UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                             CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-617-757-6400

                     DATE OF FISCAL YEAR END: JULY 31, 2004

                    DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                                                   JULY 31, 2004

HIGHMARK
   The smarter approach to investing.





ANNUAL
------------
      REPORT

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
                                                          TABLE OF CONTENTS




management's discussion of fund performance
      large cap growth fund ..............................................2 value momentum fund ................................................4 large cap value fund ...............................................6 core equity fund ...................................................8 balanced fund .....................................................10 small cap growth fund .............................................12 small cap value fund ..............................................14 california intermediate tax-free bond fund ........................16 national intermediate tax-free bond fund ..........................18 bond fund .........................................................20
      taxable money market funds ........................................22 california tax-free money market fund .............................23 disclosure of fund expenses .............................................24 statements of net assets ................................................26 statements of operations ................................................68

statements of changes in net assets .....................................72 financial highlights ....................................................76

notes to financial statements ...........................................83 report of independent registered public accounting firm .................94 notice to shareholders ..................................................95

trustees and officers ...................................................96

shareholder voting results ..............................................98 fund information .......................................................107


[HIGHMARK FUNDS LOGO OMITTED]

This report and the financial statements contained herein are submitted for the general information of HighMark(R) Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by Union Bank of California, N.A., or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. SEI Investments Distribution Co., serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank of California, N.A.

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                TOP TEN HOLDINGS

       COMPANY                     % OF
                                PORTFOLIO*

       MICROSOFT                   4.5

       GENERAL ELECTRIC            3.8

       PFIZER                      3.6

       MEDTRONIC                   3.1

       SLM                         2.9

       AVON PRODUCTS               2.9

       GOLDMAN SACHS GROUP         2.9

       SMITH INTERNATIONAL         2.8

       SAP ADR                     2.8

       MICROCHIP TECHNOLOGY        2.7




                 FUND SECTORS

       SECTOR                      % OF
                                PORTFOLIO*

       INFORMATION TECHNOLOGY     24.7

       HEALTH CARE                18.9

       CONSUMER DISCRETIONARY     13.2

       CONSUMER STAPLES           12.2

       INDUSTRIALS                11.8

       FINANCIALS                 11.3

       ENERGY                      4.0

       REPURCHASE AGREEMENT        3.9

*EXCLUDES SECURITIES PURCHASED WITH CASH
 COLLATERAL RECEIVED FROM SECURITIES LENDING.




LARGE CAP
GROWTH FUND


   PERFORMANCE

   For the fiscal year ended July 31, 2004, the HighMark Large Cap Growth Fund produced a total return of 3.45% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500/BARRA Growth Index returned 9.11% for the same period.


   FACTORS AFFECTING PERFORMANCE

   Following a strong advance in 2003, equity markets took a break from the torrid pace during the first half of 2004, and trended downward as the period concluded. Despite strong corporate profit growth and healthy economic momentum, the magnitude of market performance for the Fund's full fiscal year was disappointing.

   At the beginning of the fiscal year, market fears lingering from the recent bear market started to alleviate. Corporate profits strengthened, which appeared to be the result of a favorable confluence of events. In recent years, many companies slashed capital expenditures and staffing levels such that both fixed costs and wage costs were declining. In late 2003, revenues started to grow again for most companies. This optimal environment of rising revenues and declining costs resulted in record margin expansion and strong profit momentum for much of corporate America. Stocks previously beaten down experienced a tremendous rally, and all sectors posted healthy returns.

   As the fiscal year came to an end, many investors became less convinced about the sustainability of the recovery. Investors faced higher than expected energy prices. Additionally, a potential government-driven economic slowdown in China coupled with ongoing geopolitical concerns, such as continued tension in Iraq, raised fears about the global recovery. Finally, investors realized that, with rising interest rates, the easing of U.S. monetary policy had come to an end.

   For the fiscal year, the Fund underperformed its benchmark index. We had a bias towards companies that were more cyclically levered to the economy and those stocks detracted from performance towards the end of the fiscal year. Performance was also hindered because the Fund owned primarily moderate growth companies and not the stocks that appreciated the fastest, which were typically those that had been punished the hardest during the bear market. Additionally, the Fund's relative overweight in the technology sector, which contributed to performance in the first half of the year, detracted from performance in the second half of the year.


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2                                1.800.433.6884

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HIGHMARK LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP GROWTH FUND VERSUS THE S&P 500/ BARRA GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

[PHOTO OMITTED]
TEAM LEADER
DAN BECKER
WADDELL & REED INVESTMENT
MANAGEMENT CO.


[PHOTO OMITTED]
TEAM LEADER
PHIL SANDERS
WADDELL & REED INVESTMENT
MANAGEMENT CO.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                 HighMark           HighMark           HighMark           HighMark
                 Large Cap          Large Cap          Large Cap          Large Cap                                 Morningstar
               Growth Fund,       Growth Fund,       Growth Fund,       Growth Fund,        S&P 500/BARRA          Large Growth
             Fiduciary Shares    Class A Shares     Class B Shares+    Class C Shares+       Growth Index            Category
7/31/94         $10,000              $ 9,450           $10,000             $10,000             $10,000               $10,000
7/95             12,523               11,822            12,523              12,523              13,072                12,815
7/96             14,116               13,345            14,116              14,116              15,379                14,207
7/97             20,968               19,816            20,968              20,968              24,068                20,573
7/98             25,704               24,227            25,593              25,704              30,064                24,329
7/99             30,136               28,326            29,755              30,136              37,342                30,300
7/00             33,490               31,405            32,784              33,309              43,679                38,517
7/01             18,182               17,012            17,628              17,930              30,807                27,162
7/02             13,678               12,785            13,157              13,367              23,965                19,426
7/03             15,198               14,128            14,465              14,717              26,095                21,616
7/04             15,722               14,603            14,844              15,103              28,473                23,096


------------------------------------------------------------------------------------------------------------------------------------
                                                    ANNUALIZED           ANNUALIZED          ANNUALIZED           ANNUALIZED
                                 ONE YEAR             3 YEAR               5 YEAR              10 YEAR               SINCE
                                  RETURN              RETURN               RETURN              RETURN              INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                 3.45%               -4.73%              -12.20%               4.63%              4.14%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                   3.36%               -4.96%              -12.41%               4.45%              3.98%+
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*       -2.38%               -6.74%              -13.40%               3.86%              3.43%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                   2.62%               -5.57%              -12.98%               4.03%+             3.58%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**      -2.38%               -6.52%              -13.26%               4.03%+             3.58%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                   2.62%               -5.56%              -13.19%+              4.04%+             3.59%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***      1.62%               -5.56%              -13.19%+              4.04%+             3.59%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 5.50% sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects maximum CDSC of 1.00%. The sales charge was discontinued February 25, 2004 (see note 3).

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

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                TOP TEN HOLDINGS*

       COMPANY                     % OF
                                PORTFOLIO**

       CITIGROUP                   3.5

       EXXON MOBIL                 3.2

       GENERAL ELECTRIC            3.2

       QUESTAR                     2.9

       JP MORGAN CHASE             2.4

       WASHINGTON MUTUAL           2.2

       AVERY DENNISON              2.2

       ALTRIA GROUP                2.2

       TARGET                      2.1

       VERIZON COMMUNICATIONS      2.1




                   FUND SECTORS

       SECTOR                      % OF
                                PORTFOLIO**

       FINANCIALS                 23.8

       INDUSTRIALS                16.6

       CONSUMER DISCRETIONARY      9.9

       ENERGY                      8.9

       INFORMATION TECHNOLOGY      8.8

       MATERIALS                   8.2

       HEALTH CARE                 6.7

       CONSUMER STAPLES            6.2

       UTILITIES                   5.4

       REPURCHASE AGREEMENT        2.8

       TELECOMMUNICATION           2.3

       REGULATED INVESTMENT
        COMPANY                    0.4

       RIGHTS                      0.0

 *EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
**EXCLUDES SECURITIES PURCHASED WITH CASH
  COLLATERAL RECEIVED FROM SECURITIES LENDING.


VALUE MOMENTUM FUND

   PERFORMANCE

   For the fiscal year ended July 31, 2004, the HighMark Value Momentum Fund produced a total return of 15.69% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Index returned 13.17% for the same period.


   FACTORS AFFECTING PERFORMANCE

   Following an extraordinary start, equity markets struggled in the second half of the fiscal year. Months went by with little evidence that a three-pronged approach of: 1) expansive monetary policy; 2) aggressive fiscal policy, including major tax cuts, and 3) a permissive stance in allowing the U.S. dollar to fall dramatically, would lead to recovery. However, we did see signs that such recovery did commence. We now must address why the market flattened in the second half of the year despite evidence of a broadening worldwide economic recovery.

   Failure of the market to forge ahead in the second half of the fiscal year was, in part, the result of several lingering concerns. For instance, inflation rather than deflation, has become a concern for investors. Additionally, after largely supporting the economy for several years, consumers experienced limited increases in employment, below average wage gains, and less refinancing activity. The economy did receive a boost from industrial America, which benefited from favorable fiscal and monetary policy and the weakening dollar. The falling dollar allowed U.S. firms to better compete in the sale of goods in international markets, and made it more difficult for foreign companies to sell products in the United States.

   The Fund outperformed its benchmark index during the year, largely as a result of broad exposure to stocks of industrial companies and materials manufacturers. We have maintained a strong overweight in industrial stocks for some time, and the Fund was rewarded for this stance during the year. The Fund also benefited from the strength of the energy sector, in which the prices of oil and natural gas continued to rise. Finally, a significant underweight in the volatile technology sector benefited the Fund in the second half of the year when technology stocks performed poorly.

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HIGHMARK VALUE MOMENTUM FUND
INVESTMENT OBJECTIVE

THE HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

[PHOTO OMITTED]
TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                 HighMark           HighMark           HighMark           HighMark
              Value Momentum     Value Momentum     Value Momentum     Value Momentum          S&P 500              Morningstar
                  Fund,              Fund,              Fund,              Fund,               Composite            Large Value
             Fiduciary Shares    Class A Shares     Class B Shares+    Class C Shares+           Index               Category
7/31/94         $10,000              $ 9,450           $10,000             $10,000             $10,000               $10,000
7/95             12,541               11,851            12,541              12,541              12,611                11,991
7/96             14,649               13,816            14,649              14,649              14,701                13,755
7/97             21,607               20,329            21,607              21,607              22,366                19,741
7/98             23,600               22,151            23,494              23,600              26,680                21,656
7/99             26,687               24,984            26,287              26,687              32,069                24,320
7/00             27,879               26,040            27,207              27,621              34,946                23,568
7/01             27,726               25,832            26,805              27,215              29,938                25,965
7/02             22,164               20,601            21,253              21,557              22,864                21,037
7/03             24,381               22,608            23,166              23,499              25,299                22,823
7/04             28,206               26,080            26,546              26,927              28,631                26,312


------------------------------------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED          ANNUALIZED          ANNUALIZED          ANNUALIZED
                                ONE YEAR             3 YEAR              5 YEAR              10 YEAR              SINCE
                                 RETURN              RETURN              RETURN              RETURN            INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                15.69%               0.57%              1.11%              10.93%               11.15%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                  15.36%               0.32%              0.86%              10.68%               10.97%+
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*        8.99%              -1.56%             -0.27%              10.06%               10.50%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                  14.59%              -0.32%              0.20%              10.26%+              10.65%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**       9.59%              -1.17%             -0.11%              10.26%+              10.65%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                  14.62%              -0.34%              0.18%+             10.42%+              10.77%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***     13.62%              -0.34%              0.18%+             10.42%+              10.77%+
------------------------------------------------------------------------------------------------------------------------------------


  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 5.50% sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects maximum CDSC of 1.00%. The sales charge was discontinued February 25, 2004 (see note 3).

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) and April 2, 1992, (commencement of operations of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Value Momentum Fund.

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                  TOP TEN HOLDINGS

       COMPANY                     % OF
                                PORTFOLIO*

       CITIGROUP                   3.5

       BANK OF AMERICA             3.0

       EXXON MOBIL                 2.0

       CONOCOPHILLIPS              1.9

       WACHOVIA                    1.9

       CHEVRONTEXACO               1.8

       VERIZON COMMUNICATIONS      1.8

       BELLSOUTH                   1.6

       ALLSTATE                    1.6

       US BANCORP                  1.4




                   FUND SECTORS

       SECTOR                      % OF
                                PORTFOLIO*

       FINANCIALS                 32.1

       CONSUMER DISCRETIONARY     13.2

       ENERGY                     11.0

       INDUSTRIALS                10.7

       CONSUMER STAPLES            6.2

       INFORMATION TECHNOLOGY      6.0

       UTILITIES                   5.4

       TELECOMMUNICATIONS          5.4

       MATERIALS                   4.7

       HEALTH CARE                 3.7

       REPURCHASE AGREEMENT        1.6

*EXCLUDES SECURITIES PURCHASED WITH CASH
 COLLATERAL RECEIVED FROM SECURITIES LENDING.

LARGE CAP VALUE
FUND


   PERFORMANCE

   For the fiscal year ended July 31, 2004, the HighMark Large Cap Value Fund produced a total return of 20.32% (Fiduciary Shares). In comparison, the unmanaged Russell 1000 Value Index returned 17.68% for the same period.

   FACTORS AFFECTING PERFORMANCE

   The strong market rally that started in early 2003 continued through the first half of the fiscal year. Although the pace slowed somewhat in the second half of the year, most equity markets experienced double-digit returns for the 12 months ended July 31, 2004. During the past fiscal year, small companies generally outperformed large companies, and value stocks outpaced growth stocks by a significant margin.

   Our investment philosophy is primarily value-oriented, although we believe that superior results can be achieved by a combination of value, growth, and momentum in a risk-controlled environment. The Fund's relatively deep value characteristics rewarded shareholders during the fiscal year as the Fund outperformed its benchmark index.

   The Fund benefited during the fiscal year from favorable stock selection within the housing industry. The most profitable position in the Fund's portfolio was mortgage banker Countrywide Financial. Holdings in the top performing energy sector such as Amerada Hess, a company engaged in the exploration and production of oil and natural gas, also contributed to performance. Other energy firms including Canadian Natural Resources, Sunoco, Occidental Petroleum and Marathon Oil also added value, as did tobacco company Reynolds American.

   Detracting slightly from performance during the fiscal year was our relative underweight in Exxon Mobil, which performed well and is the largest weighted company in the Russell 1000 Value Index. The least profitable sector for the Fund was financials, where we did not own FleetBoston Financial or Bank One, each among the best performing financial companies in the Russell 1000 Value Index.

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6                                1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP
VALUE FUND INVESTMENT
OBJECTIVE

THE HIGHMARK LARGE CAP VALUE FUND
SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.


[PHOTO OMITTED]
TEAM LEADER
TED ARONSON
ARONSON+JOHNSON+ORTIZ, LP


[PHOTO OMITTED]
TEAM LEADER
KEVIN JOHNSON
ARONSON+JOHNSON+ORTIZ, LP


[PHOTO OMITTED]
TEAM LEADER
MARTHA ORTIZ
ARONSON+JOHNSON+ORTIZ, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                 HighMark           HighMark           HighMark           HighMark
                 Large Cap          Large Cap          Large Cap         Large Cap           Russell 1000           Morningstar
               Value Fund,        Value Fund,        Value Fund,        Value Fund,              Value              Large Value
             Fiduciary Shares    Class A Shares     Class B Shares+    Class C Shares+           Index               Category
7/31/94         $10,000              $ 9,450           $10,000             $10,000             $10,000               $10,000
7/95             11,726               11,106            11,726              11,726              12,086                11,991
7/96             13,867               13,128            13,867              13,867              14,005                13,755
7/97             19,432               18,375            19,432              19,432              20,844                19,741
7/98             21,529               20,305            21,436              21,529              24,536                21,656
7/99             24,592               23,135            24,276              24,592              28,213                24,320
7/00             22,214               20,854            21,727              22,035              26,803                23,568
7/01             21,570               20,182            20,892              21,184              29,145                25,965
7/02             16,326               15,228            15,676              15,894              24,121                21,037
7/03             17,512               16,312            16,680              16,905              26,714                22,823
7/04             21,070               19,571            19,883              20,151              31,437                26,312


------------------------------------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED          ANNUALIZED          ANNUALIZED          ANNUALIZED
                                ONE YEAR             3 YEAR              5 YEAR              10 YEAR              SINCE
                                 RETURN              RETURN              RETURN              RETURN             INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                20.32%              -0.78%              -3.04%                7.74%             10.87%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                  19.98%              -1.02%              -3.29%                7.55%             10.77%+
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*       13.38%              -2.86%              -4.38%                6.95%             10.47%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                  19.20%              -1.64%              -3.92%                7.11%+            10.55%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**      14.20%              -2.62%              -4.19%                7.11%+            10.55%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                  19.20%              -1.65%              -3.91%+               7.26%+            10.62%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***     18.20%              -1.65%              -3.91%+               7.26%+            10.62%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 5.50% sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects maximum CDSC of 1.00%. The sales charge was discontinued February 25, 2004 (see note 3).

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

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                TOP TEN HOLDINGS*

       COMPANY                       % OF
                                  PORTFOLIO**

       GENERAL ELECTRIC              5.6

       MICROSOFT                     5.3

       UNITEDHEALTH GROUP            5.1

       TYCO INTERNATIONAL            4.3

       CITIGROUP                     3.5

       JPMORGAN CHASE                3.4

       EXXON MOBIL                   3.2

       AMERICAN INTERNATIONAL GROUP  3.0

       DELL                          2.4

       PEPSICO                       2.4




                  FUND SECTORS

       SECTOR                        % OF
                                  PORTFOLIO**

       INDUSTRIALS                  18.7

       FINANCIALS                   18.0

       INFORMATION TECHNOLOGY       15.6

       HEALTH CARE                  12.1

       REPURCHASE AGREEMENT          9.4

       CONSUMER STAPLES              8.7

       ENERGY                        7.6

       CONSUMER DISCRETIONARY        5.3

       UTILITIES                     2.5

       MATERIALS                     2.1

 * EXCLUDES SHORT TERM FIXED INCOME
   SECURITIES.
** EXCLUDES SECURITIES PURCHASED WITH CASH
   COLLATERAL RECEIVED FROM SECURITIES LENDING.

CORE EQUITY FUND


   PERFORMANCE

   For the fiscal year ended July 31, 2004, the HighMark Core Equity Fund produced a total return of 9.80% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Index returned 13.17% for the same period.


   FACTORS AFFECTING PERFORMANCE
   The fiscal year started strongly with equity markets responding to an improving economy and improving corporate earnings. Stocks surged through the end of 2003 and into early 2004. The second half of the fiscal year proved to be more subdued, and most major equity markets flattened or declined.

   The Fund follows a domestic, large capitalization investment strategy. We maintain a bias towards what we believe to be higher quality blue chip companies. During the year, we moved into larger and higher quality companies in anticipation of strong earnings growth and because, historically, these companies demonstrated the ability to outperform when the profit cycle begins to decelerate. Many such companies maintained solid earnings, even better than expected earnings in some cases. However, stock price performance lagged the overall market as smaller more speculative companies - those we believe to be lower quality or trading at very expensive prices relative to earnings
   - continued to be rewarded.

   The phenomenal performance of these smaller companies, relative to larger, more established firms that the Fund owned, was the primary factor explaining the Fund's underperformance relative to its benchmark index. Relative performance was also negatively impacted by an overweight in the consumer discretionary sector, particularly Viacom, due in large part to investor angst concerning potential acquisitions and key management departures, and Comcast, which was negatively impacted by its attempted acquisition of the Walt Disney Company. Finally, stocks in the financial sector lagged during the period as investors anticipated rising interest rates.

   In the first half of the fiscal year, we reported that the Fund's performance benefited from industries within the technology sector that were leveraged to an economic recovery or were cyclical in nature. The same stocks, including names such as Texas Instruments and EMC lagged later in the year despite reporting strong results. The Fund did benefit in the second half of the year from positive gains in beverage company PepsiCo, retailer CVS, consumer products company Procter & Gamble, healthcare service provider UnitedHealth Group, and biotechnology company Genetech, which were among the Fund's best performing holdings.

--------------------------------------------------------------------------------

8                                1.800.433.6884

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HIGHMARK CORE EQUITY FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL
APPRECIATION.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

[PHOTO OMITTED]
TEAM LEADER
THOMAS ARRINGTON
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]
TEAM LEADER
GEORGE ROKAS
HIGHMARK CAPITAL MANAGEMENT, INC.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                 HighMark           HighMark           HighMark           HighMark
                Core Equity        Core Equity        Core Equity       Core Equity             S&P 500             Morningstar
                  Fund,              Fund,              Fund,              Fund,               Composite            Large Blend
             Fiduciary Shares    Class A Shares+    Class B Shares+    Class C Shares+           Index               Category
5/31/00         $10,000              $ 9,450           $10,000             $10,000             $10,000               $10,000
7/00              9,768                9,231             9,758               9,768              10,087                10,125
7/01              8,312                7,829             8,230               8,312               8,642                 8,879
7/02              6,296                5,914             6,178               6,296               6,600                 6,877
7/03              6,872                6,441             6,685               6,872               7,302                 7,495
7/04              7,546                7,051             7,115               7,503               8,264                 8,356

------------------------------------------------------------------------------------------------------------------------------------
                                                                             ANNUALIZED                    ANNUALIZED
                                                  ONE YEAR                     3 YEAR                         SINCE
                                                   RETURN                      RETURN                       INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                                   9.80%                      -3.17%                        -6.54%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                     9.47%                      -3.43%                        -6.79%+
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*                          3.47%                      -5.23%                        -8.04%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                                     8.60%                      -4.10%                        -7.40%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**                         3.60%                      -5.06%                        -7.84%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                                     9.18%+                     -3.36%+                       -6.66%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***                        8.18%+                     -3.36%+                       -6.66%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 5.50% sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects maximum CDSC of 1.00%. The sales charge was discontinued February 25, 2004 (see note 3).

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

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                            WWW.HIGHMARKFUNDS.COM                              9

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               TOP TEN HOLDINGS*

       COMPANY                       % OF
                                  PORTFOLIO**

       GENERAL ELECTRIC              3.6

       MICROSOFT                     3.5

       UNITEDHEALTH GROUP            3.3

       TYCO INTERNATIONAL            2.7

       JP MORGAN CHASE               2.2

       CITIGROUP                     2.2

       EXXON MOBIL                   2.1

       AMERICAN INTERNATIONAL GROUP  1.9

       DELL                          1.6

       PEPSICO                       1.5




                  FUND SECTORS

       SECTOR                        % OF
                                  PORTFOLIO**

       REPURCHASE AGREEMENT         14.0

       INDUSTRIALS                  12.1

       FINANCIALS                   11.6

       CORPORATE OBLIGATIONS        11.5

       U.S. GOVERNMENT OBLIGATIONS  10.5

       INFORMATION TECHNOLOGY       10.2

       HEALTH CARE                   7.8

       CONSUMER STAPLES              5.7

       ENERGY                        4.9

       CONSUMER DISCRETIONARY        3.4

       U.S. TREASURY OBLIGATIONS     3.2

       ASSET-BACKED SECURITIES       2.1

       UTILITIES                     1.6

       MATERIALS                     1.4

 *EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
**EXCLUDES SECURITIES PURCHASED WITH CASH
  COLLATERAL RECEIVED FROM SECURITIES LENDING.

BALANCED FUND


   PERFORMANCE

   For the fiscal year ended July 31, 2004, the HighMark Balanced Fund produced a total return of 8.01% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Index returned 13.17%, and the Lehman Brothers U.S. Aggregate Bond Index returned 4.84% for the same period.


   FACTORS AFFECTING PERFORMANCE

   The fiscal year started strongly with equity markets responding to an improving economy and improving corporate earnings. Stocks surged through the end of 2003 and into early 2004. The second half of the fiscal year proved to be more subdued, and most major equity markets flattened or declined. For fixed income investors, the year was characterized by rising interest rates. In the first half of the fiscal year, the Federal Reserve maintained its four-year long accommodative stance with respect to rates. However, on June 30, 2004, the Federal Open Market Committee raised the Fed Funds rate 0.25% to 1.25%.

   The Fund's equity portfolio follows a domestic, large capitalization investment strategy. During the year, we moved into larger and higher quality companies in anticipation of strong earnings growth and because, historically, these companies demonstrated the ability to outperform when the profit cycle begins to decelerate. Many such companies maintained solid earnings, even better than expected earnings in some cases. However, stock price performance lagged the overall market as smaller more speculative companies - those we believe to be lower quality or trading at very expensive prices relative to earnings - continued to be rewarded. The phenomenal performance of these smaller companies relative to larger, more established firms that the Fund owned detracted from performance. Relative performance was also negatively impacted by an overweight in the consumer discretionary sector, particularly positions in Viacom and Comcast. Holdings in the financial sector also lagged during the period in anticipation of rising interest rates. The Fund's performance benefited, particularly in the second half of the fiscal year, from gains in Pepsico, CVS, Procter & Gamble, UnitedHealth Group, and biotechnology company Genetech, which were among the Fund's best performing holdings.

   With respect to fixed income securities, the Fund performed in line with the broad bond market. The strong performance of corporate bonds early in the year, coupled with the Fund's fixed income portfolio maintaining a slightly lower average credit quality than the market, contributed to early performance. In the second half of the year, the Fund's fixed income portfolio remained relatively flat.

--------------------------------------------------------------------------------

10                               1.800.433.6884

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


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HIGHMARK BALANCED FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BALANCED FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR BALANCED OBJECTIVE.

[PHOTO OMITTED]
TEAM LEADER
THOMAS ARRINGTON
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]
TEAM LEADER
GEORGE ROKAS
HIGHMARK CAPITAL MANAGEMENT, INC.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


              HighMark         HighMark           HighMark          HighMark         S&P 500       Lehman Brothers     Morningstar
           Balanced Fund,   Balanced Fund,     Balanced Fund,    Balanced Fund,     Composite      U.S. Aggregate       Balanced
          Fiduciary Shares  Class A Shares     Class B Shares+   Class C Shares+      Index          Bond Index         Objective
7/31/94      $10,000          $ 9,450           $ 10,000         $ 10,000         $ 10,000          $ 10,000          $ 10,000
7/95          11,910           11,255             11,910           11,910           12,611            11,011            11,578
7/96          13,213           12,461             13,213           13,213           14,701            11,620            12,702
7/97          17,239           16,209             17,239           17,239           22,366            12,873            16,421
7/98          18,499           17,364             18,444           18,499           26,680            13,884            18,027
7/99          20,342           19,037             20,087           20,342           32,069            14,229            19,816
7/00          20,805           19,424             20,354           20,683           34,946            15,077            21,137
7/01          19,588           18,229             18,993           19,293           29,938            16,990            20,954
7/02          16,799           15,592             16,140           16,399           22,864            18,271            18,429
7/03          18,025           16,706             17,171           17,447           25,299            19,259            19,945
7/04          19,469           17,986             18,377           18,667           28,631            20,192            21,750


------------------------------------------------------------------------------------------------------------------------------------
                                                    ANNUALIZED           ANNUALIZED          ANNUALIZED           ANNUALIZED
                                 ONE YEAR             3 YEAR               5 YEAR              10 YEAR               SINCE
                                  RETURN              RETURN               RETURN              RETURN              INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                 8.01%               -0.20%               -0.87%               6.89%               7.54%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                   7.66%               -0.45%               -1.13%               6.65%               7.36%+
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*        1.77%               -2.32%               -2.24%               6.04%               6.91%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                   7.02%               -1.09%               -1.76%               6.27%+              7.08%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**       2.02%               -2.04%               -2.09%               6.27%+              7.08%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                   6.99%               -1.09%               -1.74%+              6.42%+              7.19%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***      5.99%               -1.09%               -1.74%+              6.42%+              7.19%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the CDSC applicable to Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 5.50% sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects maximum CDSC of 1.00%. The sales charge was discontinued February 25, 2004 (see note 3).

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) to November 13, 1992 (commencement of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Balanced Fund.

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                            WWW.HIGHMARKFUNDS.COM                             11

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                TOP TEN HOLDINGS*

       COMPANY                     % OF
                                 PORTFOLIO

       AMERICAN HEALTHWAYS         2.6

       GLOBAL PAYMENTS             2.5

       PRICELINE.COM               2.3

       KINDRED HEALTHCARE          2.2

       EDUCATION MANAGEMENT        2.1

       INSIGHT ENTERPRISES         2.1

       MSC INDUSTRIAL DIRECT       2.0

       ACCREDO HEALTH              2.0

       ELECTRONICS FOR IMAGING     1.9

       CORINTHIAN COLLEGES         1.8




                 FUND SECTORS
       SECTOR                      % OF
                                 PORTFOLIO

       INFORMATION TECHNOLOGY     31.5

       HEALTH CARE                22.2

       CONSUMER DISCRETIONARY     16.5

       INDUSTRIALS                12.7

       FINANCIALS                  8.5

       REPURCHASE AGREEMENT        4.3

       ENERGY                      3.0

       MATERIALS                   1.3

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.


SMALL CAP GROWTH FUND


   PERFORMANCE

   For the fiscal year ended July 31, 2004, the HighMark Small Cap Growth Fund produced a total return of 2.08% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Growth Index returned 11.32% for the same period.


   FACTORS AFFECTING PERFORMANCE

   Equity markets enjoyed the first half of the fiscal year as a result of improved corporate earnings prospects. In particular, evidence began to mount that the economic recovery had broadened and business spending started on the upswing. As the fiscal year progressed, however, markets flattened and even declined. Value stocks continued to outshine growth companies, a difference that was particularly pronounced in the small cap universe.

   During the fiscal year, the Fund underperformed its benchmark index. The primary reason for this relative underperformance was the Fund's lack of exposure in Internet software and services, which performed especially well during the first half of the year. The Consumer Services sector, specifically education stocks, also performed poorly for the Fund as a result of apparent counter-cyclical sentiment. In other words, investors believed that the economy would strengthen, meaning more people would find jobs and fewer would go back to school. We believe that this sentiment caused education stocks to underperform. Compounding the Fund's poor relative performance in Technology and Consumer Services is the fact that these sectors are heavily weighted components within the index.

   The Fund's performance benefited during the fiscal year from holdings in the Health Care sector, including long-term care provider Mariner Health Care and behavioral health services firm Psychiatric Solutions. Salix Pharmaceuticals also contributed to performance.


--------------------------------------------------------------------------------

12                               1.800.433.6884

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[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP GROWTH FUND SEEKS TO
PROVIDE LONG TERM CAPITAL APPRECIATION.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

[PHOTO OMITTED]
TEAM LEADER
EDWARD ANTOIAN
CHARTWELL INVESTMENT PARTNERS, L.P.

[PHOTO OMITTED]
TEAM LEADER
MICHAEL JONES
CHARTWELL INVESTMENT PARTNERS, L.P.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

              HighMark              HighMark            HighMark              HighMark
              Small Cap             Small Cap           Small Cap             Small Cap         Russell 2000       Morningstar
            Growth Fund,          Growth Fund,        Growth Fund,         Growth Fund,            Growth         Small Growth
          Fiduciary Shares       Class A Shares      Class B Shares+       Class C Shares+          Index           Category
4/30/03       $10,000               $ 9,450              $10,000               $10,000             $10,000          $10,000
7/03           11,659                11,017               11,650                11,649              12,199           11,930
7/04           11,901                11,217               11,381                11,780              13,580           13,306


                                                                                                          ANNUALIZED
                                                                            ONE YEAR                         SINCE
                                                                             RETURN                       INCEPTION+
  Fiduciary Shares                                                             2.08%                        15.50%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                               1.82%                        15.27%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*                                                   -3.76%                        10.21%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                                                               1.13%                        14.57%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**                                                  -3.85%                        11.49%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                                                               1.13%                        14.57%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***                                                  0.14%                        14.57%
------------------------------------------------------------------------------------------------------------------------------------

  +  Commenced operations on April 28, 2003.

  *  Reflects 5.50% sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects maximum CDSC of 1.00%. The sales charge was discontinued February 25, 2004 (see note 3).

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                           WWW.HIGHMARKFUNDS.COM                              13

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

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                  TOP TEN HOLDINGS*

       COMPANY                          % OF
                                     PORTFOLIO**

       TESORO PETROLEUM                 2.1

       FMC                              1.5

       TORO                             1.4

       UNITED RENTALS                   1.4

       HRPT PROPERTIES TRUST            1.3

       COMMERCE GROUP                   1.3

       US ONCOLOGY                      1.3

       PLAINS EXPLORATION & PRODUCTION  1.3

       AMERUS GROUP                     1.3

       MDC HOLDINGS                     1.2




                     FUND SECTORS

       SECTOR                           % OF
                                     PORTFOLIO**

       FINANCIALS                      26.4

       INDUSTRIALS                     16.6

       CONSUMER DISCRETIONARY          16.6

       INFORMATION TECHNOLOGY           8.4

       ENERGY                           6.7

       MATERIALS                        5.8

       UTILITIES                        5.4

       HEALTH CARE                      5.4

       CONSUMER STAPLES                 5.2

       REPURCHASE AGREEMENT             2.9

       TELECOMMUNICATION                0.6

 *EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
**EXCLUDES SECURITIES PURCHASED WITH CASH
  COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP VALUE FUND


   PERFORMANCE

   For the fiscal year ended July 31, 2004, the HighMark Small Cap Value Fund produced a total return of 20.72% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Value Index returned 22.83% for the same period.

   FACTORS AFFECTING PERFORMANCE

   The U.S. stock market continued its upward trend during the first half of the Fund's fiscal year. Low interest rates, favorable economic policies and recovering corporate profits fueled a strong period for equity markets. However, continued unrest in the Middle East, the first tightening of interest rates in more than four years and an uncertain November election restrained optimism, and most equity markets flattened or declined in the second half of the fiscal year. Still, most markets remained comfortably in positive territory for the 12-month period.

   As is often the case, the economic recovery was driven from the ground up, and small cap stocks led the rally. Small companies proved better able to come out of the previous year's economic downturn quickly, and they experienced higher growth rates compared to bigger companies. The strong run of small cap stocks came to an end in the second quarter of 2004. Though posting positive returns, small cap stocks trailed the performance of mid and large cap stocks. Still, for the fiscal year, small caps remained comfortably ahead of larger companies.

   Within the small cap segment of the market, value stocks continued to outshine growth stocks. The Fund's substantial valuation discount relative to its benchmark index helped deliver respectable absolute performance. We are disappointed, however, that unfavorable stock selection detracted from the Fund's results relative to the index. This is explained in large part by the strong early year performance of a handful of more speculative stocks that we did not own because we believed them to be lower quality companies - for instance those with no earnings. Holdings in financial services and banks and services also detracted from the Fund's performance, as these companies underperformed the broad market in the rising interest rate environment in the second half of the fiscal year.

   The primary factor contributing to Fund performance during the fiscal year was the market's strong bias for value stocks. Additionally, the Fund did benefit from the continued boom in residential housing, particularly with positions in building construction.

--------------------------------------------------------------------------------

14                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG TERM CAPITAL
APPRECIATION.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

[PHOTO OMITTED]

TEAM LEADER
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT


[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

              HighMark              HighMark            HighMark              HighMark
              Small Cap             Small Cap           Small Cap             Small Cap         Russell 2000       Morningstar
             Value Fund,          Value Fund,         Value Fund,           Value Fund,            Value           Small Value
          Fiduciary Shares       Class A Shares      Class B Shares        Class C Shares+          Index           Category
9/30/98       $10,000               $ 9,450              $10,000               $10,000             $10,000          $10,000
7/99           12,479                11,779               12,398                12,479              11,208           11,990
7/00           14,529                13,670               14,336                14,488              11,752           12,493
7/01           14,122                13,247               13,804                13,950              14,543           15,797
7/02           14,136                13,225               13,695                13,840              13,742           14,984
7/03           17,033                15,892               16,325                16,493              16,300           17,502
7/04           20,562                19,138               19,438                19,743              20,022           21,467

------------------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED             ANNUALIZED                ANNUALIZED
                                         ONE YEAR                3 YEAR                 5 YEAR                     SINCE
                                          RETURN                 RETURN                 RETURN                   INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                         20.72%                  13.34%                 10.50%                   13.18%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                           20.43%                  13.05%                 10.19%                   12.86%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*                13.79%                  10.95%                  8.95%                   11.79%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                           19.68%                  12.28%                  9.52%                   12.18%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**               14.68%                  11.48%                  9.24%                   12.09%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                           19.70%                  12.27%                  9.40%+                  12.22%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***              18.70%                  12.27%                  9.40%+                  12.22%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

  *  Reflects 5.50% sales charge.

 **  Reflects maximum CDSC of 5.00%.

*** Reflects maximum CDSC of 1.00%. The sales charge was discontinued February 25, 2004 (see note 3).

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                           WWW.HIGHMARKFUNDS.COM                              15

--------------------------------------------------------------------------------



[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                TOP TEN HOLDINGS

       HOLDING                     % OF
                                 PORTFOLIO

       LOS ANGELES, DEPARTMENT OF
         WATER & POWER, SER A-A-1
         5.250%, 07/01/11               2.1

       LOS ANGELES COUNTY, PUBLIC
         WORKS FINANCING AUTHORITY,
         REGIONAL PARK & OPEN SPACE
         DISTRICT, SER A
         5.500%, 10/01/08               2.0

       ORANGE COUNTY, LOCAL
         TRANSPORTATION AUTHORITY,
         MEASURE M, SECOND SENIOR,
         SER A
         5.500%, 02/15/08               1.9

       SAN DIEGO COUNTY, REGIONAL
         TRANSPORTATION COMMISSION,
         SECOND SENIOR, SER A
         6.000%, 04/01/06               1.7

       SAN DIEGO, PUBLIC FACILITIES
         FINANCING AUTHORITY
         6.000%, 05/15/06               1.6

       EASTERN MUNICIPAL WATER
         DISTRICT, SER A
         5.375%, 07/01/16               1.4

       M-S-R PUBLIC POWER AUTHORITY,
         SAN JUAN PROJECT, SER I
         5.000%, 07/01/14               1.4

       EASTERN MUNICIPAL WATER
         DISTRICT, SER A
         5.375%, 07/01/17               1.4

       ORANGE COUNTY, LOCAL
         TRANSPORTATION AUTHORITY,
         MEASURE M, SECOND SENIOR
         6.000%, 02/15/07               1.4

       METROPOLITAN, WATER DISTRICT OF
         SOUTHERN CALIFORNIA, SER A
         5.375%, 07/01/12               1.3


                 FUND SECTORS

       SECTOR                      % OF
                                 PORTFOLIO

       REVENUE BONDS                  58.5

       GENERAL OBLIGATIONS            22.8

       CERTIFICATES OF PARTICIPATION  12.0

       TAX ALLOCATION                  6.6

       REGULATED INVESTMENT COMPANY    0.1

CALIFORNIA
INTERMEDIATE
TAX-FREE BOND FUND

   PERFORMANCE

   For the fiscal year ended July 31, 2004, the HighMark California Intermediate Tax-Free Bond Fund produced a total return of 3.68% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 5.16% for the same period.


   FACTORS AFFECTING PERFORMANCE

   In the first half of the fiscal year, the Federal Reserve maintained its four-year long accommodative stance with respect to interest rates. As the year progressed, however, it became clear that the Fed would start to tighten monetary policy. As expected, the Federal Open Market Committee raised the Federal Funds rate, the rate at which banks lend to each other, from 1.00% to 1.25% on June 30, 2004. Not only was this the first change in the rate in a year, it also represented a change in direction and confirmed the prospect for further tightening in the near future.

   Municipal bond returns generally were positive for the fiscal year, despite a very difficult second quarter of 2004. In the second half of the fiscal year, all maturities across the yield curve experienced negative returns, with long-term bonds the weakest of all. Currently, the remnants of the recent recession have left several states with their credit rating downgraded, and others with a negative credit outlook. Unfortunately, as various states have tried to gain control of their fiscal positions, they have increasingly put pressure on counties and cities to fill the gaps, potentially damaging the credit of those entities. California was hit especially hard in this recent economic slowdown. Although California's Governor has issued much of the $15 billion in bonds approved by voters to provide long-term funding of the State's debt, a structurally balanced budget continues to elude the State.

   It is premature to predict credit improvement across the nation at this time. Moody's Investor Services did upgrade California's credit rating in the later part of the fiscal year, and Standard & Poor's and Fitch Ratings both improved their outlook for the State.

   During the fiscal year, we continued to position the Fund defensively with high credit quality, shorter duration bonds. We believe this guards against an environment of rising interest rates. This caused the Fund to underperform its benchmark, particularly in the early half of the fiscal year when rates actually declined. Still, we continue to believe that the Fund should focus on attempting to minimize risk and preserve capital, particularly in today's relatively uncertain municipal bond market.

--------------------------------------------------------------------------------

16                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CALIFORNIA INTERMEDIATE
TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL AND STATE OF CALIFORNIA INCOME TAXES.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

[PHOTO OMITTED]
TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


              HighMark              HighMark            HighMark              HighMark             Lehman          Morningstar
             California            California          California            California           Brothers          Municipal
            Intermediate          Intermediate        Intermediate          Intermediate           7-Year          California
         Tax-Free Bond Fund,   Tax-Free Bond Fund  Tax-Free Bond Fund    Tax-Free Bond Fund       Municipal       Intermediate/
          Fiduciary Shares       Class A Shares      Class B Shares+       Class C Shares+       Bond Index      Short Category
7/31/94       $10,000               $ 9,775              $10,000               $10,000             $10,000          $10,000
7/95           10,727                10,487               10,727                10,727              10,811           10,598
7/96           11,442                11,176               11,442                11,442              11,360           11,198
7/97           12,449                12,161               12,449                12,449              12,342           12,046
7/98           13,041                12,728               13,041                13,041              12,991           12,584
7/99           13,502                13,180               13,502                13,502              13,418           12,928
7/00           14,134                13,798               14,033                14,134              14,034           13,496
7/01           15,254                14,881               14,997                15,254              15,324           14,506
7/02           16,152                15,761               15,723                16,152              16,417           15,321
7/03           16,654                16,140               15,971                16,564              17,049           15,620
7/04           17,174                16,696               16,398                17,102              17,928           16,251

------------------------------------------------------------------------------------------------------------------------------------
                                                    ANNUALIZED           ANNUALIZED          ANNUALIZED           ANNUALIZED
                                 ONE YEAR             3 YEAR               5 YEAR              10 YEAR               SINCE
                                  RETURN              RETURN               RETURN              RETURN              INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                 3.68%                4.03%                4.93%               5.56%               4.76%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                   3.44%                3.91%                4.84%               5.50%               4.69%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*        1.09%                3.12%                4.36%               5.26%               4.47%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                   2.67%                3.02%                3.96%+              5.07%+              4.31%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**      -2.32%                2.07%                3.62%+              5.07%+              4.31%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                   3.25%+               3.89%+               4.84%+              5.51%+              4.72%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***      2.26%+               3.89%+               4.84%+              5.51%+              4.72%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class B Shares or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 2.25% sales charge.

 **  Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from October 15, 1993 (commencement of operations of Fiduciary and Class A Shares) to April 25, 1997 reflects the performance of the Stepstone California Intermediate Tax-Free Bond Fund.

--------------------------------------------------------------------------------

                           WWW.HIGHMARKFUNDS.COM                              17

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

NATIONAL INTERMEDIATE
TAX-FREE BOND FUND

                 TOP TEN HOLDINGS

       HOLDING                       % OF
                                   PORTFOLIO

       PORTLAND, SEWER SYSTEMS,
         SER A
         5.000%, 06/01/08             3.5

       METROPOLITAN PIER &
         EXPOSITION AUTHORITY,
         MCCORMICK PLACE EXPANSION
         PROJECT, SER A
         6.000%, 12/15/05             3.1

       DU PAGE & WILL COUNTIES,
         COMMUNITY SCHOOL DISTRICT,
         SER B
         5.000%, 12/30/07             2.9

       GEORGIA STATE, SER E
         5.250%, 02/01/09             2.7

       PHOENIX
         5.000%, 07/01/10             2.6

       CALIFORNIA STATE
         5.500%, 10/01/09             2.2

       SEATTLE, LIMITED TAX, SER B
         5.500%, 03/01/11             2.2

       MILWAUKEE, METROPOLITAN
         SEWAGE DISTRICT, SER A
         5.500%, 10/01/08             2.2

       UNIVERSITY OF TEXAS, REVENUE
         FINANCING SYSTEM, SER B
         5.250%, 08/15/06             2.1

       WASHINGTON STATE, SER A
         5.750%, 07/01/15             2.1




                   FUND SECTORS

       SECTOR                        % OF
                                   PORTFOLIO

       GENERAL OBLIGATIONS           65.0

       REVENUE BONDS                 32.5

       TAX ALLOCATION                 1.2

       CERTIFICATES OF PARTICIPATION  0.7

       REGULATED INVESTMENT COMPANY   0.6

NATIONAL INTERMEDIATE
TAX-FREE BOND FUND


   PERFORMANCE

   For the fiscal year ended July 31, 2004, the HighMark National Intermediate Tax-Free Bond Fund produced a total return of 3.18% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 5.16% for the same period.


   FACTORS AFFECTING PERFORMANCE

   In the first half of the fiscal year, the Federal Reserve maintained its four-year long accommodative stance with respect to interest rates. As the year progressed, however, it became clear that the Fed would start to tighten monetary policy. As expected, the Federal Open Market Committee raised the Federal Funds rate, the rate at which banks lend to each other, from 1.00% to 1.25% on June 30, 2004. Not only was this the first change in the rate in a year, it also represented a change in direction and confirmed the prospect for further tightening in the near future.

   Municipal bond returns generally were positive for the fiscal year, despite a very difficult second quarter of 2004. In the second half of the fiscal year, all maturities across the yield curve experienced negative returns, with long-term bonds the weakest of all. Currently, the remnants of the recent recession have left several states with their credit rating downgraded, and others with a negative credit outlook. Unfortunately, as states have tried to gain control of their fiscal positions, they have increasingly put pressure on counties and cities to fill the gaps, potentially damaging the credit of those entities.

   During the fiscal year, we continued to position the Fund defensively with high credit quality, shorter duration bonds. We believe this guards against an environment of rising interest rates. This caused the Fund to underperform its benchmark, particularly in the early half of the fiscal year when rates actually declined. Still, we continue to believe that the Fund should focus on attempting to minimize risk and preserve capital, particularly in today's relatively uncertain municipal bond market.

--------------------------------------------------------------------------------

18                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK NATIONAL INTERMEDIATE
TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

[PHOTO OMITTED]
TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:

              HighMark              HighMark               HighMark             Lehman            Morningstar
              National              National               National            Brothers            Municipal
            Intermediate          Intermediate           Intermediate           7-Year             National
         Tax-Free Bond Fund,   Tax-Free Bond Fund     Tax-Free Bond Fund       Municipal         Intermediate
          Fiduciary Shares+      Class A Shares+         Class C Shares+      Bond Index           Category
7/31/94       $10,000               $ 9,775                 $10,000            $10,000             $10,000
7/95           10,655                10,397                  10,636             10,811              10,673
7/96           11,055                10,754                  11,002             11,360              11,230
7/97           11,855                11,510                  11,775             12,342              12,182
7/98           12,335                11,937                  12,212             12,991              12,775
7/99           12,594                12,159                  12,439             13,418              13,025
7/00           13,003                12,523                  12,811             14,034              13,418
7/01           14,066                13,521                  13,832             15,324              14,599
7/02           14,828                14,205                  14,532             16,417              15,357
7/03           15,228                14,556                  14,891             17,049              15,695
7/04           15,713                14,983                  15,372             17,928              16,385

------------------------------------------------------------------------------------------------------------------------------------
                                                    ANNUALIZED           ANNUALIZED          ANNUALIZED           ANNUALIZED
                                 ONE YEAR             3 YEAR               5 YEAR              10 YEAR               SINCE
                                  RETURN              RETURN               RETURN              RETURN              INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                 3.18%                3.76%+               4.52%+              4.62%+                5.27%+
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                   2.93%                3.48%+               4.26%+              4.36%+                5.00%+
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*        0.59%                2.69%+               3.80%+              4.12%+                4.85%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                   2.79%++              3.43%++              4.24%++             4.35%++               4.99%++
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load**       1.79%++              3.43%++              4.24%++             4.35%++               4.99%++
------------------------------------------------------------------------------------------------------------------------------------

 + The performance presented links the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with the HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with the HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940 as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

++ The performance presented links the performance of the Fiduciary Shares from its inception on October 18, 2002 with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this class. With those adjustments, performance would be lower than that shown.

 *   Reflects 2.25% sales charge.

**   Reflects maximum CDSC of 1.00%

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 17, 1989 to October 18, 2002 (commencement of operations of Fiduciary and Class A Shares) reflects the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             19

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

                TOP TEN HOLDINGS*

       HOLDING                     % OF
                                PORTFOLIO**

       FNMA
         4.500%, 04/01/18            7.2

       U.S. TREASURY BOND
         7.250%, 05/15/16            3.9

       U.S. TREASURY BOND
         8.125%, 08/15/19            3.3

       BANK ONE ISSUANCE TRUST,
         SER 2002-A4, CL A4
         2.940%, 06/16/08            3.0

       FHLMC
         4.000%, 06/01/19            2.9

       U.S. TREASURY INFLATION
         INDEX NOTE
         3.000%, 07/15/12            2.3

       FHLMC
         3.500%, 04/15/17            2.2

       TYCO INTERNATIONAL
         8.200%, 10/15/08            2.0

       FNMA
         6.000%, 08/01/14            2.0

       FNMA
         7.125%, 02/15/05            2.0


                 FUND SECTORS

       SECTOR                        % OF
                                  PORTFOLIO**

       U.S. GOVERNMENT OBLIGATIONS  38.4
       U.S. TREASURY OBLIGATIONS    12.1
       FINANCIALS                   10.7
       CONSUMER DISCRETIONARY        9.0
       INDUSTRIALS                   8.2
       ASSET-BACKED SECURITIES       7.1
       UTILITIES                     4.4
       REAL ESTATE INVESTMENT TRUST  2.2
       TELECOMMUNICATION             2.0
       ENERGY                        1.6
       HEALTH CARE                   1.1
       INFORMATION TECHNOLOGY        1.1
       REPURCHASE AGREEMENT          0.7
       FOREIGN GOVERNMENTS           0.6
       CONSUMER STAPLES              0.5
       MATERIALS                     0.3

 *EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
**EXCLUDES SECURITIES PURCHASED WITH CASH
  COLLATERAL RECEIVED FROM SECURITIES LENDING.


BOND FUND

   PERFORMANCE

   For the fiscal year ended July 31, 2004, the HighMark Bond Fund produced a total return of 4.68% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers U.S. Aggregate Bond Index returned 4.84% for the same period.


   FACTORS AFFECTING PERFORMANCE

   For fixed income investors, the fiscal year was characterized by rising interest rates. In the first half of the fiscal year, the Federal Reserve maintained its four-year long accommodative stance with respect to interest rates. However, on June 30, 2004, the Federal Open Market Committee raised the Fed Funds rate 0.25% to 1.25%. Although the Fed's interest rate hike was anticipated, it proved interesting. The resulting rise in yields was concentrated in the short-term part of the curve. In the Treasury market, for example, two-year Treasuries increased 0.98%, while 10-year Treasury bonds increased only 0.07%, and 30-year issues actually declined 0.16%. In the low-yield environment, long-term bonds performed best during the fiscal year.

   Corporate bonds generally performed better than Treasuries during the first half of the fiscal year. This trend came to an end during the last six months, with corporate bond performance essentially equaling Treasury performance. Corporate bonds did not add any value and, on a risk adjusted basis, proved somewhat disappointing in the second half of the fiscal year.

   Approximately one-third of the Fund's portfolio continues to be invested in mortgage-backed securities. Although refinancing activity slowed from recent historic levels, the threat of refinancing in the early part of the fiscal year led to continued volatility in the mortgage-backed market. For the fiscal year, mortgage-backed securities outperformed Treasuries by 1.32%.

   Overall, for the fiscal year the Fund performed in line with its benchmark index. The strong performance of corporate bonds early in the fiscal year, coupled with a slightly lower average credit quality than the index, contributed to the Fund's early performance. In the second half of the fiscal year, the Fund's performance remained relatively flat. As of July 31, 2004, the Fund's average credit quality was AA, compared to AAA for the index. The Fund's average maturity was 6.2 years and duration was 4.15, compared to 6.7 and 4.62, respectively, for the index.

--------------------------------------------------------------------------------
20                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN
FIXED-INCOME SECURITIES.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BOND FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

[PHOTO OMITTED]
TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

[CHART OMITTED]
PLOT POINTS ARE AS FOLLOWS:


                                                                                                                   Morningstar
              HighMark              HighMark            HighMark              HighMark         Lehman Brothers    Intermediate-
             Bond Fund,            Bond Fund            Bond Fund            Bond Fund         U.S. Aggregate         Term
          Fiduciary Shares       Class A Shares      Class B Shares+       Class C Shares+       Bond Index       Bond Category
7/31/94       $10,000               $ 9,675              $10,000               $10,000             $10,000          $10,000
7/95           10,943                10,574               10,943                10,943              11,011           10,929
7/96           11,469                11,097               11,469                11,469              11,620           11,478
7/97           12,684                12,282               12,684                12,684              12,873           12,708
7/98           13,624                13,200               13,624                13,624              13,884           13,587
7/99           13,842                13,401               13,842                13,842              14,229           13,774
7/00           14,515                14,057               14,515                14,515              15,077           14,395
7/01           16,362                15,849               16,113                16,362              16,990           16,099
7/02           17,031                16,488               16,601                17,031              18,271           16,875
7/03           18,157                17,547               17,512                18,140              19,259           17,889
7/04           19,007                18,331               18,162                18,908              20,192           18,696

------------------------------------------------------------------------------------------------------------------------------------
                                                    ANNUALIZED           ANNUALIZED          ANNUALIZED           ANNUALIZED
                                 ONE YEAR             3 YEAR               5 YEAR              10 YEAR               SINCE
                                  RETURN              RETURN               RETURN              RETURN              INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                 4.68%                5.09%                6.53%               6.62%                 8.26%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                   4.47%                4.94%                6.45%               6.59%                 8.20%+
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*        1.06%                3.79%                5.74%               6.24%                 8.03%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                   3.71%                4.07%                5.58%+              6.15%+                8.02%+
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**      -1.28%                3.15%                5.26%+              6.15%+                8.02%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                   4.23%+               4.94%+               6.44%+              6.58%+                8.24%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***      3.23%+               4.94%+               6.44%+              6.58%+                8.24%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 or Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *  Reflects 3.25% sales charge.

 **  Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.

     Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

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                   FUND SECTORS

       SECTOR                        % OF
                                   PORTFOLIO

       100% U.S. TREASURY
       MONEY MARKET FUND

       U.S. TREASURY BILLS            70.2
       U.S. TREASURY NOTES            29.8

       U.S. GOVERNMENT MONEY
       MARKET FUND

       U.S. GOVERNMENT OBLIGATIONS    67.3
       REPURCHASE AGREEMENTS          32.7

       DIVERSIFIED MONEY
       MARKET FUND

       COMMERCIAL PAPER               61.6

       CORPORATE OBLIGATIONS          21.0

       CERTIFICATES OF DEPOSIT        14.2

       U.S. GOVERNMENT OBLIGATION      1.4

       REPURCHASE AGREEMENT            1.2

       BANK NOTE                       0.6

       CALIFORNIA TAX-FREE
       MONEY MARKET FUND

       REVENUE BONDS                  74.3

       CERTIFICATE OF PARTICIPATION   10.0

       TAX EXEMPT COMMERCIAL PAPER     7.3

       TAX AND REVENUE ANTICIPATION
         NOTES                         4.2

       GENERAL OBLIGATION              4.0

       TAX ALLOCATION                  0.2

       REGULATED INVESTMENT COMPANIES  0.0

HIGHMARK TAXABLE MONEY
MARKET FUNDS*

   PERFORMANCE

   The HighMark Taxable Money Market Funds (Fiduciary Shares) produced the following seven-day effective yields as of July 31, 2004: HighMark 100% U.S. Treasury Money Market Fund, 0.61%; HighMark U.S. Government Money Market Fund, 0.81%; and HighMark Diversified Money Market Fund, 0.90%**.


   FACTORS AFFECTING PERFORMANCE

   Early in the fiscal year the economic rebound was still viewed as tentative. Trading was range-bound and value often difficult to find. In this environment, we extended slightly the HighMark 100% U.S. Treasury Money Market Fund's average life as this market segment was heavily influenced by foreign central bank buying, year-end positioning and investors looking for a safe haven. In early 2004, we focused the Fund's investment in the one- to three-month area of the yield curve. In April 2004, we utilized the yield spike created by the usual tax season issuance of short maturity cash management Treasury bills to enhance the Fund's returns.


   For the HighMark U.S. Government Money Market Fund, early in the fiscal year, we capitalized on upward yield pressure exerted by larger than normal Agency discount note issuance. Also during such period, we limited our exposure to very short maturities in response to speculation regarding improper accounting at the two larger, non-guaranteed, government sponsored enterprises. By December, Agency discount note issuance and spreads had normalized, partly reflecting reduced financing needs as mortgage portfolio growth slowed.

   Toward the close of 2003, the markets accepted that a growth cycle had taken hold and projected a rise in the Federal Funds rate. Consequently, we used the last quarter of the period to realign each of the Fund's portfolios and allowed their average weighted maturities to decline. We also purchased high quality adjustable rate instruments that reset based on the London Inter-Bank Offered Rate (LIBOR) for both the HighMark Diversified and the HighMark U.S. Government Money Market Funds, as the LIBOR has historically responded quickly in a rising rate environment. Release of a stronger than anticipated March labor market report, plus upward revisions to the prior two months data, caused a sharp sell-off in early April 2004. Our strategy was vindicated by the higher yields available following this economic report.

--------------------------------------------------------------------------------

22                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]


HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND*

PERFORMANCE

The HighMark California Tax-Free Money Market Fund's seven-day effective yield as of July 31, 2004 (Fiduciary Shares)*** was 0.69%. Using a combined Federal and California state income tax rate of 44.31%, the seven-day effective yield is equivalent to a 1.02% taxable yield.


FACTORS AFFECTING PERFORMANCE

The Federal Reserve Board raised short-term interest rates from 1.00% to 1.25% on June 30, 2004, its first rate hike since May 2000. Municipal note yields increased from 1.02% to 1.50% during the fiscal year, reflecting the new supply of annual cash flow from municipal issuers. California's long-term credit rating was raised by Moodys from "Baa1" to "A3 with a positive outlook" in May 2004, reflecting a recovery in the state's economy and tax revenues. As of July 31, 2004, the Fund's weighted average maturity was 35 days, down from 43 days one year earlier.

  * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

 ** For the Class A Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the seven-day effective yield as of July 31, 2004 was 0.36%, 0.55% and 0.65%, respectively. The seven-day effective yield for the U.S. Government Money Market Fund's Class B Shares was 0.05% for the same period. For the Class S Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the seven-day effective yield as of July 31, 2004 was 0.07%, 0.26% and 0.35%, respectively. The yields reflect voluntary waivers in place with the Distributor, without such waivers yields would be lower (see Note 3 in notes to financial statements).

*** The seven-day effective yield as of July 31, 2004 for the California Tax-Free Money Market Fund's Class A Shares and Class S Shares was 0.44% and 0.14%, respectively.

--------------------------------------------------------------------------------

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


[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

                        BEGINNING  ENDING      NET   EXPENSES
                         ACCOUNT   ACCOUNT ANNUALIZED  PAID
                          VALUE     VALUE    EXPENSE  DURING
                         1/31/04   7/31/04   RATIOS   PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...... $1,000.00  $  923.65    0.95%   $4.55
Class A Shares ........  1,000.00     922.65    1.20     5.75
Class B Shares ........  1,000.00     916.25    1.85     8.85
Class C Shares ........  1,000.00     916.34    1.85     8.86

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,020.08    0.95     4.78
Class A Shares ........  1,000.00   1,018.82    1.20     6.04
Class B Shares ........  1,000.00   1,015.55    1.85     9.31
Class C Shares ........  1,000.00   1,015.55    1.85     9.31
--------------------------------------------------------------------------------
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ......  1,000.00     996.47    0.93     4.63
Class A Shares ........  1,000.00     993.53    1.18     5.87
Class B Shares ........  1,000.00     987.02    1.83     9.08
Class C Shares ........  1,000.00     987.52    1.83     9.08

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,020.18    0.93     4.68
Class A Shares ........  1,000.00   1,018.92    1.18     5.94
Class B Shares ........  1,000.00   1,015.65    1.83     9.21
Class C Shares ........  1,000.00   1,015.65    1.83     9.21


                        BEGINNING  ENDING      NET   EXPENSES
                         ACCOUNT   ACCOUNT ANNUALIZED  PAID
                          VALUE     VALUE    EXPENSE  DURING
                         1/31/04   7/31/04   RATIOS   PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...... $1,000.00  $1,010.79    0.96%   $4.81
Class A Shares ........  1,000.00   1,007.34    1.21     6.06
Class B Shares ........  1,000.00   1,001.50    1.86     9.30
Class C Shares ........  1,000.00   1,000.80    1.86     9.30

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,020.03    0.96     4.83
Class A Shares ........  1,000.00   1,018.77    1.21     6.09
Class B Shares ........  1,000.00   1,015.50    1.86     9.36
Class C Shares ........  1,000.00   1,015.50    1.86     9.36
--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ......  1,000.00     961.55    0.93     4.55
Class A Shares ........  1,000.00     958.14    1.18     5.76
Class B Shares ........  1,000.00     951.28    1.83     8.92
Class C Shares ........  1,000.00     952.58    1.83     8.92

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,020.18    0.93     4.68
Class A Shares ........  1,000.00   1,018.92    1.18     5.94
Class B Shares ........  1,000.00   1,015.65    1.83     9.21
Class C Shares ........  1,000.00   1,015.65    1.83     9.21


--------------------------------------------------------------------------------

24                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]


                        BEGINNING  ENDING      NET   EXPENSES
                         ACCOUNT   ACCOUNT ANNUALIZED  PAID
                          VALUE     VALUE    EXPENSE  DURING
                         1/31/04   7/31/04   RATIOS   PERIOD*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...... $1,000.00  $  972.08    0.94%  $ 4.62
Class A Shares ........  1,000.00     969.66    1.19     5.84
Class B Shares ........  1,000.00     963.28    1.84     9.02
Class C Shares ........  1,000.00     963.38    1.84     9.02

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,020.13    0.94     4.73
Class A Shares ........  1,000.00   1,018.87    1.19     5.99
Class B Shares ........  1,000.00   1,015.60    1.84     9.26
Class C Shares ........  1,000.00   1,015.60    1.84     9.26
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ......  1,000.00     852.06    1.48     6.84
Class A Shares ........  1,000.00     849.41    1.73     7.99
Class B Shares ........  1,000.00     843.53    2.38    10.97
Class C Shares ........  1,000.00     843.53    2.38    10.97

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,017.41    1.48     7.45
Class A Shares ........  1,000.00   1,016.15    1.73     8.71
Class B Shares ........  1,000.00   1,012.88    2.38    11.98
Class C Shares ........  1,000.00   1,012.88    2.38    11.98
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ......  1,000.00     971.17    1.41     6.93
Class A Shares ........  1,000.00     968.34    1.66     8.16
Class B Shares ........  1,000.00     962.07    2.31    11.33
Class C Shares ........  1,000.00     962.46    2.33    11.44

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,017.76    1.41     7.10
Class A Shares ........  1,000.00   1,016.51    1.66     8.36
Class B Shares ........  1,000.00   1,013.23    2.31    11.63
Class C Shares ........  1,000.00   1,013.13    2.33    11.73
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ......  1,000.00     992.32    0.50     2.48
Class A Shares ........  1,000.00     989.78    0.75     3.72
Class B Shares ........  1,000.00     982.28    1.50     7.42
Class C Shares ........  1,000.00     985.26    1.26     6.24

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,022.35    0.50     2.52
Class A Shares ........  1,000.00   1,021.09    0.75     3.78
Class B Shares ........  1,000.00   1,017.31    1.50     7.55
Class C Shares ........  1,000.00   1,018.52    1.26     6.34
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ......  1,000.00     995.81    0.28     1.39
Class A Shares ........  1,000.00     993.37    0.53     2.63
Class C Shares ........  1,000.00     994.22    0.78     3.88

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,023.45    0.28     1.41
Class A Shares ........  1,000.00   1,022.20    0.53     2.67
Class C Shares ........  1,000.00   1,020.94    0.78     3.93



                        BEGINNING  ENDING      NET   EXPENSES
                         ACCOUNT   ACCOUNT ANNUALIZED  PAID
                          VALUE     VALUE    EXPENSE  DURING
                         1/31/04   7/31/04   RATIOS   PERIOD*
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...... $1,000.00  $  995.37    0.77%   $3.83
Class A Shares ........  1,000.00     994.73    1.02     5.07
Class B Shares ........  1,000.00     986.52    1.75     8.68
Class C Shares ........  1,000.00     987.16    1.54     7.64

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,020.99    0.77     3.88
Class A Shares ........  1,000.00   1,019.73    1.02     5.14
Class B Shares ........  1,000.00   1,016.05    1.75     8.81
Class C Shares ........  1,000.00   1,017.11    1.54     7.75
--------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ......  1,000.00   1,000.11    0.50     2.49
Class A Shares ........  1,000.00     997.57    0.75     3.73
Class S Shares ........  1,000.00     995.68    0.95     4.72

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,022.35    0.50     2.52
Class A Shares ........  1,000.00   1,021.09    0.75     3.78
Class S Shares ........  1,000.00   1,020.08    0.95     4.78
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ......  1,000.00   1,000.26    0.53     2.64
Class A Shares ........  1,000.00     997.72    0.78     3.88
Class B Shares ........  1,000.00     994.93    1.06     5.27
Class S Shares ........  1,000.00     995.23    1.04     5.17

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,022.20    0.53     2.67
Class A Shares ........  1,000.00   1,020.94    0.78     3.93
Class B Shares ........  1,000.00   1,019.53    1.06     5.34
Class S Shares ........  1,000.00   1,019.63    1.04     5.24
--------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ......  1,000.00   1,000.61    0.52     2.59
Class A Shares ........  1,000.00     998.17    0.77     3.83
Class S Shares ........  1,000.00     995.18    1.07     5.32

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,022.25    0.52     2.62
Class A Shares ........  1,000.00   1,020.99    0.77     3.88
Class S Shares ........  1,000.00   1,019.48    1.07     5.39
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ......  1,000.00   1,000.91    0.42     2.09
Class A Shares ........  1,000.00     998.37    0.67     3.33
Class S Shares ........  1,000.00     995.72    0.94     4.68

HYPOTHETICAL 5% RETURN
Fiduciary Shares ......  1,000.00   1,022.75    0.42     2.11
Class A Shares ........  1,000.00   1,021.49    0.67     3.37
Class S Shares ........  1,000.00   1,020.13    0.94     4.73

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period).


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

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 97.9%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.5%
     Carnival (A)                                           69,750     $  3,251
     Coach*                                                 42,500        1,819
     eBay*                                                  39,450        3,090
     Harley-Davidson                                        77,022        4,611
     Home Depot                                             51,350        1,732
     International Game Technology                          66,550        2,152
     Lowe's (A)                                             32,800        1,598
     Nike, Cl B                                             25,450        1,851
     Staples                                                88,450        2,554
                                                                       --------
                                                                         22,658
                                                                       --------
   CONSUMER STAPLES - 12.4%
     Avon Products                                         114,350        4,918
     Coca-Cola                                              54,800        2,404
     Colgate-Palmolive                                      32,750        1,742
     Costco Wholesale (A)                                   60,176        2,447
     Estee Lauder                                           46,150        2,026
     Procter & Gamble                                       47,500        2,477
     Wal-Mart Stores                                        32,550        1,726
     Walgreen                                               84,646        3,081
                                                                       --------
                                                                         20,821
                                                                       --------
   ENERGY - 4.1%
     Schlumberger                                           32,050        2,061
     Smith International (A)*                               82,200        4,791
                                                                       --------
                                                                          6,852
                                                                       --------
   FINANCIALS - 11.6%
     Chicago Mercantile Exchange Holdings (A)               23,950        3,006
     Fannie Mae (A)                                         44,950        3,190
     Goldman Sachs Group                                    55,500        4,894
     Morgan Stanley (A)                                     34,450        1,699
     SLM                                                   130,850        4,962
     T Rowe Price Group (A)                                 36,050        1,666
                                                                       --------
                                                                         19,417
                                                                       --------
   HEALTH CARE - 19.2%
     Alcon                                                  22,750        1,743
     Allergan                                               23,600        1,785
     Amgen*                                                 58,450        3,324
     Biomet                                                 25,050        1,102
     Boston Scientific (A)*                                 81,600        3,122
     Genentech*                                             27,944        1,360
     Guidant                                                46,600        2,578
     Medtronic                                             108,100        5,369
     Pfizer                                                191,077        6,107
     Teva Pharmaceutical Industries ADR                     55,600        1,646
     Zimmer Holdings*                                       55,100        4,205
                                                                       --------
                                                                         32,341
                                                                       --------


--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - 12.0%
     3M                                                     27,950     $  2,302
     Cintas                                                 30,850        1,295
     Danaher (A)                                            51,750        2,621
     Expeditors International Washington                    18,600          863
     General Electric                                      193,154        6,422
     Lockheed Martin                                        60,550        3,209
     Manpower (A)                                           42,300        1,842
     Robert Half International                              58,850        1,637
                                                                       --------
                                                                         20,191
                                                                       --------
   INFORMATION TECHNOLOGY - 25.1%
     Automatic Data Processing                              56,300        2,363
     Cisco Systems*                                        213,750        4,459
     Dell*                                                 124,900        4,430
     Electronic Arts (A)*                                   56,250        2,820
     First Data                                             31,300        1,396
     Lexmark International*                                 23,150        2,049
     Linear Technology (A)                                  38,600        1,509
     Maxim Integrated Products (A)                          30,000        1,443
     Microchip Technology (A)                              162,400        4,705
     Microsoft                                             269,300        7,664
     Paychex                                                94,500        2,902
     Research In Motion*                                    28,050        1,730
     SAP ADR                                               117,933        4,718
                                                                       --------
                                                                         42,188
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $154,848)                                                  164,468
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 5.9%
--------------------------------------------------------------------------------
   Credit Suisse First Boston, MTN (B) (C)
     1.360%, 08/06/04                                      $ 5,000        5,000
   Lehman Brothers, MTN (B) (C)
     1.403%, 05/16/05                                        2,500        2,500
   Morgan Stanley (B) (C)
     1.393%, 02/18/05                                        2,500        2,500
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $10,000)                                                    10,000
                                                                       --------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - 3.0%
--------------------------------------------------------------------------------
     Four Winds Funding (B)
       1.400%, 08/02/04                                      4,999        4,999
                                                                       --------
     TOTAL COMMERCIAL PAPER
       (Cost $4,999)                                                      4,999
                                                                       --------



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

26                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

LARGE CAP GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MASTER NOTE - 3.0%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       1.463%, 08/04/04                                    $ 5,000     $  5,000
                                                                       --------
     TOTAL MASTER NOTE
       (Cost $5,000)                                                      5,000
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 10.1%
--------------------------------------------------------------------------------
     Bank of America
       1.360%, dated 07/30/04, matures on
       08/02/04, repurchase price $10,318,101
       (collateralized by a mortgage obligation,
       par value $10,832,779, 1.318%, 07/25/34,
       total market value $10,523,271) (B)                  10,317       10,317
     Deutsche Bank Securities, Inc.
       1.310%, dated 07/30/04, matures on
       08/02/04, repurchase price $6,663,546
       (collateralized by a U.S. Government
       obligation, par value $6,790,000,
       2.500%, 05/31/06, total market
       value $6,796,179)                                     6,663        6,663
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $16,980)                                                    16,980
                                                                       --------
   TOTAL INVESTMENTS - 119.9%
     (Cost $191,827)                                                    201,447
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (18.1)%                (30,316)
     OTHER ASSETS AND LIABILITIES, NET -- (1.8)%+                        (3,058)
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (19.9)%                         (33,374)
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $168,073
                                                                       ========

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                          $325,239
     Accumulated net realized loss on investments                      (166,786)
     Net unrealized appreciation on investments                           9,620
                                                                       --------
   TOTAL NET ASSETS                                                    $168,073
                                                                       ========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($137,681,696 / 18,347,253 SHARES)                                   $7.50
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES (D)
     ($18,845,271 / 2,550,000 SHARES)                                     $7.39
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($7.39 / 94.5%)                                       $7.82
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($10,002,819 / 1,420,498 SHARES)                                     $7.04
                                                                       ========
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     CLASS C SHARES (D)
     ($1,543,153 / 219,016 SHARES)                                        $7.05
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
+ INCLUDES A PAYABLE OF $150,000 RELATED TO UNCOLLECTED REDEMPTION FEES (SEE
  NOTE 3).
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2004. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2004 IS $29,392,249 (SEE NOTE 6).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES LENDING TRANSACTIONS.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2004.
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3). CLASS A HAS A POSSIBLE REDEMPTION CHARGE (SEE NOTE 2).
ADR -- AMERICAN DEPOSITARY RECEIPT
MTN -- MEDIUM TERM NOTE



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           27

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 97.0%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.9%
     Black & Decker                                         60,000     $  4,195
     Comcast*                                              175,500        4,703
     Federated Department Stores (A)                       120,000        5,750
     Hasbro                                                180,000        3,271
     Leggett & Platt                                       143,000        3,868
     Lennar                                                 38,500        1,643
     McGraw-Hill                                            75,000        5,629
     Pulte Homes                                            37,500        2,049
     Target                                                210,000        9,156
     Toys "R" Us*                                          125,000        2,058
                                                                       --------
                                                                         42,322
                                                                       --------
   CONSUMER STAPLES - 6.2%
     Altria Group                                          195,900        9,325
     Archer-Daniels-Midland                                120,000        1,852
     Kimberly-Clark                                         90,000        5,766
     Kroger*                                                79,400        1,255
     Nestle ADR*                                            67,500        4,313
     Universal                                              83,000        4,003
                                                                       --------
                                                                         26,514
                                                                       --------
   ENERGY - 9.0%
     BP ADR                                                100,000        5,636
     ChevronTexaco                                          60,000        5,739
     ConocoPhillips                                         46,000        3,624
     Exxon Mobil                                           300,000       13,890
     Halliburton (A)                                       130,400        4,140
     Suncor Energy                                         133,300        3,863
     Williams                                              120,000        1,458
                                                                       --------
                                                                         38,350
                                                                       --------
   FINANCIALS - 23.8%
     Allstate                                              104,752        4,932
     AMB Property                                          204,500        7,186
     Annaly Mortgage Management (A)                        120,000        1,980
     Bank of America                                        95,000        8,076
     Bank of New York                                       68,000        1,954
     Citigroup                                             335,800       14,806
     Fannie Mae (A)                                         70,200        4,981
     Franklin Resources                                     53,600        2,586
     Freddie Mac                                            56,000        3,601
     Goldman Sachs Group                                    38,400        3,387
     JP Morgan Chase                                       272,070       10,156
     Marsh & McLennan                                      185,000        8,210
     Metlife                                                97,000        3,460
     Morgan Stanley (A)                                    100,000        4,933
     Principal Financial Group                             104,000        3,535
     Prudential Financial (A)                               65,000        3,026


--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     Washington Mutual (A)                                 247,705     $  9,611
     Wells Fargo                                            32,500        1,866
     XL Capital, Cl A                                       52,600        3,718
                                                                       --------
                                                                        102,004
                                                                       --------
   HEALTH CARE - 6.8%
     Abbott Laboratories                                   130,000        5,116
     Amgen*                                                 35,300        2,008
     Applera Corp - Applied Biosystems Group               130,500        2,700
     Baxter International                                  234,600        7,054
     HCA (A)                                                67,100        2,593
     Merck                                                 125,000        5,669
     Pfizer                                                116,840        3,734
                                                                       --------
                                                                         28,874
                                                                       --------
   INDUSTRIALS - 16.6%
     American Power Conversion                              95,000        1,434
     Avery Dennison                                        157,600        9,546
     Boeing                                                 47,500        2,411
     Burlington Northern Santa Fe                           60,000        2,129
     Cendant                                               374,779        8,575
     Equifax                                                53,500        1,290
     General Electric                                      408,700       13,589
     Manpower (A)                                           60,000        2,613
     Masco (A)                                             175,000        5,292
     Parker Hannifin                                       128,000        7,345
     Pitney Bowes                                           40,000        1,688
     Tyco International                                    183,300        5,682
     United Technologies                                    60,000        5,610
     Waste Management                                      143,000        4,024
                                                                       --------
                                                                         71,228
                                                                       --------
   INFORMATION TECHNOLOGY - 8.8%
     Agilent Technologies*                                  90,000        2,143
     Applied Materials (A)*                                140,000        2,376
     Cabot Microelectronics (A)*                            35,896        1,274
     Comdisco Holding                                      173,800           66
     CTS (A)                                               290,000        3,326
     Diebold                                                36,500        1,682
     Electronic Data Systems (A)                           112,000        2,070
     First Data                                             94,200        4,202
     Hewlett-Packard                                       100,900        2,033
     International Business Machines                        70,000        6,095
     Microsoft                                             232,000        6,603
     Nokia ADR                                             200,000        2,324
     Tektronix                                             110,000        3,344
                                                                       --------
                                                                         37,538
                                                                       --------



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

28                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

VALUE MOMENTUM FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   MATERIALS - 8.2%
     Alcoa                                                 173,100     $  5,544
     BHP Billiton ADR                                      165,000        3,049
     Cabot                                                 179,800        6,847
     Ecolab                                                180,200        5,496
     Engelhard                                             195,400        5,745
     Monsanto                                               68,000        2,466
     Peabody Energy                                         18,000        1,011
     Weyerhaeuser                                           82,200        5,097
                                                                       --------
                                                                         35,255
                                                                       --------
   TELECOMMUNICATION - 2.3%
     AT&T (A)                                               58,160          878
     Verizon Communications                                235,000        9,057
                                                                       --------
                                                                          9,935
                                                                       --------
   UTILITIES - 5.4%
     Equitable Resources                                    64,500        3,308
     Oneok (A)                                             222,500        4,673
     Questar                                               299,800       12,286
     Sempra Energy (A)                                      80,000        2,860
                                                                       --------
                                                                         23,127
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $292,931)                                                  415,147
                                                                       --------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - 4.7%
--------------------------------------------------------------------------------
     Baker Hughes (B)
       1.380%, 08/02/04                                      5,000        4,999
     Countrywide Home Loans (B)
       1.400%, 08/02/04                                     10,000        9,999
       1.370%, 08/05/04                                      5,000        4,999
                                                                       --------
     TOTAL COMMERCIAL PAPER
       (Cost $19,997)                                                    19,997
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 4.5%
--------------------------------------------------------------------------------
     Credit Suisse First Boston, MTN (B) (C)
       1.360%, 08/06/04                                    $ 7,000        7,000
     General Electric Capital, MTN (B) (C)
       1.392%, 09/24/04                                      5,000        5,001
     Lehman Brothers, MTN (B) (C)
       1.403%, 05/16/05                                      2,500        2,500
     Morgan Stanley (B) (C)
       1.393%, 02/18/05                                      2,500        2,500
     Washington Mutual Bank (B) (C)
       1.370%, 08/06/04                                      2,500        2,500
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $19,501)                                                    19,501
                                                                       --------


--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.3%
--------------------------------------------------------------------------------
     Templeton Dragon Fund                                 111,000     $  1,559
                                                                       --------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $990)                                                        1,559
                                                                       --------
--------------------------------------------------------------------------------
   RIGHTS - 0.0%
--------------------------------------------------------------------------------
     Bank United                                           118,300            8
                                                                       --------
     TOTAL RIGHTS
       (Cost $19)                                                             8
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 5.9%
--------------------------------------------------------------------------------
     Bank of America
       1.360%, dated 07/30/04, matures on
       08/02/04, repurchase price $8,091,703
       (collateralized by a mortgage obligation,
       par value $8,495,326, 1.318%, 07/25/34,
       total market value $8,252,602) (B)                  $ 8,091        8,091
     Deutsche Bank Securities, Inc.
       1.310%, dated 07/30/04, matures on
       08/02/04, repurchase price $12,092,774
       (collateralized by a U.S. Government
       obligation, par value $29,278,000,
       0.000%, 05/15/20,
       total market value $12,333,650)                      12,091       12,091
     Dresdner Securities
       1.360%, dated 07/30/04, matures on
       08/02/04, repurchase price $5,000,567
       (collateralized by a corporate obligation,
       par value $4,026,000, 9.360%, 01/01/21,
       total market value $5,100,000) (B)                    5,000        5,000
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $25,182)                                                    25,182
                                                                       --------
   TOTAL INVESTMENTS - 112.4%
     (Cost $358,620)                                                    481,394
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (12.3)%                (52,589)
     OTHER ASSETS AND LIABILITIES, NET -- (0.1)%                           (690)
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (12.4)%                         (53,279)
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $428,115
                                                                       ========



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           29

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

VALUE MOMENTUM FUND (CONTINUED)

--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                          $272,158
     Undistributed net investment income                                    126
     Accumulated net realized gain on investments                        33,057
     Net unrealized appreciation on investments                         122,774
                                                                       --------
   TOTAL NET ASSETS                                                    $428,115
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($389,657,436 / 17,260,376 SHARES)                                  $22.58
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($28,461,089 / 1,261,512 SHARES)                                    $22.56
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($22.56 / 94.5%)                                     $23.87
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($9,207,838 / 411,988 SHARES)                                       $22.35
                                                                       ========
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     CLASS C SHARES (D)
     ($788,271 / 35,322 SHARES)                                          $22.32
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2004. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2004 IS $50,933,281 (SEE NOTE 6).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES LENDING TRANSACTIONS.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2004.
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3).
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

30                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 97.3%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.0%
     American Eagle Outfitters*                             16,500     $    541
     Autoliv                                                16,200          682
     Barnes & Noble*                                        16,600          571
     Claire's Stores                                        24,800          572
     Dana                                                   23,200          448
     Dillard's, Cl A                                        25,100          572
     D.R. Horton                                            27,200          752
     Federated Department Stores                            17,600          843
     Ford Motor                                             72,200        1,063
     Jones Apparel Group (A)                                30,700        1,147
     KB Home                                                12,200          781
     McGraw-Hill                                             6,400          480
     MDC Holdings                                           12,100          812
     MGM Mirage*                                            20,200          892
     NVR (A)*                                                2,300        1,072
     PanAmSat (A)*                                          24,400          567
     Polaris Industries                                     10,800          516
     Pulte Homes                                            10,800          590
     RadioShack                                             12,600          352
     Ryland Group (A)                                       10,800          836
     Stanley Works (A)                                      11,000          466
     Timberland, Cl A*                                      15,400          894
     Time Warner*                                           28,500          474
     Yum! Brands                                            12,800          491
                                                                       --------
                                                                         16,414
                                                                       --------
   CONSUMER STAPLES - 6.1%
     Altria Group                                           11,300          538
     BJ's Wholesale Club (A)*                               35,000          816
     Kimberly-Clark                                          8,400          538
     Kroger*                                                75,300        1,190
     Nu Skin Enterprises, Cl A                              19,100          521
     Pepsi Bottling Group                                   16,300          454
     Reynolds American (A)*                                 20,000        1,439
     Supervalu                                              36,300        1,037
     Tyson Foods, Cl A (A)                                  63,100        1,203
                                                                       --------
                                                                          7,736
                                                                       --------
   ENERGY - 10.8%
     Amerada Hess                                           18,000        1,500
     Burlington Resources                                   10,200          390
     Canadian Natural Resources                             37,400        1,241
     ChevronTexaco                                          23,900        2,286
     ConocoPhillips                                         30,700        2,418
     Exxon Mobil                                            53,500        2,477
     Sunoco                                                 20,200        1,377
     Tesoro Petroleum*                                      34,700        1,006
     Valero Energy (A)                                      13,000          974
                                                                       --------
                                                                         13,669
                                                                       --------


--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - 31.8%
     Allstate                                               41,500     $  1,954
     Astoria Financial                                       5,300          181
     Bank of America                                        44,000        3,740
     Bank of Hawaii                                         11,200          503
     Bear Stearns (A)                                       13,800        1,151
     Brascan, Cl A (A)                                      26,700          738
     CIT Group                                              14,800          514
     Citigroup                                              98,967        4,364
     Comerica                                               23,200        1,357
     Countrywide Financial (A)                              21,900        1,579
     Doral Financial                                        25,050          983
     Freddie Mac                                             6,200          399
     Fremont General (A)                                    34,200          642
     Goldman Sachs Group                                     8,700          767
     IndyMac Bancorp                                        19,000          631
     IPC Holdings                                           19,400          728
     JP Morgan Chase                                        26,900        1,004
     Keycorp                                                46,900        1,415
     LNR Property (A)                                       16,900          913
     Loews                                                  10,200          578
     MBNA                                                   35,200          869
     Morgan Stanley                                         22,500        1,110
     National City                                          45,900        1,675
     PMI Group                                              27,300        1,126
     PNC Financial Services Group                           24,200        1,225
     Principal Financial Group*                             35,400        1,203
     R & G Financial, Cl B                                   4,900          172
     Radian Group                                           23,900        1,100
     RenaissanceRe Holdings                                 19,400        1,028
     Stancorp Financial Group                                6,900          485
     US Bancorp                                             59,500        1,684
     Wachovia                                               53,100        2,353
     Webster Financial                                      20,700          971
     Westcorp                                               10,800          449
     Zions Bancorporation                                    7,500          454
                                                                       --------
                                                                         40,045
                                                                       --------
   HEALTH CARE - 3.7%
     Aetna                                                  13,900        1,193
     Bausch & Lomb (A)                                      10,700          659
     Cardinal Health (A)                                    17,800          792
     McKesson                                               23,000          740
     Merck                                                  27,200        1,233
                                                                       --------
                                                                          4,617
                                                                       --------
   INDUSTRIALS - 10.6%
     Briggs & Stratton                                      10,300          860
     Burlington Northern Santa Fe                           14,100          500



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           31

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

LARGE CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - (CONTINUED)
     Cendant                                                62,100     $  1,421
     Copart*                                                20,300          452
     Deluxe (A)                                             23,200        1,022
     Eaton                                                  11,200          724
     General Electric                                       40,900        1,360
     H&R Block                                               9,900          486
     Harsco                                                 10,600          476
     Masco                                                  22,400          677
     Northrop Grumman                                       30,000        1,578
     Paccar                                                 20,200        1,211
     Ryder System                                           23,300        1,000
     Teekay Shipping (A)                                    28,600        1,138
     Terex*                                                  6,800          265
     W.W. Grainger                                           3,500          185
                                                                       --------
                                                                         13,355
                                                                       --------
   INFORMATION TECHNOLOGY - 5.9%
     Accenture, Cl A*                                       47,800        1,177
     Activision*                                            47,550          697
     Arrow Electronics*                                     21,700          513
     Autodesk                                               23,500          945
     Avnet*                                                 36,100          701
     Cisco Systems*                                         20,100          419
     Hewlett-Packard                                        20,800          419
     Ingram Micro, Cl A*                                    54,500          777
     International Business Machines                         7,800          679
     Microsoft                                              18,800          535
     Plantronics*                                            4,500          174
     Vishay Intertechnology*                                25,600          397
                                                                       --------
                                                                          7,433
                                                                       --------
   MATERIALS - 4.6%
     Agrium                                                 56,400          814
     Alcan                                                  21,200          840
     Engelhard                                              15,200          447
     Georgia-Pacific (A)                                    14,200          477
     Louisiana-Pacific (A)                                  34,000          805
     Nucor                                                  16,500        1,380
     Phelps Dodge                                           10,300          803
     Southern Peru Copper                                    6,900          270
                                                                       --------
                                                                          5,836
                                                                       --------
   TELECOMMUNICATION - 5.4%
     BellSouth                                              74,100        2,007
     Nextel Communications, Cl A*                           20,200          460
     SBC Communications                                     44,000        1,115
     Telephone & Data Systems                               12,500          949
     Verizon Communications                                 58,000        2,235
                                                                       --------
                                                                          6,766
                                                                       --------


--------------------------------------------------------------------------------
Description                                       Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - 5.4%
     Constellation Energy Group                             32,500     $  1,253
     Edison International                                   53,100        1,423
     Sempra Energy (A)                                      35,600        1,273
     Texas Genco Holdings (A)                               23,300        1,081
     TXU                                                    29,400        1,166
     Xcel Energy (A)                                        34,800          595
                                                                       --------
                                                                          6,791
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $105,537)                                                  122,662
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 4.0%
--------------------------------------------------------------------------------
     Morgan Stanley (B) (C)
       1.393%, 02/18/05                                    $ 2,500        2,500
     Washington Mutual (B) (C)
       1.370%, 08/06/04                                      2,500        2,500
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $5,000)                                                      5,000
                                                                       --------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - 4.0%
--------------------------------------------------------------------------------
     Four Winds Funding (B)
       1.400%, 08/02/04                                      4,999        4,999
                                                                       --------
     TOTAL COMMERCIAL PAPER
       (Cost $4,999)                                                      4,999
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 9.1%
--------------------------------------------------------------------------------
     Bank of America
       1.360%, dated 07/30/04, matures on
       08/02/04, repurchase price $9,459,507
       (collateralized by a mortgage obligation,
       par value $9,931,357, 1.318%, 07/25/34,
       total market value $9,647,604) (B)                    9,458        9,458
     Deutsche Bank Securities, Inc.
       1.310%, dated 07/30/04, matures on
       08/02/04, repurchase price $2,008,684
       (collateralized by a U.S. Government
       obligation, par value $2,047,000,
       2.500%, 05/31/06, total market
       value $2,048,863)                                     2,008        2,008
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $11,466)                                                    11,466
                                                                       --------
   TOTAL INVESTMENTS - 114.4%
     (Cost $127,002)                                                    144,127
                                                                       --------



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

32                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

LARGE CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (15.4)%               $(19,457)
     OTHER ASSETS AND LIABILITIES, NET -- 1.0%                            1,362
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES -- (14.4)%                        (18,095)
                                                                       --------
   TOTAL NET ASSETS -- 100.0%                                          $126,032
                                                                       ========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                          $159,638
     Undistributed net investment income                                     51
     Accumulated net realized loss on investments                       (50,782)
     Net unrealized appreciation on investments                          17,125
                                                                       --------
   TOTAL NET ASSETS                                                    $126,032
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($87,180,370 / 8,373,667 SHARES)                                    $10.41
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($33,442,392 / 3,205,186 SHARES)                                    $10.43
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($10.43 / 94.5%)                                     $11.04
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($3,640,052 / 353,212 SHARES)                                       $10.31
                                                                       ========
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     CLASS C SHARES (D)
     ($1,768,928 / 172,040 SHARES)                                       $10.28
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2004. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2004 IS $18,920,265 (SEE NOTE 6).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES LENDING TRANSACTIONS.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2004.
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3).
CL -- CLASS



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           33

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                                 Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 90.7%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.3%
     Comcast, Cl A*                                         45,698     $  1,252
     Home Depot                                             35,280        1,190
     Nike, Cl B                                             13,155          956
     Target                                                 30,275        1,320
     Viacom, Cl B                                           48,050        1,614
                                                                       --------
                                                                          6,332
                                                                       --------
   CONSUMER STAPLES - 8.7%
     CVS (A)                                                47,565        1,992
     Kimberly-Clark                                         27,985        1,793
     PepsiCo                                                58,430        2,921
     Procter & Gamble                                       40,580        2,116
     Wal-Mart Stores                                        32,085        1,701
                                                                       --------
                                                                         10,523
                                                                       --------
   ENERGY - 7.6%
     ChevronTexaco                                          13,380        1,280
     ConocoPhillips                                         16,840        1,326
     Exxon Mobil                                            84,268        3,902
     Occidental Petroleum                                   23,170        1,142
     Suncor Energy                                          52,280        1,515
                                                                       --------
                                                                          9,165
                                                                       --------
   FINANCIALS - 18.0%
     American Express                                       28,395        1,427
     American International Group                           50,410        3,562
     Bank of America                                        20,280        1,724
     Citigroup                                              95,188        4,197
     Fannie Mae (A)                                         19,190        1,362
     Goldman Sachs Group                                    11,330          999
     JP Morgan Chase                                       111,305        4,155
     Marsh & McLennan                                       39,710        1,762
     Merrill Lynch                                          24,295        1,208
     SLM                                                    34,580        1,311
                                                                       --------
                                                                         21,707
                                                                       --------
   HEALTH CARE - 12.1%
     Caremark Rx*                                           37,950        1,157
     Merck                                                  28,330        1,285
     Pfizer                                                 87,759        2,805
     Shire Pharmaceuticals ADR (A)*                         75,915        2,018
     UnitedHealth Group (A)                                 98,315        6,184
     Zimmer Holdings*                                       15,690        1,197
                                                                       --------
                                                                         14,646
                                                                       --------


--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
   INDUSTRIALS - 18.8%
     3M                                                     19,715     $  1,624
     Danaher (A)                                            44,240        2,241
     Emerson Electric                                       21,120        1,282
     General Electric                                      203,445        6,764
     Honeywell International                                73,700        2,772
     Northrop Grumman                                       53,300        2,804
     Tyco International                                    165,555        5,132
                                                                       --------
                                                                         22,619
                                                                       --------
   INFORMATION TECHNOLOGY - 15.6%
     Automatic Data Processing                              47,030        1,974
     Cisco Systems*                                         68,610        1,431
     Citrix Systems*                                        46,430          818
     Dell*                                                  82,470        2,925
     Electronic Arts (A)*                                   22,270        1,116
     Intel                                                  71,620        1,746
     International Business Machines                        13,075        1,139
     Microsoft                                             224,915        6,401
     Qualcomm                                               18,655        1,289
                                                                       --------
                                                                         18,839
                                                                       --------
   MATERIALS - 2.1%
     Alcoa                                                  57,905        1,855
     BHP Billiton ADR (A)                                   36,755          679
                                                                       --------
                                                                          2,534
                                                                       --------
   UTILITIES - 2.5%
     Constellation Energy Group                             35,880        1,383
     Exelon                                                 45,910        1,602
                                                                       --------
                                                                          2,985
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $103,583)                                                  109,350
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 4.2%
--------------------------------------------------------------------------------
     Morgan Stanley (B) (C)
       1.393%, 02/18/05                                    $ 2,500        2,500
     Washington Mutual (B) (C)
       1.370%, 08/06/04                                      2,500        2,500
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $5,000)                                                      5,000
                                                                       --------



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

34                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

CORE EQUITY FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 13.5%
--------------------------------------------------------------------------------
     Bank of America
       1.360%, dated 07/30/04, matures on
       08/02/04, repurchase price $4,980,229
       (collateralized by a mortgage obligation,
       par value $5,228,648, 1.318%, 07/25/34,
       total market value $5,079,258) (B)                  $ 4,980     $  4,980
     Deutsche Bank Securities, Inc.
       1.310%, dated 07/30/04, matures on
       08/02/04, repurchase price $11,315,053
       (collateralized by various U.S. Government
       obligations, par value $17,565,000,
       0.000%-2.500%, 05/31/06-05/15/20,
       total market value $11,541,032)                      11,314       11,314
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $16,294)                                                    16,294
                                                                       --------
   TOTAL INVESTMENTS - 108.4%
     (Cost $124,877)                                                    130,644
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (8.3)%                  (9,980)
     OTHER ASSETS AND LIABILITIES, NET -- (0.1)%                           (147)
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES -- (8.4)%                         (10,127)
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $120,517
                                                                       ========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                          $145,856
     Distributions in excess of net investment income                        (5)
     Accumulated net realized loss on investments                       (31,101)
     Net unrealized appreciation on investments                           5,767
                                                                       --------
   TOTAL NET ASSETS                                                    $120,517
                                                                       ========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($113,333,780 / 15,408,379 SHARES)                                   $7.36
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($3,657,030 / 498,504 SHARES)                                        $7.34
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($7.34 / 94.5%)                                       $7.77
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($3,248,682 / 449,045 SHARES)                                        $7.23
                                                                       ========
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     CLASS C SHARES (D)
     ($277,040 / 38,282 SHARES)                                           $7.24
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2004. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2004 IS $9,694,449 (SEE NOTE 6).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES LENDING TRANSACTIONS.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2004.
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3).
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           35

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

BALANCED FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 58.5%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.4%
     Comcast, Cl A*                                         33,579     $    920
     Home Depot                                             24,845          838
     Nike, Cl B                                              9,055          658
     Target                                                 20,810          907
     Viacom, Cl B                                           33,745        1,134
                                                                       --------
                                                                          4,457
                                                                       --------
   CONSUMER STAPLES - 5.7%
     CVS (A)                                                33,170        1,389
     Kimberly-Clark                                         19,520        1,251
     PepsiCo                                                40,095        2,005
     Procter & Gamble                                       28,250        1,473
     Wal-Mart Stores                                        24,525        1,300
                                                                       --------
                                                                          7,418
                                                                       --------
   ENERGY - 4.9%
     ChevronTexaco                                           9,335          893
     ConocoPhillips                                         11,740          925
     Exxon Mobil                                            58,748        2,720
     Occidental Petroleum                                   16,210          799
     Suncor Energy                                          36,490        1,057
                                                                       --------
                                                                          6,394
                                                                       --------
   FINANCIALS - 11.6%
     American Express                                       20,410        1,026
     American International Group                           35,482        2,507
     Bank of America                                        14,155        1,203
     Citigroup                                              64,966        2,864
     Fannie Mae (A)                                         13,405          951
     Goldman Sachs Group                                     7,830          690
     JP Morgan Chase                                        77,563        2,895
     Marsh & McLennan                                       27,690        1,229
     Merrill Lynch                                          17,050          848
     SLM                                                    24,040          912
                                                                       --------
                                                                         15,125
                                                                       --------
   HEALTH CARE - 7.7%
     Caremark Rx*                                           26,455          807
     Merck                                                  19,715          894
     Pfizer                                                 60,254        1,926
     Shire Pharmaceuticals ADR (A)                          52,900        1,406
     UnitedHealth Group (A)                                 68,370        4,300
     Zimmer Holdings*                                       10,190          778
                                                                       --------
                                                                         10,111
                                                                       --------


--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - 12.1%
     3M                                                     13,955     $  1,149
     Danaher (A)                                            30,890        1,565
     Emerson Electric                                       14,735          894
     General Electric                                      141,285        4,698
     Honeywell International                                51,045        1,920
     Northrop Grumman                                       37,280        1,961
     Tyco International                                    115,170        3,570
                                                                       --------
                                                                         15,757
                                                                       --------
   INFORMATION TECHNOLOGY - 10.1%
     Automatic Data Processing                              32,805        1,377
     Cisco Systems*                                         44,650          931
     Citrix Systems*                                        32,380          571
     Dell*                                                  58,065        2,060
     Electronic Arts (A)*                                   15,520          778
     Intel                                                  49,725        1,212
     International Business Machines                        10,330          899
     Microsoft                                             158,325        4,506
     Qualcomm                                               12,710          878
                                                                       --------
                                                                         13,212
                                                                       --------
   MATERIALS - 1.4%
     Alcoa                                                  41,215        1,320
     BHP Billiton ADR (A)                                   25,640          474
                                                                       --------
                                                                          1,794
                                                                       --------
   UTILITIES - 1.6%
     Constellation Energy Group                             24,855          958
     Exelon                                                 31,940        1,115
                                                                       --------
                                                                          2,073
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $71,853)                                                    76,341
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 13.3%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.8%
     TCI Communications
       6.875%, 02/15/06                                    $   350          369
     Time Warner
       7.480%, 01/15/08                                        500          544
     Time Warner Entertainment
       8.375%, 03/15/23                                        350          407
     Wal-Mart Stores
       5.875%, 10/15/05                                        600          623
     Walt Disney Company, MTN
       5.620%, 12/01/08                                        430          437
                                                                       --------
                                                                          2,380
                                                                       --------



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

36                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   CONSUMER STAPLES - 0.6%
     Safeway
       7.500%, 09/15/09                                    $   700     $    785
                                                                       --------
   ENERGY - 0.6%
     Marathon Oil
       6.125%, 03/15/12                                        750          798
                                                                       --------
   FINANCIALS - 5.6%
     Associates
       6.950%, 11/01/18                                        275          307
     Citigroup
       6.500%, 01/18/11                                        500          550
     GE Global Insurance
       7.750%, 06/15/30                                        300          344
     JP Morgan Chase
       6.700%, 08/15/08                                        900          985
     Mellon Bank
       7.000%, 03/15/06                                        400          429
     Morgan Stanley
       6.750%, 04/15/11                                        550          604
     Morgan Stanley (B) (C)
       1.393%, 02/18/05                                      2,500        2,500
     Royal Bank of Scotland Group
       6.375%, 02/01/11                                        700          761
     U.S. Bancorp
       6.875%, 09/15/07                                        600          656
     Wells Fargo Bank
       6.450%, 02/01/11                                        200          219
                                                                       --------
                                                                          7,355
                                                                       --------
   FOREIGN GOVERNMENTS - 1.1%
     Hydro Quebec, Ser HY
       8.400%, 01/15/22                                        450          586
     Hydro Quebec, Ser IO
       8.050%, 07/07/24                                        150          193
     Province of Ontario
       5.500%, 10/01/08                                        600          637
                                                                       --------
                                                                          1,416
                                                                       --------
   HEALTH CARE - 0.5%
     HCA
       7.875%, 02/01/11                                        300          332
     Pharmacia
       5.875%, 12/01/08                                        325          349
                                                                       --------
                                                                            681
                                                                       --------


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - 1.5%
     General Electric
       5.000%, 02/01/13                                    $   300     $    299
     Lockheed Martin
       7.700%, 06/15/08                                        600          679
     Raytheon
       6.550%, 03/15/10                                        600          659
     Tyco International
       8.200%, 10/15/08                                        325          368
                                                                       --------
                                                                          2,005
                                                                       --------
   INFORMATION TECHNOLOGY - 0.1%
     International Business Machines
       8.375%, 11/01/19                                        100          127
                                                                       --------
   REAL ESTATE INVESTMENT TRUST - 0.6%
     Boston Properties
       5.000%, 06/01/15                                        350          327
     EOP Operating
       6.800%, 01/15/09                                        375          408
                                                                       --------
                                                                            735
                                                                       --------
   TELECOMMUNICATION - 0.3%
     New England Telephone & Telegraph
       7.875%, 11/15/29                                        150          175
     Verizon of Maryland
       8.000%, 10/15/29                                        175          206
                                                                       --------
                                                                            381
                                                                       --------
   UTILITIES - 0.6%
     Kinder Morgan
       7.250%, 03/01/28                                        375          404
     Virginia Electric & Power, Ser A
       4.750%, 03/01/13                                        350          338
                                                                       --------
                                                                            742
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $16,850)                                                    17,405
                                                                       --------



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           37

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.1%
--------------------------------------------------------------------------------
     FHLMC
       6.500%, 11/01/09                                    $   343     $    363
       6.000%, 12/15/08                                        375          391
       6.000%, 09/01/17                                        536          560
       6.000%, 02/01/28                                        248          255
       3.500%, 04/15/17                                        750          755
     FNMA
       8.000%, 08/01/24                                         19           21
       8.000%, 05/01/25                                         54           59
       8.000%, 07/01/26                                         26           29
       7.500%, 09/01/26                                         25           27
       7.500%, 03/01/27                                         29           32
       7.000%, 09/01/25                                         50           53
       7.000%, 07/01/26                                         88           93
       7.000%, 09/01/26                                         35           38
       7.000%, 12/01/27                                         98          104
       6.500%, 05/01/14                                        258          273
       6.500%, 03/01/24                                         25           26
       6.500%, 10/01/27                                         13           14
       6.500%, 01/01/28                                        117          122
       6.500%, 05/01/29                                        113          119
       6.000%, 08/01/14                                        609          638
       6.000%, 03/01/28                                        303          312
       6.000%, 05/01/28                                         99          102
       5.000%, 04/01/18                                        629          635
       5.000%, 05/01/18                                      1,528        1,541
       4.500%, 09/01/18                                      1,406        1,385
       4.500%, 05/01/19                                        974          960
     GNMA
       7.500%, 05/15/24                                         22           23
       7.500%, 09/15/25                                         35           38
       7.500%, 09/15/26                                         65           70
       7.500%, 01/15/27                                         53           57
       7.000%, 02/15/26                                         95          101
       7.000%, 08/15/26                                        121          129
       7.000%, 10/15/27                                        128          136
       7.000%, 03/15/29                                        144          153
       6.500%, 09/15/08                                        181          192
       6.500%, 06/15/23                                         18           19
       6.500%, 02/15/24                                          9            9
       6.500%, 04/15/26                                         74           77
       6.500%, 05/15/28                                         80           84
       6.500%, 01/15/29                                        236          248
       6.000%, 11/15/08                                        166          175
       6.000%, 12/15/28                                        359          371
       6.000%, 02/15/29                                        489          504
       6.000%, 04/15/29                                        500          515
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $11,615)                                                    11,808
                                                                       --------


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 3.2%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
       8.125%, 08/15/19                                    $ 1,100     $  1,457
       7.250%, 05/15/16                                      1,000        1,222
       7.125%, 02/15/23                                        300          368
     U.S. Treasury Inflation Index Note (A)
       3.000%, 07/15/12                                      1,052        1,143
                                                                       --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $3,845)                                                      4,190
                                                                       --------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 2.1%
--------------------------------------------------------------------------------
     Bank One Issuance Trust,
       Ser 2002-A4, Cl A4
       2.940%, 06/16/08                                      1,000        1,004
     Capital Auto Receivables Asset Trust,
       Ser 2002-3, Cl A3
       3.580%, 10/16/06                                        700          708
     Citibank Credit Card Issuance Trust,
       Ser 2001-A8, Cl A8
       4.100%, 12/07/06                                        700          706
     USAA Auto Owner Trust,
       Ser 2004-1, Cl A3
       2.060%, 04/15/08                                        350          346
                                                                       --------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $2,781)                                                      2,764
                                                                       --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.4%
--------------------------------------------------------------------------------
     FNMA
       6.375%, 06/15/09                                        600          661
       5.750%, 06/15/05                                      1,100        1,134
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $1,827)                                                      1,795
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 23.0%
--------------------------------------------------------------------------------
     Bank of America
       1.360%, dated 07/30/04, matures on
       08/02/04, repurchase price $5,550,085
       (collateralized by a mortgage obligation,
       par value $5,826,929, 1.318%, 07/25/34,
       total market value $5,660,445) (B)                    5,549        5,549
     Deutsche Bank Securities, Inc.
       1.310%, dated 07/30/04, matures on
       08/02/04, repurchase price $18,141,457
       (collateralized by a U.S. Government
       obligation, par value $43,922,000,
       0.000%, 05/15/20, total market
       value $18,502,682)                                   18,139       18,139



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

38                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Dresdner Securities
       1.360%, dated 07/30/04, matures on
       08/02/04, repurchase price $5,000,567
       (collateralized by a corporate obligation,
       par value $4,026,000, 9.360%, 01/01/21,
       total market value $5,100,000) (B)                  $ 5,000     $  5,000
     Lehman Brothers, Inc.
       1.393%, dated 07/30/04, matures on
       08/02/04, repurchase price $1,252,645
       (collateralized by various mortgage
       obligations, par value $21,728,307,
       0.000%-1.000%, 07/25/08-08/25/34,
       total market value $1,277,550) (B)                    1,253        1,253
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $29,941)                                                    29,941
                                                                       --------
   TOTAL INVESTMENTS - 110.6%
     (Cost $138,712)                                                    144,244
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (11.0)%                (14,302)
     OTHER ASSETS AND LIABILITIES, NET -- 0.4%                              476
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES -- (10.6)%                        (13,826)
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $130,418
                                                                       ========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                          $129,874
     Undistributed net investment income                                     46
     Accumulated net realized loss on investments                        (5,034)
     Net unrealized appreciation on investments                           5,532
                                                                       --------
   TOTAL NET ASSETS                                                    $130,418
                                                                       ========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($118,554,911 / 9,188,626 SHARES)                                   $12.90
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($7,171,846 / 556,689 SHARES)                                       $12.88
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($12.88 / 94.5%)                                     $13.63
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($4,364,223 / 339,626 SHARES)                                       $12.85
                                                                       ========
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     CLASS C SHARES (D)
     ($327,430 / 25,508 SHARES)                                          $12.84
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2004 . THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2004 IS $13,827,115 (SEE NOTE 6).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES LENDING TRANSACTIONS.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2004.
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3).
CL -- CLASS
ADR -- AMERICAN DEPOSITARY RECEIPT
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           39

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 95.6%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 16.5%
     American Eagle Outfitters*                              3,075      $   101
     AnnTaylor Stores*                                       3,712          100
     Applebees International                                12,510          333
     Cache*                                                      1           --
     Champion Enterprises*                                  21,775          212
     Charlotte Russe Holding*                               11,425          235
     Cumulus Media*                                         18,200          267
     Dick's Sporting Goods*                                 11,000          358
     Gaylord Entertainment*                                 13,925          406
     Gray Television                                        26,625          317
     Insight Enterprises*                                   42,100          675
     La Quinta*                                             41,625          319
     Movie Gallery                                          14,800          257
     Petsmart                                               15,825          491
     Priceline.com*                                         31,500          746
     Rare Hospitality International*                        10,175          287
     WMS Industries*                                         6,650          181
                                                                        -------
                                                                          5,285
                                                                        -------
   ENERGY - 3.0%
     Magnum Hunter Resources*                               21,450          230
     National-Oilwell*                                      14,475          484
     Spinnaker Exploration*                                  7,205          258
                                                                        -------
                                                                            972
                                                                        -------
   FINANCIALS - 8.5%
     ACE Cash Express*                                      13,175          305
     Bristol West Holdings                                  17,975          314
     CapitalSource*                                         19,950          431
     CB Richard Ellis Group*                                20,050          380
     Conseco*                                               22,375          402
     First Marblehead*                                      11,025          463
     Piper Jaffray*                                          6,450          263
     Signature Bank/New York NY*                             6,625          165
                                                                        -------
                                                                          2,723
                                                                        -------
   HEALTH CARE - 22.2%
     Accredo Health*                                        19,350          627
     American Healthways*                                   30,270          824
     Bradley Pharmaceuticals*                               17,105          403
     Cephalon*                                               8,080          408
     Conceptus*                                             29,650          289
     Fisher Scientific International*                        7,725          450
     Immucor*                                               21,375          433
     Intuitive Surgical*                                    20,200          462
     Isolagen*                                              20,225          162
     Kindred Healthcare*                                    28,650          695
     Mariner Health Care*                                   12,575          346
     Medicis Pharmaceutical                                 11,155          399


--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
     MGI Pharma*                                            17,970      $   503
     Novavax*                                               41,500          195
     Psychiatric Solutions*                                 10,050          256
     Salix Pharmaceuticals*                                 19,312          412
     WellCare Health Plans*                                 12,650          248
                                                                        -------
                                                                          7,112
                                                                        -------
   INDUSTRIALS - 12.7%
     Charles River Associates*                              13,845          444
     Corinthian Colleges*                                   29,950          561
     Corporate Executive Board                               7,825          444
     DiamondCluster International*                          41,575          415
     Education Management*                                  24,600          683
     Integrated Alarm Services Group*                        9,650           49
     Landstar System*                                        3,775          188
     MSC Industrial Direct                                  20,875          653
     Navigant Consulting*                                   14,000          293
     Pacer International*                                   14,425          228
     Resources Connection*                                   3,275          127
                                                                        -------
                                                                          4,085
                                                                        -------
   INFORMATION TECHNOLOGY - 31.4%
     Actel*                                                 15,250          229
     ActivCard*                                             34,325          228
     Activision*                                            18,175          266
     Adtran                                                 20,525          548
     Aeroflex*                                              48,775          541
     Altiris*                                               20,200          507
     Arris Group*                                           60,250          265
     Ask Jeeves*                                             8,000          233
     Digitas*                                               40,675          272
     Electronics for Imaging*                               30,500          612
     eSpeed*                                                 9,415          102
     Extreme Networks*                                      27,475          149
     Gartner*                                               17,375          218
     Global Payments                                        17,740          810
     Hyperion Solutions*                                    10,530          432
     Interwoven*                                            43,525          327
     Kanbay International*                                   4,375           68
     Lam Research*                                          12,750          304
     Lionbridge Technologies*                               23,800          177
     Manhattan Associates*                                  16,075          417
     MEMC Electronic Materials*                             30,275          275
     Mindspeed Technologies*                                57,260          185
     Modem Media*                                           30,575          140
     Opnet Technologies*                                    17,328          161
     Polycom*                                               12,200          235
     Sapient*                                               68,775          481
     Sigmatel*                                              16,710          255



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

40                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

SMALL CAP GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
     Silicon Image*                                         36,225      $   434
     Staktek Holdings*                                      35,700          178
     Synaptics*                                             11,625          172
     Take-Two Interactive Software*                         14,150          443
     TTM Technologies*                                      23,120          266
     WatchGuard Technologies*                               27,950          147
                                                                        -------
                                                                         10,077
                                                                        -------
   MATERIALS - 1.3%
     GrafTech International*                                37,450          412
                                                                        -------
     TOTAL COMMON STOCK
       (Cost $31,589)                                                    30,666
                                                                        -------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 4.3%
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       1.310%, dated 07/30/04, matures on
       08/02/04, repurchase price $1,374,014
       (collateralized by a U.S. Government
       obligation, par value $1,401,000,
       2.500%, 05/31/06, total market
       value $1,402,275)                                    $1,374        1,374
                                                                        -------
     TOTAL REPURCHASE AGREEMENT
       (Cost $1,374)                                                      1,374
                                                                        -------
   TOTAL INVESTMENTS - 99.9%
     (Cost $32,963)                                                      32,040
                                                                        -------
   OTHER ASSETS AND LIABILITIES, NET -- 0.1%                                 37
                                                                        -------
   TOTAL NET ASSETS - 100.0%                                            $32,077
                                                                        =======


--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                           $33,018
     Accumulated net realized loss on investments                           (18)
     Net unrealized depreciation on investments                            (923)
                                                                        -------
   TOTAL NET ASSETS                                                     $32,077
                                                                        =======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($26,970,790 / 2,283,867 SHARES)                                    $11.81
                                                                        =======
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($3,647,330 / 309,646 SHARES)                                       $11.78
                                                                        =======
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($11.78 / 94.5%)                                     $12.47
                                                                        =======
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (A)
     ($518,082 / 44,304 SHARES)                                          $11.69
                                                                        =======
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     CLASS C SHARES (A)
     ($940,874 / 80,460 SHARES)                                          $11.69
                                                                        =======

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3.)



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           41

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 96.9%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 16.5%
     Action Performance (A)                                 12,700     $    137
     American Axle & Manufacturing
       Holdings                                             27,300          938
     American Greetings, Cl A*                              61,500        1,434
     Aztar*                                                 73,300        1,779
     BorgWarner (A)                                         41,000        1,935
     Brown Shoe                                             44,800        1,444
     Burlington Coat Factory Warehouse                      56,300        1,021
     Culp*                                                  65,400          510
     Electronics Boutique Holdings (A)*                     56,500        1,419
     Handleman                                              46,000          988
     Landry's Restaurants (A)                               20,500          620
     Levitt, Cl A*                                          15,250          316
     Lone Star Steakhouse & Saloon                          45,300        1,098
     M/I Homes                                              20,000          760
     MDC Holdings                                           30,213        2,029
     Movado Group                                           55,000          826
     Polaris Industries (A)                                 13,600          650
     Rent-A-Center (A)*                                     47,750        1,401
     Rex Stores*                                            48,000          623
     Ryland Group (A)                                       23,200        1,796
     Sonic Automotive                                       35,800          800
     Stage Stores*                                          33,600        1,191
     Stride Rite                                            70,400          732
     Tower Automotive (A)*                                 232,000          731
     Zale*                                                  70,400        1,911
                                                                       --------
                                                                         27,089
                                                                       --------
   CONSUMER STAPLES - 5.2%
     BJ's Wholesale Club (A)*                               73,000        1,702
     DIMON                                                  57,200          309
     Interstate Bakeries (A)                                99,000          973
     Lance                                                  58,500          880
     Longs Drug Stores                                      69,200        1,453
     Ruddick                                                65,900        1,289
     Standard Commercial                                    47,600          743
     Universal                                              22,900        1,104
                                                                       --------
                                                                          8,453
                                                                       --------
   ENERGY - 6.7%
     Holly                                                  33,800        1,332
     Offshore Logistics*                                    21,000          608
     Plains Exploration & Production (A)*                  100,252        2,090
     Stone Energy*                                          35,100        1,588
     Tesoro Petroleum (A)*                                 117,200        3,399
     Veritas DGC (A)*                                       80,300        1,978
                                                                       --------
                                                                         10,995
                                                                       --------


--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - 26.4%
     AmerUs Group (A)                                       54,024     $  2,080
     Banner                                                 19,700          537
     Bedford Property Investors                             10,200          285
     Boykin Lodging*                                        89,000          749
     Ceres Group*                                          211,100        1,178
     Commerce Group                                         44,600        2,159
     Commercial Federal                                     43,900        1,156
     Community Bank System                                  27,800          626
     Dime Community Bancshares                              45,225          752
     First Charter                                          47,375        1,068
     First Community Bancorp/Rancho
       Santa Fe                                             46,300        1,840
     Flagstar Bancorp                                       82,600        1,625
     Fremont General (A)                                    85,300        1,602
     GATX (A)                                               77,900        1,985
     Greater Bay Bancorp (A)                                69,600        1,834
     HRPT Properties Trust                                 217,900        2,194
     Hudson River Bancorp                                    5,400           93
     Independence Community Bank                            39,600        1,479
     Independent Bank/MI                                    53,361        1,365
     IndyMac Bancorp (A)                                    53,300        1,771
     Knight Trading Group, Cl A*                           130,400        1,110
     LandAmerica Financial Group                            26,400        1,043
     Mission West Properties                                41,400          422
     National City                                          50,383        1,839
     NBT Bancorp                                            40,690          885
     New Century Financial (A)                              28,600        1,346
     Novastar Financial (A)                                 48,500        1,945
     Oriental Financial Group                               32,560          829
     Presidential Life                                       9,400          165
     Provident Bankshares                                   49,200        1,471
     Scottish Re Group (A)                                  73,200        1,493
     Stancorp Financial Group                               22,900        1,610
     Webster Financial                                      28,100        1,318
     Westcorp                                               11,500          478
     Winston Hotels                                         79,900          879
                                                                       --------
                                                                         43,211
                                                                       --------
   HEALTH CARE - 5.4%
     Alpharma, Cl A (A)                                     86,400        1,420
     AMN Healthcare Services (A)*                           89,900        1,160
     Pacificare Health Systems (A)*                         36,600        1,119
     Prime Medical Services (A)*                            53,500          393
     Savient Pharmaceuticals*                              344,300          720
     Sola International*                                    32,400          527
     US Oncology*                                          143,800        2,138
     West Pharmaceutical Services                           35,100        1,337
                                                                       --------
                                                                          8,814
                                                                       --------



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

42                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - 16.5%
     Albany International, Cl A (A)                         37,700     $  1,128
     Applied Industrial Technologies                        44,100        1,410
     Banta                                                  31,000        1,231
     Brink's                                                36,000        1,165
     Consolidated Graphics*                                 20,700          901
     Dollar Thrifty Automotive Group*                       42,300        1,019
     Gerber Scientific*                                     48,400          314
     Griffon*                                               68,300        1,432
     Harsco                                                 30,400        1,364
     Integrated Electrical Services*                       111,200          942
     Jacuzzi Brands*                                       198,300        1,531
     John H Harland (A)                                     47,500        1,345
     NACCO Industries, Cl A                                 13,100        1,197
     Ryder System (A)                                       45,100        1,935
     Sourcecorp*                                            50,900        1,197
     Standex International                                   9,900          225
     Timken (A)                                             47,100        1,170
     Toro                                                   35,000        2,292
     United Rentals*                                       111,900        2,220
     URS*                                                   43,400        1,048
     USF                                                    14,200          504
     Walter Industries                                      36,200          505
     York International                                     28,700        1,021
                                                                       --------
                                                                         27,096
                                                                       --------
   INFORMATION TECHNOLOGY - 8.4%
     Arris Group*                                          131,500          578
     Aspect Communications*                                 79,100          670
     Aspen Technology (A)*                                 157,800          936
     Black Box                                              25,220          958
     Brightpoint*                                           50,300          669
     BroadVision (A)*                                       73,300          196
     Checkpoint Systems*                                    47,600          819
     DocuCorp International*                               108,200          893
     IKON Office Solutions (A)                             119,300        1,416
     Kulicke & Soffa Industries (A)*                        89,500          699
     Methode Electronics                                    59,500          775
     PerkinElmer                                           103,100        1,812
     Storage Technology*                                    55,400        1,382
     Sybase*                                                81,300        1,185
     Western Digital*                                      114,200          801
                                                                       --------
                                                                         13,789
                                                                       --------
   MATERIALS - 5.8%
     Albemarle                                              39,200        1,207
     Ameron International                                   17,400          609
     FMC*                                                   57,200        2,514
     Greif, Cl A                                            37,600        1,397
     HB Fuller                                              42,600        1,139


--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
     Quanex (A)                                             29,300     $  1,333
     Schulman A                                             63,000        1,312
                                                                       --------
                                                                          9,511
                                                                       --------
   TELECOMMUNICATION - 0.6%
     Boston Communications Group (A)*                       69,900          603
     Talk America Holdings (A)*                             62,200          403
                                                                       --------
                                                                          1,006
                                                                       --------
   UTILITIES - 5.4%
     Avista                                                 61,900        1,080
     Duquesne Light Holdings (A)                           103,200        1,958
     Nicor (A)                                              42,900        1,420
     PNM Resources                                          46,050          960
     UGI                                                    42,200        1,367
     UIL Holdings                                           17,900          823
     Unisource Energy                                       52,600        1,299
                                                                       --------
                                                                          8,907
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $129,568)                                                  158,871
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 6.1%
--------------------------------------------------------------------------------
     First Tennessee Bank, MTN (B) (C)
       1.330%, 06/07/05                                    $ 2,500        2,500
     Lehman Brothers, MTN (B) (C)
       1.403%, 05/16/05                                      2,500        2,500
     Morgan Stanley (B) (C)
       1.393%, 02/18/05                                      2,500        2,500
     Washington Mutual Bank (B) (C)
       1.370%, 08/06/04                                      2,500        2,500
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $10,000)                                                    10,000
                                                                       --------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - 6.1%
--------------------------------------------------------------------------------
     Baker Hughes (B)
       1.380%, 08/02/04                                      5,000        4,999
     Four Winds Funding (B)
       1.400%, 08/02/04                                      5,000        4,999
                                                                       --------
     TOTAL COMMERCIAL PAPER
       (Cost $9,998)                                                      9,998
                                                                       --------
--------------------------------------------------------------------------------
   MASTER NOTE - 3.1%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       1.463%, 08/04/04                                      5,000        5,000
                                                                       --------
     TOTAL MASTER NOTE
       (Cost $5,000)                                                      5,000
                                                                       --------



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           43

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 15.4%
--------------------------------------------------------------------------------
     Bank of America
       1.360%, dated 07/30/04, matures on
       08/02/04, repurchase price $5,442,271
       (collateralized by a mortgage obligation,
       par value $5,713,737, 1.318%, 07/25/34,
       total market value $5,550,487) (B)                  $ 5,442     $  5,442
     Deutsche Bank Securities, Inc.
       1.310%, dated 07/30/04, matures on
       08/02/04, repurchase price $4,794,549
       (collateralized by a U.S. Government
       obligation, par value $4,886,000,
       2.500% 05/31/06, total market
       value $4,890,447)                                     4,794        4,794
     Dresdner Securities
       1.360%, dated 07/30/04, matures on
       08/02/04, repurchase price $15,001,700
       (collateralized by a corporate obligation,
       par value $12,078,000, 9.360%, 01/01/21,
       total market value $13,491,134) (B)                  15,000       15,000
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $25,236)                                                    25,236
                                                                       --------
   TOTAL INVESTMENTS - 127.6%
     (Cost $179,802)                                                    209,105
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (27.7)%                (45,440)
     OTHER ASSETS AND LIABILITIES, NET -- 0.1%                              182
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (27.6)%                         (45,258)
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $163,847
                                                                       ========

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                          $123,683
     Accumulated net realized gain on investments                        10,861
     Net unrealized appreciation on investments                          29,303
                                                                       --------
   TOTAL NET ASSETS                                                    $163,847
                                                                       ========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($101,687,104 / 6,334,123 SHARES)                                   $16.05
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($36,154,631 / 2,284,882 SHARES)                                    $15.82
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($15.82 / 94.5%)                                     $16.74
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($14,079,614 / 916,463 SHARES)                                      $15.36
                                                                       ========
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     CLASS C SHARES (D)
     ($11,925,846 / 779,077 SHARES)                                      $15.31
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2004. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2004 IS $43,278,335 (SEE NOTE 6).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES LENDING TRANSACTIONS.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2004.
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3).
CL -- CLASS
MTN -- MEDIUM TERM NOTE



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

44                               1.800.433.6884

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

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.5%
--------------------------------------------------------------------------------
     Atascadero, Unified School District,
       Measure B, Capital Projects,
       Ser A, COP, MBIA Insured
       Callable 08/01/06 @ 102
       5.200%, 08/01/08                                     $1,000     $  1,076
     Berkeley, Unified School District,
       Ser D, GO, FGIC Insured
       8.250%, 08/01/05                                        345          368
     Berryessa, Unified School District,
       GO, MBIA Insured
       5.375%, 03/01/12                                        460          512
     Brentwood, Unified School District,
       Ser B, GO, FGIC Insured
       Callable 08/01/10 @ 101
       4.850%, 08/01/14                                        410          433
     Burlingame, Elementary School District,
       GO, FSA Insured
       5.250%, 07/15/16                                        795          881
     California State, Department of
       Transportation, Federal Highway
       Grant Anticipation Bonds,
       Ser A, RB, FGIC Insured
       5.000%, 02/01/14                                      2,000        2,172
     California State, Department of
       Water Resources, Central Valley
       Project, Water System, Ser J-2, RB
       6.000%, 12/01/06                                      1,400        1,527
     California State, Department of
       Water Resources, Central Valley
       Project, Water System, Ser Q, ETM, RB
       6.000%, 12/01/09                                        215          247
     California State, Department of
       Water Resources, Central Valley
       Project, Water System, Ser Q, RB
       6.000%, 12/01/07                                      1,500        1,676
       6.000%, 12/01/09                                        285          325
     California State, Department of
       Water Resources, Central Valley
       Project, Water System, Ser W, RB,
       FSA Insured
       5.500%, 12/01/14                                        315          357
     California State, Department of
       Water Resources, Central Valley
       Project, Water System, Ser Z, RB,
       FGIC Insured
       5.000%, 12/01/12                                      1,000        1,096


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Educational Facilities
       Authority, Loyola-Marymount University,
       Ser A, RB, MBIA Insured
       Callable 10/01/11 @ 101
       4.500%, 10/01/12                                     $1,560     $  1,652
     California State, Educational Facilities
       Authority, Stanford University, Ser P, RB
       5.250%, 12/01/13                                        800          897
     California State, Educational Facilities
       Authority, Stanford University, Ser R, RB
       5.000%, 11/01/11                                        610          672
     California State, GO
       7.000%, 08/01/07                                      1,000        1,125
       6.250%, 04/01/08                                      1,000        1,114
       6.250%, 09/01/08                                        695          781
     California State, GO, AMBAC Insured
       6.500%, 09/01/06                                      1,000        1,091
     California State, GO, FGIC Insured
       4.500%, 09/01/10                                      1,000        1,065
     California State, Public Works Board Lease,
       Department of Corrections, State Prison
       Project, Ser E, RB, FSA Insured
       6.000%, 06/01/08                                      1,165        1,303
     California State, Public Works Board Lease,
       Various University of California Projects,
       Ser A, RB, AMBAC Insured
       Callable 12/01/07 @ 102
       5.100%, 12/01/10                                      1,000        1,079
     Central Coast, Water Authority, Water
       Project Regional Facilities, Ser A, RB,
       AMBAC Insured
       Callable 10/01/06 @ 102
       5.000%, 10/01/07                                      2,250        2,427
     Coachella Valley, Water District
       Improvement Authority, Flood Control
       Project, COP, AMBAC Insured
       4.500%, 10/01/06                                      1,045        1,103
     Coast Community College, Coastline
       Community College Center Project, COP,
       MBIA Insured
       Callable 02/01/06 @ 102
       5.500%, 02/01/11                                        640          682
       5.200%, 02/01/08                                        500          533
     Conejo Valley, Unified School District, GO
       5.000%, 08/01/09                                      1,250        1,361
     Contra Costa County, Merrithew Memorial
       Hospital Project, COP, MBIA Insured
       Callable 11/01/07 @ 102
       5.500%, 11/01/12                                      2,160        2,379
       5.200%, 11/01/09                                      2,000        2,191



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, ETM, RB
       Callable 08/26/04 @ 100
       6.875%, 03/01/07                                     $  500     $    532
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, RB, FGIC Insured
       6.000%, 03/01/09                                      1,000        1,129
     Contra Costa, Water District Authority,
       Ser K, RB, FSA Insured
       Callable 10/01/11 @ 100
       5.500%, 10/01/13                                        350          387
     Cupertino, Unified School District, GO,
       FSA Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/13                                        595          647
     East Bay, Municipal Utility District,
       Water System Project, RB, MBIA Insured
       Callable 06/01/11 @ 100
       5.250%, 06/01/13                                        500          544
       5.250%, 06/01/14                                      1,250        1,349
     Eastern Municipal Water District,
       Ser A, COP, FGIC Insured
       Callable 07/01/11 @ 100
       5.375%, 07/01/16                                      2,500        2,717
       5.375%, 07/01/17                                      2,410        2,601
       5.250%, 07/01/12                                        300          329
       5.250%, 07/01/13                                      1,000        1,090
     Escondido, Unified High School District,
       ETM, GO, MBIA Insured
       Callable 11/01/06 @ 102
       5.600%, 11/01/09                                      1,000        1,099
     Escondido, Unified School District,
       Ser A, GO, FGIC Insured
       Callable 09/01/07 @ 102
       5.000%, 09/01/08                                        500          545
     Fallbrook, Unified High School District,
       GO, FGIC Insured
       5.375%, 09/01/12                                        250          280
     Fremont, Unified High School District,
       Ser B, GO
       5.000%, 09/01/10                                        600          657
     Fresno, Joint Powers Financing Authority,
       Fresno City Hall, RB, AMBAC Insured
       Callable 08/01/10 @ 100
       4.600%, 08/01/11                                        500          530
     Glendale, Unified School District,
       Ser B, GO, FSA Insured
       Callable 09/01/08 @ 101
       4.625%, 09/01/09                                        670          718


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Hollister, Redevelopment Agency,
       Community Development Project, TA,
       AMBAC Insured
       Callable 10/01/07 @ 102
       5.000%, 10/01/08                                     $  740     $    807
     Industry, GO, FGIC Insured
       Callable 07/01/05 @ 100.625
       5.500%, 07/01/10                                        670          694
     Joshua Basin-Hi Desert Financing Authority,
       Water District Project, RB, AMBAC Insured
       4.900%, 05/01/09                                        465          508
       4.800%, 05/01/08                                        445          482
     Kings River, Conservation District,
       Pine Flat Power, Ser F, RB
       4.625%, 01/01/11                                        500          531
     Livermore-Amador Valley, Water
       Management Authority,
       Ser A, RB, AMBAC Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/14                                        750          811
       5.000%, 08/01/13                                        400          429
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax
       Project, A-1st Ser, Ser B, RB, FSA Insured
       5.250%, 07/01/11                                      1,550        1,719
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax
       Project, C-2nd Ser, Ser A, RB,
       AMBAC Insured
       5.500%, 07/01/10                                      1,050        1,179
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax
       Project, C-2nd Ser, Ser A, RB,
       FGIC Insured
       5.000%, 07/01/10                                      2,000        2,192
     Los Angeles County, Public Works
       Financing Authority, Regional Park &
       Open Space District, Ser A, RB
       5.250%, 10/01/05                                      1,700        1,776
     Los Angeles County, Public Works
       Financing Authority, Regional Park &
       Open Space District, Ser A, RB
       Callable 10/01/07 @ 101
       5.500%, 10/01/08                                      3,445        3,806
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       5.250%, 07/01/10                                      1,710        1,897
       5.250%, 07/01/11                                      3,485        3,865



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

46                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/13                                     $2,025     $  2,207
     Los Angeles, Department of Water & Power,
       Ser B, RB, MBIA Insured
       5.000%, 07/01/13                                        430          468
     Los Angeles, Ser A, GO, FGIC Insured
       5.250%, 09/01/09                                        600          664
       5.250%, 09/01/10                                        350          389
     Los Angeles, Ser A, GO, MBIA Insured
       5.250%, 09/01/11                                        250          278
     Los Angeles, Unified School District, GO,
       MBIA Insured
       5.500%, 07/01/12                                        755          850
     Los Angeles, Unified School District,
       Ser A, GO, FGIC Insured
       6.000%, 07/01/07                                      1,300        1,438
       6.000%, 07/01/10                                        850          975
       6.000%, 07/01/11                                      1,385        1,595
     Los Angeles, Unified School District,
       Ser D, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.500%, 07/01/13                                      2,000        2,257
     Los Angeles, Unified School District,
       Ser E, GO, MBIA Insured
       Callable 07/01/12 @ 100
       5.500%, 07/01/15                                      1,390        1,541
     Los Angeles, Waste Water Systems,
       Ser B, RB, FGIC Insured
       5.250%, 06/01/07                                      1,000        1,086
     Los Angeles, Waste Water Systems,
       Ser C, RB, MBIA Insured
       5.375%, 06/01/12                                      1,145        1,278
     Los Gatos-Saratoga, Joint Unified
       High School, Ser B, GO
       Callable 12/01/10 @ 101
       4.750%, 12/01/13                                        365          386
       4.600%, 12/01/12                                        875          927
     M-S-R Public Power Authority, San Juan
       Project, Ser I, RB, MBIA Insured
       Callable 07/01/11 @ 100
       5.000%, 07/01/14                                      2,440        2,615
     Menlo Park, Community Development
       Agency, Las Pulgas Community
       Development Project, TA, AMBAC Insured
       Callable 06/01/10 @ 102
       4.650%, 06/01/11                                        520          557


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Merced County, Construction & Equipment
       Project, CSAC Lease, ETM, COP, FSA Insured
       Callable 09/07/04 @ 100.5
       6.000%, 10/01/05                                     $  640     $    645
     Metropolitan Water District of Southern
       California, Ser A, RB
       5.250%, 07/01/11                                      1,425        1,582
     Metropolitan Water District of Southern
       California, Ser A, RB
       Callable 07/01/11 @ 101
       5.375%, 07/01/12                                      2,185        2,429
     Metropolitan Water District of Southern
       California, Ser B, RB, MBIA Insured
       Prerefunded @ 102 (A)
       5.250%, 07/01/07                                        740          804
     Metropolitan Water District of Southern
       California, Ser B, RB, MBIA Insured
       Callable 07/01/06 @ 102
       5.250%, 07/01/07                                      1,080        1,167
     Metropolitan Water District of Southern
       California, Ser C, RB
       Callable 01/01/07 @ 102
       6.000%, 07/01/07                                      1,900        2,105
     Metropolitan Water District of Southern
       California, Waterworks Project, Ser B, GO
       4.000%, 03/01/11                                      1,000        1,036
     Mojave, Water Agency, Supplemental Water
       Entitlement, COP, MBIA Insured
       Callable 09/01/07 @ 102
       5.100%, 09/01/08                                        500          547
     Mountain View, Los Altos High School
       District, Ser B, GO
       Callable 05/01/07 @ 102
       5.650%, 05/01/12                                        585          642
       5.350%, 05/01/09                                        755          825
       5.250%, 05/01/08                                        500          547
     Mountain View, Shoreline Regional Park
       Community, Ser A, TA, MBIA Insured
       Callable 08/01/06 @ 102
       5.600%, 08/01/10                                        500          546
       5.400%, 08/01/08                                        700          758
     Norwalk, La Mirada Unified School District,
       Ser A, GO, FGIC Insured
       Callable 08/01/13 @ 100
       5.000%, 08/01/16                                      1,800        1,917
     Oak Park, Unified School District, GO,
       MBIA Insured
       5.250%, 05/01/08                                      1,250        1,370



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           47

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Orange County, Local Transportation
       Authority, Measure M, First Senior, RB
       6.000%, 02/15/07                                     $2,040     $  2,229
     Orange County, Local Transportation
       Authority, Measure M, Second Senior, RB,
       FGIC Insured
       6.000%, 02/15/07                                      2,345        2,566
     Orange County, Local Transportation
       Authority, Measure M, Second Senior,
       Ser A, RB, MBIA Insured
       5.500%, 02/15/08                                      3,300        3,628
       5.500%, 02/15/10                                      1,000        1,118
       5.500%, 02/15/11                                        250          280
     Orange County, Water District,
       Ser A, COP, MBIA Insured
       Callable 08/15/07 @ 101
       4.875%, 08/15/10                                      2,000        2,121
     Port Oakland, Ser M, RB, FGIC Insured
       Callable 11/01/12 @ 100
       5.250%, 11/01/13                                      1,000        1,101
     Redwood City, Elementary School District,
       GO, FGIC Insured
       5.500%, 08/01/10                                      1,140        1,282
       5.500%, 08/01/14                                        900        1,018
     Riverside County, Transportation
       Commission, Sales Tax Revenue,
       Ser A, RB, AMBAC Insured
       5.750%, 06/01/09                                        740          834
     Sacramento, Municipal Utility District,
       Electric, Ser C, ETM, RB, FGIC Insured
       Callable 08/26/04 @ 101
       5.750%, 11/15/08                                        570          576
     Sacramento, Municipal Utility District,
       Ser O, RB, MBIA Insured
       5.250%, 08/15/10                                        500          556
     Sacramento, Municipal Utility District,
       Ser P, RB, FSA Insured
       Callable 08/15/11 @ 100
       5.250%, 08/15/13                                      1,585        1,725
     Sacramento, Municipal Utility District,
       Ser R, RB, MBIA Insured
       Callable 08/15/13 @ 100
       5.000%, 08/15/16                                      1,000        1,065
     San Bernardino County, Transportation
       Authority, Ser A, ETM, RB, FGIC Insured
       Callable 08/26/04 @ 100
       6.000%, 03/01/06                                        685          703
     San Bernardino County, Transportation
       Authority, Ser A, RB, FSA Insured
       5.250%, 03/01/07                                      2,000        2,157


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Bernardino County, Transportation
       Authority, Ser A, RB, FSA Insured
       Callable 03/01/08 @ 101
       5.000%, 03/01/09                                     $1,000     $  1,082
     San Bernardino County, Transportation
       Authority, Ser A, RB, MBIA Insured
       6.250%, 03/01/10                                      2,000        2,309
     San Bernardino, Municipal Water Department,
       Sewer Authority, COP, FGIC Insured
       4.500%, 02/01/09                                      1,025        1,093
     San Bernardino, Municipal Water Department,
       Sewer Authority, COP, FGIC Insured
       Callable 02/01/09 @ 101
       5.000%, 02/01/11                                      1,130        1,223
     San Diego County, Regional Transportation
       Commission, Second Senior, Ser A, RB,
       AMBAC Insured
       6.000%, 04/01/06                                      3,000        3,207
     San Diego County, Regional Transportation
       Commission, Second Senior,
       Ser A, RB, AMBAC Insured
       Callable 04/01/06 @ 102
       5.000%, 04/01/08                                      1,995        2,133
     San Diego, Public Facilities Financing
       Authority, RB, FGIC Insured
       6.000%, 05/15/06                                      2,800        3,009
       6.000%, 05/15/07                                      2,000        2,206
     San Diego, Public Facilities Financing
       Authority, RB, MBIA Insured
       Callable 8/01/12 @ 100
       5.000%, 08/01/14                                      1,100        1,186
     San Diego, Water Utility System, RB,
       FGIC Insured
       4.400%, 08/01/08                                      1,100        1,175
     San Diego-Metropolitan Transit
       Development Board Authority, Lease, RB
       Callable 09/01/04 @ 102
       5.500%, 09/01/07                                        450          460
     San Francisco City & County, Airport
       Commission, International Airport,
       Second Senior, Issue 20, RB, MBIA Insured
       Callable 05/01/08 @ 101
       4.250%, 05/01/09                                      1,000        1,055
     San Francisco City & County, Public Utilities
       Commission, Water Revenue,
       Ser A, RB, FSA Insured
       5.000%, 11/01/10                                      1,000        1,101
       5.000%, 11/01/11                                      1,500        1,647



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

48                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Francisco City & County, Public Utilities
       Commission, Water Revenue,
       Ser B, RB, MBIA Insured
       Callable 11/01/12 @ 100
       5.000%, 11/01/15                                     $1,250     $  1,334
     San Francisco, Bay Area Rapid Transit
       District, RB, AMBAC Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/14                                      1,150        1,246
     San Joaquin County, Capital Facilities
       Project, COP, MBIA Insured
       4.800%, 11/15/07                                      1,000        1,083
     San Jose, Financing Authority, Convention
       Center Project, Ser F, RB, MBIA Insured
       4.250%, 09/01/11                                      1,765        1,852
     San Jose, Libraries & Parks Project, GO
       4.750%, 09/01/09                                      1,000        1,083
     San Jose, Redevelopment Agency, Merged
       Area Redevelopment Project, ETM, TA,
       MBIA Insured
       6.000%, 08/01/08                                        690          780
       6.000%, 08/01/09                                        500          572
       6.000%, 08/01/10                                        330          382
     San Jose, Redevelopment Agency, Merged
       Area Redevelopment Project, TA,
       AMBAC Insured
       Callable 08/01/08 @ 102
       5.000%, 08/01/09                                      1,500        1,642
     San Jose, Redevelopment Agency, Merged
       Area Redevelopment Project, TA,
       MBIA Insured
       6.000%, 08/01/07                                      1,800        1,994
       6.000%, 08/01/08                                      1,410        1,585
       6.000%, 08/01/09                                      1,000        1,135
       6.000%, 08/01/10                                        670          768
     San Jose, Unified School District,
       Ser B, GO, MBIA Insured
       Callable 08/01/08 @ 102
       4.000%, 08/01/09                                        800          838
     San Juan, Unified School District,
       GO, FSA Insured
       5.250%, 08/01/08                                        500          550
       5.250%, 08/01/10                                      1,150        1,277
     San Luis, Obispo County Financing
       Authority, Lopez Dam Improvement,
       Ser A, RB, MBIA Insured
       Callable 08/01/10 @ 100
       4.600%, 08/01/11                                        470          499


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Mateo County, Transit District,
       Ser A, RB, MBIA Insured
       5.250%, 06/01/16                                     $2,000     $  2,215
     San Mateo, Unified High School District,
       Ser A, GO, FGIC Insured
       Callable 09/01/11 @ 100
       5.375%, 09/01/13                                      2,195        2,406
     Santa Ana, Community Redevelopment
       Agency, Mainplace Project,
       Ser E, ETM, RB
       6.400%, 12/15/10                                        530          591
     Santa Clara County, Financing Authority,
       Ser A, RB, AMBAC Insured
       4.600%, 11/15/06                                      1,350        1,433
     Santa Maria, Unified High School District,
       Ser A, GO, FSA Insured
       5.500%, 08/01/15                                        510          577
     Solano County, Community College,
       Ser A, GO, MBIA Insured
       Callable 08/01/13 @ 100
       5.000%, 08/01/15                                      1,865        1,999
     South Orange County, Public Financing
       Authority, Foothill Area,
       Ser C, RB, FGIC Insured
       7.500%, 08/15/07                                      1,000        1,153
     South Placer, Waste Water Authority,
       Ser A, RB, FGIC Insured
       4.500%, 11/01/10                                      1,000        1,073
     Southern California, Public Power
       Authority, Ser A, RB, FSA Insured
       5.375%, 01/01/09                                      1,610        1,772
     Turlock, Irrigation District,
       Ser A, RB, MBIA Insured
       6.000%, 01/01/07                                      1,000        1,088
       6.000%, 01/01/08                                      1,425        1,580
       6.000%, 01/01/11                                        500          569
     Upland, Community Redevelopment Agency,
       Merged Project, Ser A, TA, AMBAC Insured
       Callable 09/01/08 @ 102
       4.200%, 09/01/09                                        860          910
     West Basin, Municipal Water District, 1992
       Project, Ser A, COP, AMBAC Insured
       Callable 08/01/07 @ 101
       5.000%, 08/01/08                                        425          459
     West Hollywood, COP, MBIA Insured
       Callable 02/01/08 @ 102
       4.550%, 02/01/09                                        665          710



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           49

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Wiseburn, School District,
       Ser A, GO, FGIC Insured
       Callable 08/01/10 @ 100
       4.900%, 08/01/15                                     $  500     $    524
       4.500%, 08/01/11                                        330          347
                                                                       --------
     TOTAL MUNICIPAL BONDS
       (Cost $179,718)                                                  188,277
                                                                       --------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.1%
--------------------------------------------------------------------------------
     BlackRock Provident California
       Tax Free Money Market                               205,430          205
                                                                       --------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $205)                                                          205
                                                                       --------
   TOTAL INVESTMENTS - 98.6%
     (Cost $179,923)                                                    188,482
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET - 1.4%                               2,770
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $191,252
                                                                       ========
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $180,839
     Undistributed net investment income                                    188
     Accumulated net realized gain on investments                         1,666
     Net unrealized appreciation on investments                           8,559
                                                                       --------
   TOTAL NET ASSETS                                                    $191,252
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($120,493,823 / 11,673,183 SHARES)                                  $10.32
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($62,762,481 / 6,103,601 SHARES)                                    $10.28
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($10.28 / 97.75%)                                    $10.52
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (B)
     ($7,447,661 / 724,472 SHARES)                                       $10.28
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (B)
     ($547,754 / 53,350 SHARES)                                          $10.27
                                                                       ========


(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3). AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
CSAC -- CALIFORNIA STATE ASSOCIATION OF COUNTIES
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

50                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.2%
--------------------------------------------------------------------------------
   ALASKA - 1.0%
     Anchorage, Ser B, GO, MBIA Insured
       5.000%, 08/01/05                                     $1,000     $  1,034
                                                                       --------
   ARIZONA - 6.7%
     Arizona State, Transportation Board &
       Highway Revenue, Ser A, RB
       Callable 07/01/12 @ 102
       5.250%, 07/01/17                                      1,000        1,092
     Mesa, Street & Highway Authority, RB,
       FSA Insured
       6.500%, 07/01/10                                        750          869
     Phoenix, GO, Prerefunded @ 101 (A)
       5.000%, 07/01/10                                      2,370        2,609
     Phoenix, Ser A, GO
       6.250%, 07/01/17                                      1,000        1,214
     Tempe, Unified High School District,
       Ser B, GO, FGIC Insured
       5.125%, 07/01/07                                      1,000        1,074
                                                                       --------
                                                                          6,858
                                                                       --------
   CALIFORNIA - 11.1%
     California State, Department of
       Transportation, Federal Highway
       Grant Anticipation Bond Note,
       Ser A, RB, FGIC Insured
       5.000%, 02/01/14                                      1,000        1,086
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Z, RB, FGIC Insured
       5.000%, 12/01/12                                        500          548
     California State, Department of Water
       Resources, Ser X, RB, FGIC Insured
       5.500%, 12/01/15                                        600          681
     California State, Educational Facilities
       Authority, Loyola-Marymount University,
       RB, MBIA Insured
       Callable 10/01/11 @ 101
       4.500%, 10/01/12                                      1,000        1,059
     California State, GO, AMBAC Insured
       5.500%, 10/01/09                                      2,000        2,233
     California State, GO, FGIC Insured
       5.750%, 02/01/11                                      1,100        1,245
     Contra Costa, Water District,
       Ser E, RB, AMBAC Insured
       6.250%, 10/01/12                                      1,000        1,134
     East Bay, Municipal Utility District,
       Water System Project, RB, MBIA Insured
       Callable 06/01/11 @ 100
       5.250%, 06/01/13                                        800          871


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
     Eastern Municipal Water District,
       Ser A, COP, FGIC Insured
       Callable 07/01/11 @ 100
       5.375%, 07/01/16                                     $  620     $    674
     Los Angeles, Ser A, GO, MBIA Insured
       5.250%, 09/01/12                                        375          416
     San Jose, Redevelopment Agency, ETM,
       TA, MBIA Insured
       6.000%, 08/01/15                                        330          392
     San Jose, Redevelopment Agency,
       TA, MBIA Insured
       6.000%, 08/01/15                                        670          785
     Southern California Public Power Authority,
       Hydroelectric Power, Ser A, RB, FSA Insured
       Callable 10/01/11 @ 100
       5.250%, 10/01/12                                        245          269
                                                                       --------
                                                                         11,393
                                                                       --------
   COLORADO - 1.4%
     Denver City & County, Ser A, GO
       5.250%, 08/01/06                                      1,000        1,062
     Regional Transportation District, Sales Tax,
       Ser B, RB, AMBAC Insured
       5.250%, 11/01/12                                        350          388
                                                                       --------
                                                                          1,450
                                                                       --------
   DELAWARE - 1.4%
     Delaware River & Bay Authority, RB,
       FGIC Insured
       Callable 01/01/06 @ 102
       5.000%, 01/01/07                                      1,340        1,418
                                                                       --------
   FLORIDA - 1.9%
     Florida State, Board of Education, Public
       Education Capital Outlay, Ser A, GO
       5.000%, 06/01/08                                      1,300        1,405
     Jacksonville, Local Government,
       Sales Tax Revenue, RB, FGIC Insured
       5.500%, 10/01/13                                        500          565
                                                                       --------
                                                                          1,970
                                                                       --------
   GEORGIA - 3.8%
     Atlanta, Water & Wastewater Revenue,
       Ser A, RB, FGIC Insured
       5.500%, 11/01/13                                      1,000        1,129
     Georgia State, Ser E, GO
       5.250%, 02/01/09                                      2,525        2,760
                                                                       --------
                                                                          3,889
                                                                       --------



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           51

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   HAWAII - 5.8%
     Hawaii County, Ser A, GO, FGIC Insured
       Callable 07/15/11 @ 100
       5.500%, 07/15/13                                     $  635     $    705
     Hawaii State, Ser CS, GO, MBIA Insured
       5.000%, 04/01/08                                      1,000        1,079
     Honolulu City & County,
       Ser A, GO, FSA Insured
       Callable 09/01/11 @ 100
       5.375%, 09/01/12                                      1,000        1,127
     Honolulu City & County, Ser C, GO, FGIC
       5.500%, 11/01/05                                      1,000        1,046
     Kauai County, Ser A, GO, MBIA Insured
       Callable 08/01/11 @ 100
       5.625%, 08/01/13                                        500          561
     Maui County, Ser A, GO, FGIC Insured
       5.250%, 03/01/07                                      1,285        1,379
                                                                       --------
                                                                          5,897
                                                                       --------
   ILLINOIS - 10.3%
     Chicago, Equipment Notes, GO, FGIC Insured
       5.000%, 01/01/06                                      1,200        1,252
     Chicago, O'Hare International Airport,
       2nd Lien, Ser C, RB, MBIA Insured
       5.000%, 01/01/08                                      1,000        1,073
       5.000%, 01/01/10                                      1,000        1,074
     Cook County, Ser A, GO, FGIC Insured
       Callable 11/15/08 @ 101
       4.500%, 11/15/09                                      1,000        1,059
     Du Page & Will Counties, Community School
       District, Ser B, GO, FGIC Insured
       5.000%, 12/30/07                                      2,700        2,917
     Metropolitan Pier & Exposition Authority,
       McCormick Place Expansion Project,
       Ser A, RB, AMBAC Insured
       6.000%, 12/15/05                                      3,000        3,172
                                                                       --------
                                                                         10,547
                                                                       --------
   MASSACHUSETTS - 2.1%
     Massachusetts State, Consolidated Loan,
       Ser A, GO, AMBAC Insured
       Prerefunded @ 101 (A)
       5.000%, 03/01/09                                      1,000        1,079
     Massachusetts State, Consolidated Loan,
       Ser C, GO
       5.250%, 08/01/08                                      1,000        1,089
                                                                       --------
                                                                          2,168
                                                                       --------


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   MICHIGAN - 2.1%
     Huron Valley, School District, GO,
       FGIC Insured
       4.350%, 05/01/08                                     $1,000     $  1,055
     Michigan State, GO
       Callable 12/01/05 @ 102
       5.125%, 12/01/06                                      1,000        1,058
                                                                       --------
                                                                          2,113
                                                                       --------
   MINNESOTA - 3.0%
     Minneapolis, Ser A, GO
       5.000%, 12/01/05                                      1,000        1,043
     Minneapolis, Ser B, GO
       5.000%, 09/01/05                                      1,000        1,037
     Minneapolis, Ser B, GO
       Callable 09/01/05 @ 100
       5.050%, 09/01/06                                      1,000        1,031
                                                                       --------
                                                                          3,111
                                                                       --------
   MISSOURI - 0.8%
     Kansas City, Streetlight Project, Ser B, GO
       Callable 02/01/07 @ 101
       6.000%, 02/01/08                                        750          816
                                                                       --------
   NEBRASKA - 1.0%
     Omaha Public Power District, Electric
       Revenue, Ser D, RB
       5.000%, 02/01/07                                      1,000        1,064
                                                                       --------
   NEVADA - 1.4%
     Clark County, School District,
       Ser A, GO, FSA Insured
       Callable 12/15/12 @ 103
       5.500%, 06/15/16                                        500          567
     Las Vegas, Water District Revenue,
       Ser B, GO, MBIA Insured
       Callable 12/01/12 @ 100
       5.250%, 06/01/14                                        300          330
     Nevada State, Capital Improvements,
       Ser A, GO, MBIA Insured
       Callable 05/01/12 @ 100
       5.000%, 11/01/16                                        500          530
                                                                       --------
                                                                          1,427
                                                                       --------
   NEW JERSEY - 1.1%
     New Jersey State, GO
       5.250%, 03/01/08                                      1,000        1,083
                                                                       --------



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

52                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW YORK - 1.1%
     New York State Thruway Authority, Highway
       & Board, Ser B, RB, FGIC Insured
       5.000%, 04/01/08                                     $1,000     $  1,078
                                                                       --------
   OREGON - 8.5%
     Chemeketa, Community College District,
       ETM, GO, FGIC Insured
       5.500%, 06/01/12                                      1,060        1,205
     Jackson County, Juvenile Services Center,
       GO, FSA Insured
       5.000%, 06/01/10                                      1,000        1,093
     McMinnville, School District No. 40, GO,
       FSA Insured
       5.000%, 06/15/11                                      1,620        1,780
     Portland, Sewer Systems, Ser A, RB,
       FGIC Insured
       Callable 06/01/07 @ 100
       5.000%, 06/01/08                                      3,300        3,538
     Washington, Multnomah & Yamill Counties,
       School District Authority, GO, MBIA Insured
       5.000%, 06/01/11                                      1,000        1,098
                                                                       --------
                                                                          8,714
                                                                       --------
   PENNSYLVANIA - 2.4%
     Pennsylvania State, First Ser, GO,
       MBIA Insured
       5.000%, 06/01/09                                      1,100        1,195
     Pennsylvania State, Second Ser, GO
       5.250%, 10/01/09                                      1,155        1,270
                                                                       --------
                                                                          2,465
                                                                       --------
   TENNESSEE - 1.1%
     Johnson City, Water & Sewer System, GO,
       FGIC Insured
       5.250%, 06/01/08                                      1,000        1,089
                                                                       --------
   TEXAS - 5.3%
     Houston, Water & Sewer System Revenue,
       Ser A, RB, FSA Insured
       Callable 12/01/11 @ 100
       5.250%, 12/01/12                                        680          759
     Texas State, University Systems, Revenue
       Financing System, RB, FSA Insured
       Callable 03/15/10 @ 100
       4.800%, 03/15/11                                      1,170        1,245
     University of Texas, Revenue Financing
       System, Ser B, RB
       5.250%, 08/15/06                                      2,000        2,125


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   TEXAS - (CONTINUED)
     University of Texas, Revenue Financing
       System, Ser B, RB
       Callable 08/15/06 @ 102
       4.800%, 08/15/09                                     $1,200     $  1,290
                                                                       --------
                                                                          5,419
                                                                       --------
   VIRGINIA - 1.0%
     Virginia State, Northern Virginia
       Transportation Board, Ser A, RB
       Callable 05/15/06 @ 101
       5.000%, 05/15/08                                      1,000        1,057
                                                                       --------
   WASHINGTON - 20.6%
     King & Snohomish Counties, School District
       Authority, GO, FGIC Insured
       Callable 12/01/07 @ 100
       5.250%, 12/01/08                                      1,110        1,196
     King & Snohomish Counties, School District
       Authority, GO, FGIC Insured
       Callable 12/01/07 @ 100
       5.250%, 12/01/08                                      1,610        1,755
       5.250%, 12/01/09                                      1,125        1,202
     King County, Lease Revenue Authority,
       King Street Center Project, RB,
       MBIA Insured
       Callable 06/01/07 @ 101
       5.000%, 06/01/08                                      1,000        1,069
       5.000%, 06/01/09                                      1,000        1,077
     King County, School District No. 408, GO,
       AMBAC Insured
       6.000%, 12/01/08                                      1,000        1,120
     King County, School District No. 410, GO,
       FGIC Insured
       5.500%, 12/01/10                                      1,285        1,388
     King County, School District No. 415, GO,
       MBIA Insured
       4.650%, 12/01/06                                      1,000        1,054
     Kitsap County, School District No. 303,
       Ser B, GO, FGIC Insured
       5.250%, 12/01/06                                      1,300        1,388
     Port of Seattle, Ser A, RB, FGIC Insured
       6.000%, 10/01/06                                      1,000        1,082
     Seattle, Limited Tax, Ser B, GO
       5.500%, 03/01/11                                      2,000        2,229
     Seattle, Municipal Light & Power Revenue
       Authority, Ser B, RB, MBIA Insured
       Callable 06/01/08 @ 101
       4.750%, 06/01/09                                      1,000        1,071



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           53

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WASHINGTON - (CONTINUED)
     Skagit County, School District No. 103, GO,
       FGIC Insured
       6.250%, 12/01/06                                     $1,000     $  1,089
       6.250%, 12/01/07                                      1,000        1,115
     Snohomish County, School District No. 6,
       GO, FGIC Insured
       5.550%, 12/01/07                                      1,000        1,094
     Washington State, Ser A, GO
       Callable 07/01/06 @ 100
       5.750%, 07/01/15                                      2,000        2,122
                                                                       --------
                                                                         21,051
                                                                       --------
   WISCONSIN - 3.3%
     Milwaukee, Metropolitan Sewage District,
       Ser A, GO
       5.500%, 10/01/08                                      2,000        2,198
     Wisconsin State, Ser 2, GO
       5.125%, 11/01/08                                      1,125        1,222
                                                                       --------
                                                                          3,420
                                                                       --------
     TOTAL MUNICIPAL BONDS
       (Cost $95,322)                                                   100,531
                                                                       --------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.6%
--------------------------------------------------------------------------------
     BlackRock Provident California
       Tax Free Money Market                               645,113          645
                                                                       --------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $645)                                                          645
                                                                       --------
   TOTAL INVESTMENTS - 98.8%
     (Cost $95,967)                                                     101,176
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET - 1.2%                               1,243
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $102,419
                                                                       ========


--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $ 96,339
     Undistributed net investment income                                    169
     Accumulated net realized gain on investments                           702
     Net unrealized appreciation on investments                           5,209
                                                                       --------
   TOTAL NET ASSETS                                                    $102,419
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($97,720,511 / 8,479,669 SHARES)                                    $11.52
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($4,698,395 / 407,914 SHARES)                                       $11.52
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($11.52 /97.75%)                                     $11.79
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (B)
     ($119.30 / 10.34 SHARES)                                            $11.54
                                                                       ========

--------------------------------------------------------------------------------
(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) CLASS C HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3).
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROW TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

54                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 44.2%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.9%
     Continental Cablevision
       9.500%, 08/01/13                                    $ 4,500     $  4,978
     Hertz
       7.000%, 01/15/28                                      1,000          924
       6.625%, 05/15/08                                      8,200        8,507
     News America Holdings
       7.750%, 02/01/24                                      1,000        1,139
     Staples
       7.125%, 08/15/07                                      4,000        4,365
     TCI Communications
       6.875%, 02/15/06                                      5,000        5,275
     Time Warner
       7.480%, 01/15/08                                      7,100        7,730
     Time Warner Entertainment
       8.375%, 03/15/23                                      5,000        5,809
     Walt Disney, MTN
       5.620%, 12/01/08                                      6,500        6,598
                                                                       --------
                                                                         45,325
                                                                       --------
   CONSUMER STAPLES - 0.5%
     Safeway
       7.500%, 09/15/09                                      2,468        2,767
                                                                       --------
   ENERGY - 1.5%
     Anadarko Petroleum
       7.000%, 10/15/06                                      1,500        1,618
     ConocoPhillips
       7.125%, 03/15/28                                      3,000        3,162
     El Paso CGP
       9.625%, 05/15/12                                      2,000        1,940
     Union Oil of California
       9.125%, 02/15/06                                      1,000        1,091
                                                                       --------
                                                                          7,811
                                                                       --------
   FINANCIALS - 13.5%
     Associates Corporation
       6.950%, 11/01/18                                      4,000        4,470
     Bank One
       6.000%, 08/01/08                                        500          535
     Citicorp
       6.750%, 08/15/05                                      4,075        4,248
     Credit Suisse First Boston (B) (C)
       1.360%, 08/06/04                                      5,000        5,000
     First Tennessee Bank, MTN (B) (C)
       1.330%, 06/07/05                                      2,500        2,500
     FleetBoston Financial
       7.125%, 04/15/06                                        500          536
     GE Global Insurance
       7.750%, 06/15/30                                      5,000        5,736


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     HSBC Americas
       6.625%, 03/01/09                                    $ 4,000     $  4,360
     John Hancock Financial Services
       5.625%, 12/01/08                                      5,000        5,286
     Lehman Brothers, MTN (B) (C)
       1.403%, 05/16/05                                      2,500        2,500
     Mellon Bank
       7.000%, 03/15/06                                      4,945        5,297
     Morgan Stanley
       6.750%, 04/15/11                                      5,500        6,042
     Morgan Stanley (B) (C)
       1.393%, 02/18/05                                      5,000        5,000
     Pemex Project
       9.125%, 10/13/10                                      5,000        5,800
     Popular
       6.750%, 12/15/05                                      2,000        2,103
     U.S. Bancorp
       6.875%, 09/15/07                                      7,500        8,203
     Wells Fargo Capital I
       7.960%, 12/15/26                                      1,000        1,108
                                                                       --------
                                                                         68,724
                                                                       --------
   FOREIGN GOVERNMENTS - 0.6%
     Hydro Quebec, Ser IO
       8.050%, 07/07/24                                      1,125        1,444
     Province of Saskatchewan
       9.375%, 12/15/20                                      1,000        1,413
                                                                       --------
                                                                          2,857
                                                                       --------
   HEALTH CARE - 1.1%
     HCA
       7.875%, 02/01/11                                      5,000        5,537
                                                                       --------
   INDUSTRIALS - 8.1%
     AMR
       10.000%, 04/15/21                                     1,500          960
     Continental Airlines, Ser 98-1B
       6.748%, 03/15/17                                      2,834        2,188
     General Electric
       5.000%, 02/01/13                                      5,000        4,991
     General Motors, Ser 91-A2
       8.950%, 07/02/09                                      1,846        1,993
     Lockheed Martin
       7.700%, 06/15/08                                      3,000        3,394
     McDonnell Douglas
       6.875%, 11/01/06                                      4,000        4,300
     Raytheon
       6.150%, 11/01/08                                      4,500        4,832



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           55

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS - (CONTINUED)
     Tyco International (D)
       8.200%, 10/15/08                                    $ 9,000     $ 10,181
     Waste Management
       7.000%, 10/15/06                                      7,800        8,387
                                                                       --------
                                                                         41,226
                                                                       --------
   INFORMATION TECHNOLOGY - 1.1%
     International Business Machines
       6.500%, 01/15/28                                      5,000        5,338
                                                                       --------
   MATERIALS - 0.3%
     Potash
       7.125%, 06/15/07                                      1,500        1,629
                                                                       --------
   REAL ESTATE INVESTMENT TRUST - 2.2%
     Boston Properties (E)
       5.000%, 06/01/15                                      5,500        5,147
     EOP Operating
       6.800%, 01/15/09                                      5,500        5,981
                                                                       --------
                                                                         11,128
                                                                       --------
   TELECOMMUNICATION - 2.0%
     New England Telephone & Telegraph
       7.875%, 11/15/29                                      5,625        6,535
     Verizon of Maryland
       8.000%, 10/15/29                                      2,980        3,509
                                                                       --------
                                                                         10,044
                                                                       --------
   UTILITIES - 4.4%
     Arkansas Electric Cooperative
       7.330%, 06/30/08                                      2,840        3,010
     Baltimore Gas & Electric, MTN, Ser G
       5.780%, 10/01/08                                      4,000        4,170
     Consolidated Edison of New York, Ser G
       7.000%, 03/01/29                                      1,250        1,313
     Kinder Morgan
       7.250%, 03/01/28                                      5,600        6,027
     Oklahoma Gas & Electric
       6.650%, 07/15/27                                      2,500        2,775
     Virginia Electric & Power, Ser A
       4.750%, 03/01/13                                      5,000        4,837
                                                                       --------
                                                                         22,132
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $213,718)                                                  224,518
                                                                       --------


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 34.4%
--------------------------------------------------------------------------------
     FHLMC
       6.500%, 11/01/09                                    $ 2,713     $  2,873
       6.000%, 10/01/09                                      3,472        3,640
       6.000%, 06/01/13                                      3,404        3,564
       6.000%, 09/01/13                                      2,972        3,113
       6.000%, 09/01/17                                      7,627        7,976
       6.000%, 11/01/17                                      1,981        2,071
       5.500%, 03/01/17                                      1,760        1,811
       4.000%, 04/01/18                                      7,082        6,805
       4.000%, 06/01/19                                     15,000       14,403
       3.500%, 04/15/17                                     10,850       10,924
     FHLMC CMO REMIC, Ser 1531, Cl H
       6.000%, 04/15/08                                      2,875        2,936
     FHLMC CMO REMIC, Ser 1666, Cl J
       6.250%, 01/15/24                                      2,000        2,108
     FNMA
       8.500%, 05/01/25                                         70           77
       8.000%, 08/01/24                                          9            9
       8.000%, 09/01/24                                          1            1
       8.000%, 07/01/26                                         88           96
       8.000%, 06/01/30                                         77           84
       7.500%, 12/01/26                                        623          669
       7.000%, 02/01/09                                      1,470        1,534
       7.000%, 12/01/10                                      3,189        3,381
       7.000%, 05/01/30                                        343          363
       6.500%, 12/01/07                                        284          295
       6.500%, 04/01/14                                      1,907        2,019
       6.500%, 03/01/24                                        156          164
       6.500%, 01/01/26                                        170          178
       6.500%, 05/01/26                                        115          121
       6.500%, 01/01/28                                        104          109
       6.500%, 02/01/28                                         10           11
       6.500%, 03/01/28                                         85           89
       6.500%, 04/01/28                                        448          469
       6.500%, 01/01/29                                      1,989        2,081
       6.500%, 06/01/29                                      2,297        2,402
       6.500%, 07/01/29                                      1,148        1,200
       6.500%, 08/01/29                                        553          578
       6.500%, 05/01/30                                      1,585        1,657
       6.000%, 05/01/09                                        104          109
       6.000%, 09/01/10                                        225          236
       6.000%, 05/01/11                                        224          235
       6.000%, 01/01/12                                        156          163
       6.000%, 03/01/13                                        405          424
       6.000%, 08/01/14                                      9,601       10,053
       6.000%, 10/01/16                                      2,474        2,586
       6.000%, 11/01/17                                      5,999        6,270
       6.000%, 12/01/27                                        175          180



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

56                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
   (CONTINUED)
--------------------------------------------------------------------------------
     FNMA - (continued)
       6.000%, 07/01/28                                    $ 1,122     $  1,156
       6.000%, 08/01/28                                        262          270
       6.000%, 10/01/28                                        727          749
       6.000%, 12/01/28                                      5,065        5,218
       5.500%, 01/01/17                                      1,086        1,118
       5.500%, 02/01/17                                        818          842
       5.000%, 01/01/09                                      2,582        2,611
       5.000%, 11/01/17                                      7,042        7,109
       5.000%, 02/01/18                                      7,381        7,446
       4.500%, 04/01/18                                     36,890       36,354
     FNMA CMO REMIC, Ser 1993-140, Cl H
       6.500%, 03/25/13                                        695          710
     FNMA CMO REMIC, Ser 1996-54, Cl C
       6.000%, 09/25/08                                      2,036        2,063
     GNMA
       8.000%, 04/15/17                                         65           72
       8.000%, 05/15/17                                         31           34
       8.000%, 11/15/26                                        871          957
       8.000%, 12/15/26                                        197          216
       7.500%, 05/15/23                                        247          267
       7.500%, 01/15/24                                        210          226
       7.500%, 02/15/24                                        163          176
       7.500%, 09/15/25                                         47           50
       7.500%, 02/15/27                                         52           57
       7.500%, 06/15/27                                         59           64
       7.500%, 07/15/27                                        101          109
       7.500%, 08/15/27                                        128          138
       7.000%, 01/15/24                                         72           77
       7.000%, 04/15/24                                        155          165
       6.500%, 06/15/23                                        284          300
       6.500%, 12/15/23                                        232          245
       6.500%, 01/15/24                                         57           60
       6.500%, 02/15/24                                        195          205
       6.500%, 10/15/25                                         67           70
       6.500%, 04/15/26                                        202          212
       6.500%, 01/15/29                                        674          707
       6.500%, 05/15/29                                      2,309        2,420
       6.500%, 06/15/29                                        169          177
       6.500%, 11/15/29                                         44           46
       6.000%, 07/15/28                                        403          416
       6.000%, 08/15/28                                        344          355
       6.000%, 09/15/28                                      1,039        1,072
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $173,192)                                                  174,606
                                                                       --------


--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 12.0%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds
       10.375%, 11/15/12                                   $ 3,000     $  3,659
     U.S. Treasury Bonds (A)
       8.750%, 08/15/20                                      3,300        4,624
       8.125%, 08/15/19                                     12,500       16,560
       7.250%, 05/15/16                                     16,100       19,675
       7.125%, 02/15/23                                      4,000        4,909
     U.S. Treasury Inflation Index Note (A)
       3.000%, 07/15/12                                     10,515       11,425
                                                                       --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $54,313)                                                    60,852
                                                                       --------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 7.0%
--------------------------------------------------------------------------------
     Bank One Issuance Trust,
       Ser 2002-A4, Cl A4
       2.940%, 06/16/08                                     15,000       15,066
     Citibank Credit Card Issuance Trust,
       Ser 2001-A8, Cl A8
       4.100%, 12/07/06                                      8,130        8,194
     MBNA Master Credit Card Trust,
       Ser 2000-L, Cl A
       6.500%, 04/15/10                                      7,000        7,635
     USAA Auto Owner Trust,
       Ser 2004-1, Cl A3
       2.060%, 04/15/08                                      5,000        4,938
                                                                       --------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $35,503)                                                    35,833
                                                                       --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%
--------------------------------------------------------------------------------
     FNMA
       7.125%, 02/15/05                                      9,650        9,909
       6.375%, 06/15/09                                      8,000        8,808
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $17,434)                                                    18,717
                                                                       --------
--------------------------------------------------------------------------------
   MISCELLANEOUS - 0.0%
--------------------------------------------------------------------------------
     RETAIL - 0.0%
       Kmart Holding Corporation
         (Escrow Cusip)*                                10,000,000           --
                                                                       --------
     TOTAL MISCELLANEOUS
       (Cost $--)                                                            --
                                                                       --------



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           57

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - 1.9%
--------------------------------------------------------------------------------
     Countrywide Home Loans (B)
       1.370%, 08/05/04                                    $ 5,000     $  4,999
     Four Winds Funding (B)
       1.400%, 08/02/04                                      5,000        4,999
                                                                       --------
     TOTAL COMMERCIAL PAPER
       (Cost $9,998)                                                      9,998
                                                                       --------
--------------------------------------------------------------------------------
   MASTER NOTE - 1.0%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       1.463%, 08/04/04                                      5,000        5,000
                                                                       --------
     TOTAL MASTER NOTE
       (Cost $5,000)                                                      5,000
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 6.3%
--------------------------------------------------------------------------------
     Bank of America
       1.360%, dated 07/30/04, matures on
       08/02/04, repurchase price $8,471,585
       (collateralized by a mortgage obligation,
       par value $8,894,157, 1.318%, 07/22/34,
       total market value $8,640,038) (B)                    8,471        8,471
     Deutsche Bank Securities, Inc.
       1.310%, dated 07/30/04, matures on
       08/02/04, repurchase price $3,348,725
       (collateralized by a U.S. Government,
       obligation, par value $3,413,000, 2.500%,
       05/31/06, total market value $3,416,106)              3,348        3,348
     Lehman Brothers, Inc.
       1.393%, dated 07/30/04, matures on
       08/02/04 repurchase price $20,167,591
       (collateralized by various mortgage
       obligations, par value $20,167,591,
       0.000%-1.000%, 07/25/08-08/25/34,
       total market value $20,568,555) (B)                  20,165       20,165
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $31,984)                                                    31,984
                                                                       --------
   TOTAL INVESTMENTS - 110.5%
     (Cost $541,142)                                                    561,508
                                                                       --------
   PAYABLE UPON RETURN OF SECURITIES LOANED -- (11.5)%                  (58,634)
   OTHER ASSETS & LIABILITIES, NET -- 1.0%                                5,165
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES - (10.5)%                         (53,469)
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $508,039
                                                                       ========


--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $500,038
     Undistributed net investment income                                    556
     Accumulated net realized loss on investments                       (12,921)
     Net unrealized appreciation on investments                          20,366
                                                                       --------
   TOTAL NET ASSETS                                                    $508,039
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($451,383,559 / 41,815,846 SHARES)                                  $10.79
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($47,039,261 / 4,407,781 SHARES)                                    $10.67
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($10.67 / 96.75%)                                    $11.03
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (F)
     ($9,603,184 / 902,762 SHARES)                                       $10.64
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (F)
     ($12,842 / 1,209 SHARES)                                            $10.62
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2004. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2004 IS $56,940,109 (SEE NOTE 6).
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES LENDING TRANSACTIONS.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2004.
(D) COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF JULY 31, 2004.
(E) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(F) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3).
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

58                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 70.2%
--------------------------------------------------------------------------------
     U.S. Treasury Bills
       1.099%, 08/05/04                                   $ 65,121     $ 65,113
       1.171%, 08/12/04                                    170,474      170,414
       1.214%, 08/19/04                                    205,437      205,314
       1.321%, 08/26/04                                      1,979        1,977
       1.023%, 09/02/04                                    100,000       99,911
       1.067%, 09/23/04                                     50,000       49,922
                                                                       --------
     TOTAL U.S. TREASURY BILLS
       (Cost $592,651)                                                  592,651
                                                                       --------
--------------------------------------------------------------------------------
   U.S. TREASURY NOTES - 29.7%
--------------------------------------------------------------------------------
     U.S. Treasury Notes
       2.125%, 08/31/04                                    100,000      100,092
       1.875%, 09/30/04                                     50,000       50,069
       5.875%, 11/15/04                                     50,000       50,683
       2.000%, 11/30/04                                     50,000       50,144
                                                                       --------
     TOTAL U.S. TREASURY NOTES
       (Cost $250,988)                                                  250,988
                                                                       --------
   TOTAL INVESTMENTS - 99.9%
     (Cost $843,639)                                                    843,639
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET - 0.1%                               1,166
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $844,805
                                                                       ========


--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------
   NET ASSETS:
     Paid-in-Capital
       (unlimited authorized - no par value)                           $845,004
     Undistributed net investment income                                      1
     Accumulated net realized loss on investments                          (200)
                                                                       --------
   TOTAL NET ASSETS                                                    $844,805
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($415,385,285 / 415,493,206 SHARES)                                  $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($164,224,497 / 164,253,411 SHARES)                                  $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($265,195,382 / 265,258,577 SHARES)                                  $1.00
                                                                       ========

--------------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
  PURCHASE.



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           59

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.4%
--------------------------------------------------------------------------------
     FHLB (A)
       1.340%, 08/27/04                                    $25,000     $ 24,999
       1.448%, 10/07/04                                     25,000       24,998
       1.248%, 08/12/04                                     20,000       19,999
       1.290%, 08/16/04                                     25,000       24,990
     FHLB (B)
       1.170%, 09/16/04                                     25,000       25,000
     FHLMC
       3.250%, 11/15/04                                     22,000       22,129
     FNMA
       3.500%, 09/15/04                                      9,000        9,025
       1.875%, 12/15/04                                     20,000       20,039
     FNMA (A)
       1.250%, 08/02/04                                     20,000       19,999
       1.314%, 08/18/04                                     25,000       24,998
       1.505%, 10/21/04                                     25,000       24,980
       1.565%, 11/06/04                                     20,000       19,979
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $261,135)                                                  261,135
                                                                       --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - DISCOUNTED * - 13.8%
--------------------------------------------------------------------------------
     FHLMC
       1.193%, 08/16/04                                     14,188       14,180
       1.443%, 09/20/04                                     25,000       24,950
     FNMA
       1.212%, 08/04/04                                     25,000       24,998
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
       DISCOUNTED
       (Cost $64,128)                                                    64,128
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 34.1%
--------------------------------------------------------------------------------
     Credit Suisse First Boston LLC
       1.350%, dated 07/30/04, matures on
       08/02/04, repurchase price $20,002,250
       (collateralized by various U.S. Government
       obligations, par value $20,635,000, 1.850%-
       5.500%, 09/16/05-06/19/28, total market
       value $20,401,206)                                   20,000       20,000


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       1.350%, dated 07/30/04, matures on
       08/02/04, repurchase price $98,056,396
       (collateralized by various U.S. Government
       obligations, par value, $100,742,000,
       2.625%-3.010%, 06/02/06-09/17/07, total
       market value $100,006,796)                          $98,045     $ 98,045
     Goldman Sachs & Co.
       1.350%, dated 07/30/04, matures on
       08/02/04, repurchase price $20,002,250
       (collateralized by a U.S. Treasury
       obligation, par value, $15,465,000,
       7.625%, 12/15/25, total market value
       $20,400,707)                                         20,000       20,000
     JP Morgan Securities, Inc.
       1.350%, dated 07/30/04, matures on
       08/02/04, repurchase price $20,002,250
       (collateralized by REFCORP Principal STRIPS,
       par value, $71,540,000, 0.000%, 07/15/20-
       01/15/30, total market value $20,400,194)            20,000       20,000
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $158,045)                                                  158,045
                                                                       --------
   TOTAL INVESTMENTS - 104.3%
     (Cost $483,308)                                                    483,308
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET - (4.3)%                           (19,906)
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $463,402
                                                                       ========



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

60                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized - no par value)                           $463,437
     Distribution in excess of net investment income                         (1)
     Accumulated net realized loss on investments                           (34)
                                                                       --------
   TOTAL NET ASSETS                                                    $463,402
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($386,661,051 / 386,722,959 SHARES)                                  $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($42,134,128 / 42,139,924 SHARES)                                    $1.00
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (C)
     ($1,684,417 / 1,684,648 SHARES)                                      $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($32,922,615 / 32,888,328 SHARES)                                    $1.00
                                                                       ========

--------------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT DATE OF PURCHASE.
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2004. THE MATURITY DATE SHOWN IS THE NEXT COUPON RESET DATE.
(B) CALLABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE ISSUER CAN CALL THE SECURITY.
(C) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE (SEE NOTE 3).
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           61

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED * - 55.2%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - AUTOMOTIVE - 4.5%
     Giro Balanced Funding Corp. (B)
       1.210%, 08/09/04                                   $100,000   $   99,973
       1.225%, 08/20/04                                     50,000       49,968
                                                                     ----------
                                                                        149,941
                                                                     ----------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 13.5%
     Bavaria Trr Corp. (B)
       1.380%, 08/02/04                                     70,000       69,997
       1.390%, 08/16/04                                    142,625      142,543
       1.410%, 08/20/04                                     25,000       24,981
     Bavaria Universal Funding Corp. (B)
       1.370%, 08/13/04                                    162,800      162,726
     Galaxy Funding, Inc. (B)
       1.210%, 08/17/04                                     50,000       49,973
                                                                     ----------
                                                                        450,220
                                                                     ----------
   ASSET-BACKED SECURITY - TRADE RECEIVABLES - 24.8%
     Apreco LLC (B)
       1.320%, 08/12/04                                     25,000       24,990
     Atlantic Asset Securities Corp. (B)
       1.370%, 08/20/04                                     87,696       87,633
     Cedar Springs Capital Co. (B)
       1.200%, 08/04/04                                     30,000       29,997
       1.570%, 10/13/04                                     60,000       59,810
       1.650%, 10/19/04                                     12,251       12,207
     Clipper Receivables Co. LLC (B)
       1.420%, 08/17/04                                    100,000       99,937
     Concord Minutemen Capital Co., Ser A (B)
       1.560%, 10/07/04                                    100,000       99,711
       1.560%, 10/12/04                                     50,000       49,845
     Crown Point Capital Co. LLC (B)
       1.270%, 08/17/04                                     30,126       30,109
     Legacy Capital Co. LLC (B)
       1.390%, 08/25/04                                     75,000       74,930
       1.350%, 09/02/04                                     60,000       59,928
     Regency Markets No. 1 LLC (B)
       1.350%, 08/16/04                                    136,232      136,155
       1.370%, 08/20/04                                     25,000       24,982
     Sheffield Receivables Corp. (B)
       1.350%, 08/02/04                                     36,110       36,109
                                                                     ----------
                                                                        826,343
                                                                     ----------
   BANKING - 10.9%
     PB Finance (Delaware), Inc.
       1.430%, 09/09/04                                     94,400       94,254
       1.470%, 09/13/04                                     70,000       69,877


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED * - (CONTINUED)
--------------------------------------------------------------------------------
     Steamboat Funding Corp., Guarantee
       National Westminister Bank PLC (B)
       1.350%, 08/09/04                                   $ 70,000   $   69,979
       1.360%, 08/18/04                                     38,832       38,807
     Ticonderoga Funding LLC, Guarantee
       Bank of America (B)
       1.310%, 08/11/04                                     40,045       40,030
       1.340%, 08/17/04                                     50,000       49,970
                                                                     ----------
                                                                        362,917
                                                                     ----------
   MULTIPLE INDUSTRY - 1.5%
     General Electric Capital Corp.
       1.250%, 08/17/04                                     50,000       49,972
                                                                     ----------
     TOTAL COMMERCIAL PAPER - DISCOUNTED
       (Cost $1,839,393)                                              1,839,393
                                                                     ----------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - 21.1%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 9.8%
     Liberty Lighthouse U.S. Capital Corp. (A) (B)
       1.435%, 03/29/05                                     50,000       49,995
       1.500%, 05/13/05                                    100,000      100,079
     Sigma Finance, Inc. (A) (B)
       1.609%, 10/25/04                                     75,000       74,996
       1.405%, 11/26/04                                     50,000       49,997
       1.370%, 05/17/05                                     50,000       49,993
                                                                     ----------
                                                                        325,060
                                                                     ----------
   BANKING - 4.9%
     HBOS Treasury Services PLC (A) (B)
       1.519%, 03/14/05                                     25,000       25,013
     Nationwide Building Society (A) (B)
       1.683%, 07/22/05                                     88,000       88,064
     Nationwide Building Society (A) (B) (C)
       1.586%, 07/28/05                                     50,000       49,993
                                                                     ----------
                                                                        163,070
                                                                     ----------
   BROKERAGE - 1.5%
     Morgan Stanley & Co. (A) (C)
       1.460%, 08/26/05                                     50,000       50,000
                                                                     ----------
   FINANCIAL SERVICES - 0.9%
     American Express Credit Corp. (A) (B) (C)
       1.450%, 08/19/05                                     30,000       30,000
                                                                     ----------
   INSURANCE - 1.5%
     Meridian Funding Co. LLC,
       Guarantee MBIA (A) (B) (C) (D)
       1.562%, 08/26/05                                     50,000       50,000
                                                                     ----------



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

62                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - (CONTINUED)
--------------------------------------------------------------------------------
   MULTIPLE INDUSTRY - 2.5%
     General Electric Capital Corp. (A) (C)
       1.450%, 08/09/05                                   $ 60,000   $   60,000
       1.490%, 08/17/05                                     24,000       24,000
                                                                     ----------
                                                                         84,000
                                                                     ----------
     TOTAL CORPORATE OBLIGATIONS (MEDIUM TERM NOTES)
       (Cost $702,130)                                                  702,130
                                                                     ---------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - DOMESTIC - 9.6%
--------------------------------------------------------------------------------
     Bank of New York (A)
       1.350%, 05/20/05                                     50,000       49,996
     National Bank of Commerce, Tennessee (A)
       1.407%, 04/28/05                                     55,000       54,994
     Wells Fargo Bank N.A
       1.340%, 08/18/04                                     50,000       50,000
     Wilmington Trust Company
       1.100%, 08/09/04                                     75,000       75,000
       1.450%, 09/07/04                                     90,000       90,001
                                                                     ----------
     TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
       (Cost $319,991)                                                  319,991
                                                                     ----------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - INTEREST BEARING - 6.4%
--------------------------------------------------------------------------------
   BROKERAGE - 6.4%
     Goldman Sachs Group, Inc. (A) (B) (D)
       1.540%, 08/26/04                                     50,000       50,000
       1.433%, 01/11/05                                     50,000       50,000
       1.417%, 06/13/05                                     35,000       35,000
       1.250%, 06/13/05                                     30,000       30,000
     Morgan Stanley & Co. (A) (D)
       1.400%, 08/13/04                                     50,000       50,000
                                                                     ----------
     TOTAL COMMERCIAL PAPER - INTEREST BEARING
       (Cost $215,000)                                                  215,000
                                                                     ----------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 4.6%
--------------------------------------------------------------------------------
     Credit Suisse First Boston NY (A)
       1.330%, 08/12/04                                     54,000       54,002
     Natexis Banques Populares, NY Branch (A)
       1.413%, 05/25/05                                     50,000       50,008
       1.360%, 06/17/05                                     50,000       49,993
                                                                     ----------
     TOTAL CERTIFICATES OF DEPOSIT - YANKEE
       (Cost $154,003)                                                  154,003
                                                                     ----------


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATION - 1.4%
--------------------------------------------------------------------------------
   FNMA (A)
   1.505%, 10/21/05                                       $ 45,380   $   45,343
                                                                     ----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
       (Cost $45,343)                                                    45,343
                                                                     ----------
--------------------------------------------------------------------------------
   BANK NOTE - 0.6%
--------------------------------------------------------------------------------
     American Express Centurion Bank (A)
       1.340%, 04/15/05                                     20,000       19,997
                                                                     ----------
     TOTAL BANK NOTE
       (Cost $19,997)                                                    19,997
                                                                     ----------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.2%
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       1.310%, dated 07/30/04, matures on
       08/02/04, repurchase price $39,420,887
       (collateralized by a U.S. Government
       obligation, par value $95,440,000,
       0.000%, 05/15/20, total market
       value $40,205,054)                                   39,417       39,417
                                                                     ----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $39,417)                                                    39,417
                                                                     ----------
   TOTAL INVESTMENTS - 100.1%
     (Cost $3,335,274)                                                3,335,274
                                                                     ----------
   OTHER ASSETS AND LIABILITIES, NET - (0.1)%                            (1,737)
                                                                     ----------
   TOTAL NET ASSETS - 100.0%                                         $3,333,537
                                                                     ==========



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           63

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
                                                                     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in Capital
       (unlimited authorization -- no par value)                     $3,333,669
     Accumulated net realized loss on investments                          (132)
                                                                     ----------
   TOTAL NET ASSETS                                                  $3,333,537
                                                                     ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($2,039,494,636 / 2,040,184,732 SHARES)                              $1.00
                                                                     ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A
     ($543,320,389 / 543,412,091 SHARES)                                  $1.00
                                                                     ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S
     ($750,721,545 / 750,070,502 SHARES)                                  $1.00
                                                                     ==========

--------------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE.
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2004.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(C) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.
(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2004 WAS $265,000,000.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
N.A. -- NORTH AMERICA
PLC -- PUBLIC LIABILITY COMPANY
SER -- SERIES



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

64                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 95.7%
--------------------------------------------------------------------------------
     Berkeley, YMCA, RB (A) (B) (C)
       1.070%, 06/01/23                                    $ 6,655     $  6,655
     California Community College Funding
       Authority, Ser A, TRAN, FSA Insured
       3.000%, 06/30/05                                      6,000        6,076
     California Infrastructure & Economic
       Development, J Paul Getty,
       Ser B, RB, TECP (B)
       1.170%, 04/01/33                                      2,000        2,000
     California Infrastructure & Economic
       Development, J Paul Getty, Ser D, RB, TECP
       1.170%, 02/01/05                                      2,000        2,000
     California Pollution Control Financing
       Authority, Pacific Gas & Electric,
       Ser C, RB (A) (B) (C)
       1.100%, 11/01/26                                     14,400       14,400
     California School Cash Reserve Program,
       Ser A, TRAN, AMBAC Insured
       3.000%, 07/06/05                                      2,000        2,026
     California State Economic Recovery,
       Ser C-15, RB, FSA Insured (A) (B) (C)
       1.080%, 07/01/23                                      3,000        3,000
     California State Economic Recovery,
       Ser C-6, RB (A) (B) (C)
       1.090%, 07/01/23                                      2,000        2,000
     California State Public Works Board Leasing
       Authority, Department of Corrections,
       Ser A, RB, Prerefunded @ 102 (D)
       7.000%, 11/01/04                                      6,000        6,205
     California State, Department of Water
       & Power, Ser B-3, RB (A) (B) (C)
       1.090%, 05/01/22                                      6,000        6,000
     California State, Department of Water
       & Power, Ser C-1, RB (A) (B) (C)
       1.100%, 05/01/22                                     16,750       16,750
     California State, Department of Water
       & Power, Ser C-18, RB (A) (B) (C)
       1.100%, 05/01/22                                     19,000       19,000
     California State, Department of Water
       & Power, Ser C-7, RB,
       FSA Insured (A) (B) (C)
       1.100%, 05/01/22                                     12,500       12,500
     California State, Educational Facilities
       Authority, California Institute of
       Technology, RB (A) (B)
       1.090%, 01/01/24                                     19,000       19,000
     California State, Educational Facilities
       Authority, Carnegie Institute of
       Washington, Ser B, RB, TECP (A)
       1.190%, 10/08/04                                      5,000        5,000


--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Educational Facilities
       Authority, Stanford University,
       Ser L-3, RB (A) (B) (E)
       1.000%, 10/01/15                                    $ 4,400     $  4,400
     California State, Housing Finance Agency,
       Multi-Family Home Mortgage,
       Ser C, RB, AMT (A) (B) (C)
       1.160%, 08/01/27                                      5,605        5,605
     California State, Pollution Control
       Financing Authority, Browning Project,
       RB, AMT (A) (B) (C)
       1.090%, 09/01/17                                     10,000       10,000
     California State, Pollution Control
       Financing Authority, Chevron USA Project,
       Ser B, RB (A)
       1.600%, 06/15/05                                      4,235        4,235
     California State, Pollution Control
       Financing Authority, Wadham Energy
       Project, Ser B, RB, AMT (A) (B) (C)
       1.100%, 11/01/17                                      6,550        6,550
     California State, Pollution Control
       Financing Authority, Wadham Energy
       Project, Ser C, RB, AMT (A) (B) (C)
       1.100%, 11/01/17                                     12,045       12,045
     California State, Ser A-2, GO (A) (B) (C)
       1.080%, 05/01/33                                     10,200       10,200
     California State, Ser C-1, GO (A) (B) (C)
       1.080%, 05/01/33                                      4,300        4,300
     California Statewide, Communities
       Development Authority, Chevron USA
       Project, RB, AMT (A) (B)
       1.120%, 12/15/24                                     13,250       13,250
     Chino Hills, Financing Authority,
       Ser A, RB, FSA Insured
       2.000%, 09/01/04                                      2,065        2,067
     CSUCI Financing Revenue Authority,
       Rental Housing, RB, AMT (B)
       1.600%, 08/01/31                                      1,000        1,000
     East Bay Municipal Water System, TECP (C)
       1.180%, 11/05/04                                      9,000        9,000
     East Side, Unified School District, Ser D, GO,
       FGIC Insured, Prerefunded @ 101 (D)
       5.750%, 09/01/04                                      1,200        1,217
     Escondido Community Development
       Commission, COP (A) (B) (C)
       1.110%, 10/12/16                                      3,500        3,500
     Los Angeles County, Department of Housing
       Authority, Rowland Heights Apartments,
       Ser A, RB, AMT (A) (B) (C)
       1.110%, 08/01/30                                      4,590        4,590



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           65

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles County, Ser A, TRAN
       3.000%, 06/30/05                                    $ 5,640     $  5,711
     Los Angeles, Department of Airports,
       Ser C1, RB (A) (B) (C)
       1.150%, 05/15/20                                      6,000        6,000
     Los Angeles, Department of Airports,
       Ser C2, RB (A) (B) (C)
       1.150%, 05/15/20                                      6,000        6,000
     Los Angeles, Department of Water
       & Power Revenue, Ser B-2, RB (A) (B) (C)
       1.090%, 07/01/34                                     10,000       10,000
     Los Angeles, Property Improvements Program,
       COP, AMBAC Insured
       2.000%, 04/01/05                                        605          608
     Los Angeles, Waste Water Authority,
       Sub-Ser A, RB, FGIC Insured (A) (B)
       1.150%, 12/01/31                                      5,000        5,000
     Los Angeles, Waste Water Authority,
       Sub-Ser B, RB, FGIC Insured (A) (B)
       1.150%, 12/01/31                                      5,000        5,000
     Metropolitan Water District of Southern
       California, Ser A, RB (A) (B) (C)
       1.090%, 07/01/25                                      4,200        4,200
     Metropolitan Water District of Southern
       California, Ser A-1, RB (A) (B) (C)
       1.080%, 07/01/23                                      5,000        5,000
     Metropolitan Water District of Southern
       California, Ser A-2, RB (A) (B)
       1.090%, 07/01/23                                     14,000       14,000
     Metropolitan Water District of Southern
       California, Ser C, RB (A) (B) (C)
       1.090%, 07/01/28                                      9,900        9,900
     Metropolitan Water District of Southern
       California, Ser C-2, RB (A) (B) (C)
       1.080%, 07/01/30                                      5,700        5,700
     Ontario, Multi-Family Housing Authority,
       Residential Park Centre Project,
       Ser A, RB (A) (B) (C)
       1.030%, 08/01/07                                     20,150       20,150
     Orange County, Apartment Development
       Revenue, Vintage Woods, Ser H, RB,
       FNMA Collateralized (A) (B) (C)
       1.060%, 11/15/28                                      3,100        3,100
     Orange County, Apartment Development
       Revenue, WLCO LF Partners, Ser G-1, RB,
       FNMA Collateralized (A) (B) (C)
       1.060%, 11/15/28                                      8,900        8,900
     Orange County, Apartment Development
       Revenue, WLCO LF Partners, Ser G-3, RB,
       FNMA Collateralized (A) (B) (C)
       1.060%, 11/15/28                                      2,900        2,900

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Oxnard, Multi-Family Housing Authority,
       Seawind Apartments Projects, Ser A,
       RB, AMT (A) (B) (C)
       1.150%, 12/01/20                                    $ 3,075     $  3,075
     Redondo Beach, Multi-Family Housing
       Authority, McCandless Senior
       Housing Project, Ser A, RB (A) (B) (C)
       1.160%, 12/01/25                                      7,760        7,760
     Riverside County, Public Facilities Authority,
       Ser A, COP (A) (B) (C)
       1.070%, 12/01/15                                     19,300       19,300
     Riverside County, Public Facilities Authority,
       Ser D, COP (A) (B) (C)
       1.070%, 12/01/15                                      5,500        5,500
     Riverside-San Bernardino, Pass-Thru
       Obligations, Ser A, RB (A) (B) (C)
       1.090%, 07/01/06                                      5,600        5,600
     Sacramento County, Sanitation District
       Financing Authority, Ser C, RB (A) (B) (C)
       1.080%, 12/01/30                                      1,900        1,900
     Sacramento, City Financing Authority,
       Ser G, RB, AMBAC Insured (A) (B) (C) (E)
       1.117%, 05/01/16                                      5,700        5,700
     San Diego County, TECP (C)
       1.300%, 12/09/04                                      4,000        4,000
     San Diego, Unified School District, TRAN
       3.000%, 07/25/05                                      5,200        5,271
     San Francisco City & County,
       Redevelopment Authority, Carter
       Terrace Apartments, Ser B, RB (A) (B) (C)
       1.140%, 03/01/36                                      7,000        7,000
     San Francisco City & County, Redevelopment
       Authority, Derek Silva Community Project,
       Ser D, RB, AMT (A) (B) (C)
       1.140%, 12/01/19                                      5,000        5,000
     San Francisco City & County, Redevelopment
       Authority, Fillmore Housing Center Project,
       Ser A-1, RB, FNMA Collateralized (A) (B) (C)
       1.110%, 12/01/17                                     11,900       11,900
     San Francisco City & County, Redevelopment
       Authority, Folsom-Dore Apartment Project,
       RB, AMT (A) (B) (C)
       1.100%, 12/01/34                                      3,000        3,000
     San Francisco City & County, Redevelopment
       Authority, Leland Polk Senior Community,
       Ser A, RB (A) (B) (C)
       1.140%, 12/01/19                                      3,000        3,000
     San Juan, Unified School District, GO,
       MBIA Insured
       4.000%, 08/01/04                                      3,575        3,575



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

66                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


STATEMENT OF NET ASSETS
JULY 31, 2004

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Mateo, Unified School District,
       Election of 2000, Ser A, TRAN,
       FGIC Insured (A)
       4.000%, 09/01/04                                    $ 1,500     $  1,503
     Santa Ana, Community Redevelopment
       Agency, South Main Street,
       Ser B, TA, FGIC Insured
       2.500%, 09/01/04                                      1,000        1,001
     Simi Valley, Multi-Family Housing Authority,
       Lincoln Wood Ranch, RB (A) (B) (C)
       1.060%, 06/01/10                                      6,000        6,000
     Simi Valley, Multi-Family Housing Authority,
       Ser A, RB (A) (B) (C)
       1.060%, 07/01/23                                     10,545       10,545
     South Placer, Waste Water Authority,
       Ser B, RB, FGIC Insured (A) (B) (C)
       1.080%, 11/01/35                                      6,500        6,500
     Turlock, Irrigation District Authority,
       Capital Improvement and Refinancing
       Authority Project, COP (A) (B) (C)
       1.080%, 01/01/31                                      2,550        2,550
     University of California, TECP
       1.080%, 08/05/04                                      5,000        5,000
       1.100%, 08/20/04                                     13,000       13,000
       1.150%, 10/06/04                                      8,500        8,500
     Vacaville, Unified School District,
       Election of 2001, GO, FSA Insured
       4.000%, 08/01/04                                        550          550
     Vallejo, Capital Improvement Project,
       COP (A) (B) (C)
       1.210%, 09/01/40                                     17,500       17,500
                                                                       --------
     TOTAL MUNICIPAL BONDS
       (Cost $490,970)                                                  490,970
                                                                       --------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES - 0.0%
--------------------------------------------------------------------------------
     Blackrock Provident California
       Tax Free Money Market                               101,780          102
     Goldman Sachs California
       Tax Free Money Market                               103,116          103
                                                                       --------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $205)                                                          205
                                                                       --------
   TOTAL INVESTMENTS - 95.7%
     (Cost $491,175)                                                    491,175
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET - 4.3%                              21,895
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $513,070
                                                                       ========


--------------------------------------------------------------------------------
                                                                     VALUE (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital
       (unlimited authorized -- no par value)                          $513,077
     Undistributed net investment income                                      2
     Accumulated net realized loss on investments                            (9)
                                                                       --------
   TOTAL NET ASSETS                                                    $513,070
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($205,575,838 / 205,592,113 SHARES)                                  $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($274,403,225 / 274,403,944 SHARES)                                  $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($33,090,517 / 33,084,986 SHARES)                                    $1.00
                                                                       ========

--------------------------------------------------------------------------------
(A) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2004.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(E) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATES OF PARTICIPATION
CSUCI -- CALIFORNIA STATE UNIVERSITY CHANNEL ISLANDS
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           67

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENTS OF OPERATIONS (000)
FOR THE YEAR ENDED JULY 31, 2004

                                                                     LARGE CAP               VALUE               LARGE CAP
                                                                      GROWTH               MOMENTUM                VALUE
                                                                       FUND                  FUND                  FUND
                                                                     ---------             --------              ---------
Dividend Income ..................................................   $ 1,452                $ 8,874              $ 2,176
Interest Income ..................................................       118+                   305+                  62+
Less: Foreign Taxes Withheld, Net of Reclaims ....................        (9)                   (40)                  (8)
                                                                     -------                -------              -------
           Total Investment Income ...............................     1,561                  9,139                2,230
                                                                     -------                -------              -------
Expenses:
   Investment Adviser Fee ........................................     1,187                  2,529                  693
   Shareholder Servicing Fees Fiduciary Shares ...................       411                    955                  198
   Shareholder Servicing Fees Class A Shares .....................        52                     74                   81
   Shareholder Servicing Fees Class B Shares .....................        28                     23                    7
   Administrative Fee ............................................       396                    843                  231
   Custodian Fees ................................................        20                     42                   12
   Transfer Agent Fees ...........................................        33                     61                   19
   Distribution Fees Class A Shares ..............................        52                     74                   81
   Distribution Fees Class B Shares ..............................        83                     68                   22
   Distribution Fees Class C Shares ..............................        15                      8                    9
   Registration Fees. ............................................        40                     30                    5
   Printing Fees .................................................        21                     42                   19
   Professional Fees .............................................        21                     33                   14
   Trustees Fees .................................................         8                     18                    5
   Insurance Fees ................................................         3                      6                    2
   Miscellaneous Fees ............................................         3                      7                   --
                                                                     -------                -------              -------
           Total Expenses ........................................     2,373                  4,813                1,398
                                                                     -------                -------              -------
   Less: Waivers and Reduction of Expenses
           Shareholder Servicing Fees ............................      (278)                  (617)                (167)
           Reduction of Expenses (1) .............................       (21)                   (45)                 (12)
           Administrative Fees ...................................       (48)                  (102)                 (28)
                                                                     -------                -------              -------
   Total Waivers and Reduction of Expenses .......................      (347)                  (764)                (207)
                                                                     -------                -------              -------
Total Net Expenses ...............................................     2,026                  4,049                1,191
                                                                     -------                -------              -------
Net Investment Income (Loss) .....................................      (465)                 5,090                1,039
                                                                     -------                -------              -------
Net Realized Gain on Investments .................................    12,900                 40,668               13,762
Net Realized Gain on Option Contracts ............................        --                    136                   --
Net Realized Loss on Foreign Currency Transactions ...............        --                     --                   --
Change in Unrealized Appreciation (Depreciation) on Investments
   and Options ...................................................    (4,253)                13,554                5,516
                                                                     -------                -------              -------
Net Realized and Unrealized Gain (Loss) on Investments ...........     8,647                 54,358               19,278
                                                                     -------                -------              -------
Increase (Decrease) in Net Assets Resulting from Operations ......   $ 8,182                $59,448              $20,317
                                                                     =======                =======              =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6).
(1) SEE NOTE 3.



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

68                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


                                                                      CORE                            SMALL CAP        SMALL CAP
                                                                     EQUITY           BALANCED         GROWTH            VALUE
                                                                      FUND              FUND            FUND             FUND
                                                                     ------           --------        ---------        ---------
Dividend Income ..................................................   $ 1,618          $ 1,149          $    26          $ 2,239
Interest Income ..................................................        69+           1,874+              11              114+
Less: Foreign Taxes Withheld, Net of Reclaims ....................        --               --               --               --
                                                                     -------          -------          -------          -------
           Total Investment Income ...............................     1,687            3,023               37            2,353
                                                                     -------          -------          -------          -------
Expenses:
   Investment Adviser Fee ........................................       774              804              346            1,521
   Shareholder Servicing Fees Fiduciary Shares ...................       304              304               59              244
   Shareholder Servicing Fees Class A Shares .....................        10               19               13               82
   Shareholder Servicing Fees Class B Shares .....................         8               11                1               36
   Administrative Fee ............................................       258              268               60              304
   Custodian Fees ................................................        13               13                3               15
   Transfer Agent Fees ...........................................        21               24                4               25
   Distribution Fees Class A Shares ..............................        10               19               13               82
   Distribution Fees Class B Shares ..............................        25               34                3              107
   Distribution Fees Class C Shares ..............................         1                3                8               74
   Registration Fees. ............................................         7                9               --                5
   Printing Fees .................................................        11               15                3               15
   Professional Fees .............................................        10               10                3               13
   Trustees Fees .................................................         5                6                1                6
   Insurance Fees ................................................         2                2               --                2
   Miscellaneous Fees ............................................         1               13                1               --
                                                                     -------          -------          -------          -------
           Total Expenses ........................................     1,460            1,554              518            2,531
                                                                     -------          -------          -------          -------
   Less: Waivers and Reduction of Expenses
           Shareholder Servicing Fees ............................      (188)            (194)             (43)            (196)
           Reduction of Expenses (1) .............................       (14)             (14)              (3)             (16)
           Administrative Fees ...................................       (31)             (32)              (7)             (37)
                                                                     -------          -------          -------          -------
   Total Waivers and Reduction of Expenses .......................      (233)            (240)             (53)            (249)
                                                                     -------          -------          -------          -------
Total Net Expenses ...............................................     1,227            1,314              465            2,282
                                                                     -------          -------          -------          -------
Net Investment Income (Loss) .....................................       460            1,709             (428)              71
                                                                     -------          -------          -------          -------
Net Realized Gain on Investments .................................     4,005            9,876              724           13,910
Net Realized Gain on Option Contracts ............................        --               --               --               --
Net Realized Loss on Foreign Currency Transactions ...............        --               --               --               (2)
Change in Unrealized Appreciation (Depreciation) on Investments
   and Options ...................................................     7,362           (1,341)          (1,690)          10,458
                                                                     -------          -------          -------          -------
Net Realized and Unrealized Gain (Loss) on Investments ...........    11,367            8,535             (966)          24,366
                                                                     -------          -------          -------          -------
Increase (Decrease) in Net Assets Resulting from Operations ......   $11,827          $10,244          $(1,394)         $24,437
                                                                     =======          =======          =======          =======



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           69

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENTS OF OPERATIONS (000)
FOR THE YEAR ENDED JULY 31, 2004


                                                                                  CALIFORNIA                     NATIONAL
                                                                                 INTERMEDIATE                  INTERMEDIATE
                                                                                   TAX-FREE                      TAX-FREE
                                                                                   BOND FUND                     BOND FUND
                                                                                 ------------                  ------------
Interest Income ..................................................                  $ 9,220                       $4,659
                                                                                    -------                       ------
           Total Investment Income ...............................                    9,220                        4,659
                                                                                    -------                       ------
Expenses:
   Investment Adviser Fee ........................................                    1,103                          541
   Administrative Fee ............................................                      441                          216
   Shareholder Servicing Fees Fiduciary Shares ...................                      335                          262
   Shareholder Servicing Fees Class A Shares .....................                      194                            8
   Shareholder Servicing Fees Class B Shares .....................                       22                           --
   Distribution Fees Class A Shares ..............................                      194                            8
   Distribution Fees Class B Shares ..............................                       67                           --
   Distribution Fees Class C Shares ..............................                       --                           --
   Distribution Fees Class S Shares ..............................                        1                           --
   Custodian Fees ................................................                       22                           11
   Transfer Agent Fees ...........................................                       38                           18
   Printing Fees .................................................                       21                           11
   Professional Fees .............................................                       16                            8
   Registration Fees .............................................                       13                            4
   Trustees Fees .................................................                        9                            4
   Insurance Fees ................................................                        4                            1
   Miscellaneous Fees ............................................                       38                           18
                                                                                    -------                       ------
           Total Expenses ........................................                    2,518                        1,110
                                                                                    -------                       ------
   Less: Waivers and Reduction of Expenses
           Shareholder Servicing Fees ............................                     (529)                        (270)
           Investment Adviser Fees ...............................                     (523)                        (491)
           Administrative Fees ...................................                      (53)                         (26)
           Distribution Fees .....................................                       --                           --
           Reduction of Expenses (1) .............................                      (24)                         (12)
                                                                                    -------                       ------
   Total: Waivers and Reduction of Expenses ......................                   (1,129)                        (799)
                                                                                    -------                       ------
Total Net Expenses ...............................................                    1,389                          311
                                                                                    -------                       ------
Net Investment Income ............................................                    7,831                        4,348
                                                                                    -------                       ------
Net Realized Gain on Investments .................................                    2,002                          740
Change in Unrealized Depreciation on Investments .................                   (1,701)                      (2,268)
                                                                                    -------                       ------
Net Realized and Unrealized Gain (Loss) on Investments ...........                      301                       (1,528)
                                                                                    -------                       ------
Increase in Net Assets Resulting from Operations .................                  $ 8,132                       $2,820
                                                                                    =======                       ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 +  INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6).
(1) SEE NOTE 3.



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

70                               1.800.433.6884

--------------------------------------------------------------------------------

                                                                                         100%
                                                                                     U.S. TREASURY      U.S. GOVERNMENT
                                                                         BOND        MONEY MARKET        MONEY MARKET
                                                                         FUND            FUND                FUND
                                                                        -------      -------------      ---------------
Interest Income ..................................................      $28,799+        $ 9,755            $ 5,961
                                                                        -------         -------            -------
           Total Investment Income ...............................       28,799           9,755              5,961
                                                                        -------         -------            -------
Expenses:
   Investment Adviser Fee ........................................        2,750           2,951              1,625
   Administrative Fee ............................................        1,100           1,967              1,083
   Shareholder Servicing Fees Fiduciary Shares ...................        1,215           1,198              1,134
   Shareholder Servicing Fees Class A Shares .....................          132             454                 95
   Shareholder Servicing Fees Class B Shares .....................           28              --                  5
   Distribution Fees Class A Shares ..............................          132             454                 95
   Distribution Fees Class B Shares ..............................           85              --                 15
   Distribution Fees Class C Shares ..............................           --              --                 --
   Distribution Fees Class S Shares ..............................           --           1,777                263
   Custodian Fees ................................................           55              98                 54
   Transfer Agent Fees ...........................................           90             172                127
   Printing Fees .................................................           52              98                 61
   Professional Fees .............................................           39              75                 44
   Registration Fees .............................................           32              64                 33
   Trustees Fees .................................................           24              42                 24
   Insurance Fees ................................................            9              18                 10
   Miscellaneous Fees ............................................           32              --                 37
                                                                        -------         -------            -------
           Total Expenses ........................................        5,775           9,368              4,705
                                                                        -------         -------            -------
   Less: Waivers and Reduction of Expenses
           Shareholder Servicing Fees ............................       (1,239)         (1,652)            (1,229)
           Investment Adviser Fees ...............................           (3)             --                (35)
           Administrative Fees ...................................         (133)           (237)              (130)
           Distribution Fees .....................................           --            (428)               (28)
           Reduction of Expenses (1) .............................          (59)           (106)               (58)
                                                                        -------         -------            -------
   Total: Waivers and Reduction of Expenses ......................       (1,434)         (2,423)            (1,480)
                                                                        -------         -------            -------
Total Net Expenses ...............................................        4,341           6,945              3,225
                                                                        -------         -------            -------
Net Investment Income ............................................       24,458           2,810              2,736
                                                                        -------         -------            -------
Net Realized Gain on Investments .................................        2,539              21                 --
Change in Unrealized Depreciation on Investments .................       (1,153)             --                 --
                                                                        -------         -------            -------
Net Realized and Unrealized Gain (Loss) on Investments ...........        1,386              21                 --
                                                                        -------         -------            -------
Increase in Net Assets Resulting from Operations .................      $25,844         $ 2,831            $ 2,736
                                                                        =======         =======            =======


                                                                                           CALIFORNIA
                                                                         DIVERSIFIED        TAX-FREE
                                                                        MONEY MARKET      MONEY MARKET
                                                                            FUND              FUND
                                                                        ------------      ------------
Interest Income ..................................................        $40,169           $ 5,249
                                                                          -------           -------
           Total Investment Income ...............................         40,169             5,249
                                                                          -------           -------
Expenses:
   Investment Adviser Fee ........................................         10,457             1,585
   Administrative Fee ............................................          6,972             1,057
   Shareholder Servicing Fees Fiduciary Shares ...................          5,081               575
   Shareholder Servicing Fees Class A Shares .....................          1,493               641
   Shareholder Servicing Fees Class B Shares .....................             --                --
   Distribution Fees Class A Shares ..............................          1,493               641
   Distribution Fees Class B Shares ..............................             --                --
   Distribution Fees Class C Shares ..............................             --                --
   Distribution Fees Class S Shares ..............................          4,709               230
   Custodian Fees ................................................            348                53
   Transfer Agent Fees ...........................................            608                88
   Printing Fees .................................................            354                32
   Professional Fees .............................................            278                40
   Registration Fees .............................................            211                32
   Trustees Fees .................................................            142                23
   Insurance Fees ................................................             60                 9
   Miscellaneous Fees ............................................             --                14
                                                                          -------           -------
           Total Expenses ........................................         32,206             5,020
                                                                          -------           -------
   Less: Waivers and Reduction of Expenses
           Shareholder Servicing Fees ............................         (6,574)           (1,216)
           Investment Adviser Fees ...............................             --              (529)
           Administrative Fees ...................................           (841)             (127)
           Distribution Fees .....................................            (17)              (22)
           Reduction of Expenses (1) .............................           (375)              (57)
                                                                          -------           -------
   Total: Waivers and Reduction of Expenses ......................         (7,807)           (1,951)
                                                                          -------           -------
Total Net Expenses ...............................................         24,399             3,069
                                                                          -------           -------
Net Investment Income ............................................         15,770             2,180
                                                                          -------           -------
Net Realized Gain on Investments .................................             13                 2
Change in Unrealized Depreciation on Investments .................             --                --
                                                                          -------           -------
Net Realized and Unrealized Gain (Loss) on Investments ...........             13                 2
                                                                          -------           -------
Increase in Net Assets Resulting from Operations .................        $15,783           $ 2,182
                                                                          =======           =======




The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           71

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE YEARS OR PERIOD ENDED JULY 31,

                                                         LARGE CAP GROWTH           VALUE MOMENTUM             LARGE CAP VALUE
                                                               FUND                      FUND                       FUND
                                                      -----------------------   -----------------------    -----------------------
                                                        2004           2003       2004           2003        2004           2003
                                                      -----------------------   -----------------------    -----------------------
Investment Activities:
  Net Investment Income (Loss) ...................... $   (465)     $    (51)   $   5,090   $    5,120     $  1,039      $  1,177
  Net Realized Gain (Loss) on Investments ...........   12,900       (13,179)      40,668       11,172       13,762       (16,984)
  Net Realized Gain on Option Contracts .............       --            --          136          229           --            --
  Net Realized Gain (Loss) on Foreign Currency
     Transactions ...................................       --            --           --           --           --            --
  Change in Unrealized Appreciation (Depreciation)
    on Investments and Options ......................   (4,253)       31,791       13,554       17,554        5,516        21,859
  Change in Unrealized Depreciation on Foreign
     Currency .......................................       --            --           --           --           --            --
                                                      --------      --------    ---------   ----------     --------      --------
Net Increase (Decrease) in Net Assets Resulting
    From Operations .................................    8,182        18,561       59,448       34,075       20,317         6,052
                                                      --------      --------    ---------   ----------     --------      --------
Dividends, Distributions and Return of Capital to
    Shareholders:
  Net Investment Income:
    Fiduciary Shares ................................       --            --       (4,871)      (4,612)        (798)         (818)
    Class A Shares ..................................       --            --         (305)        (289)        (245)         (281)
    Class B Shares ..................................       --            --          (39)         (42)          (7)          (10)
    Class C Shares ..................................       --            --           (4)          (4)          (3)           --
  Capital Gains:
    Fiduciary Shares ................................       --            --      (17,256)     (15,792)          --            --
    Class A Shares ..................................       --            --       (1,354)      (1,196)          --            --
    Class B Shares ..................................       --            --         (409)        (367)          --            --
    Class C Shares ..................................       --            --          (42)         (35)          --            --
  Return of Capital:
    Fiduciary Shares ................................       --          (115)          --           --           --            --
    Class A Shares ..................................       --            (1)          --           --           --            --
                                                      --------      --------    ---------   ----------     --------      --------
      Total Dividends, Distributions and Return
        of Capital ..................................       --          (116)     (24,280)     (22,337)      (1,053)       (1,109)
                                                      --------      --------    ---------   ----------     --------      --------
Change in Net Assets ................................    8,182        18,445       35,168       11,738       19,264         4,943
                                                      --------      --------    ---------   ----------     --------      --------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued .....................   28,888+       34,564       75,281       75,086       23,702        21,379
    Reinvestment of Dividends, Distributions and
      Return of Capital .............................       --            77       19,803       18,010          462           414
    Cost of Shares Redeemed .........................  (60,165)      (45,818)     (87,468)    (108,824)     (15,593)      (38,196)
    Redemption Fees .................................      553            --           --           --           --            --
                                                      --------      --------    ---------   ----------     --------      --------
      Total Fiduciary Share Transactions ............  (30,724)      (11,177)       7,616      (15,728)       8,571       (16,403)
                                                      --------      --------    ---------   ----------     --------      --------
  Class A Shares:
    Proceeds from Shares Issued .....................    5,356+       42,275        5,126       19,767        4,381           625
    Reinvestment of Dividends, Distributions and
      Return of Capital .............................       --            --        1,464        1,301          235           274
    Cost of Shares Redeemed .........................   (6,096)      (37,370)      (7,809)     (21,121)      (5,709)       (5,196)
    Redemption Fees .................................       76            --           --           --           --            --
                                                      --------      --------    ---------   ----------     --------      --------
      Total Class A Share Transactions ..............     (664)        4,905       (1,219)         (53)      (1,093)       (4,297)
                                                      --------      --------    ---------   ----------     --------      --------
  Class B Shares:
    Proceeds from Shares Issued .....................    1,269+        1,699        1,118          768        1,455           176
    Reinvestment of Dividends and Distributions .....       --            --          435          396            6             9
    Cost of Shares Redeemed .........................   (2,162)       (2,371)      (1,220)      (1,630)        (264)         (434)
    Redemption Fees .................................       40            --           --           --           --            --
                                                      --------      --------    ---------   ----------     --------      --------
      Total Class B Share Transactions ..............     (853)         (672)         333         (466)       1,197          (249)
                                                      --------      --------    ---------   ----------     --------      --------
  Class C Shares (3):
    Proceeds from Shares Issued .....................      639+          552          195           93        1,531           163
    Reinvestment of Dividends and Distributions .....       --            --           33           26            3            --
    Cost of Shares Redeemed .........................     (333)         (168)        (285)        (207)         (13)          (47)
    Redemption Fees .................................        6            --           --           --           --            --
                                                      --------      --------    ---------   ----------     --------      --------
      Total Class C Share Transactions ..............      312           384          (57)         (88)       1,521           116
                                                      --------      --------    ---------   ----------     --------      --------
Net Increase (Decrease) in Net Assets From
          Share Transactions ........................  (31,929)       (6,560)       6,673      (16,335)      10,196       (20,833)
                                                      --------      --------    ---------   ----------     --------      --------
      Total Increase (Decrease) in Net Assets .......  (23,747)       11,885       41,841       (4,597)      29,460       (15,890)
                                                      --------      --------    ---------   ----------     --------      --------
Net Assets:
  Beginning of Period ...............................  191,820       179,935      386,274      390,871       96,572       112,462
                                                      --------      --------    ---------   ----------     --------      --------
  End of Period ..................................... $168,073      $191,820     $428,115     $386,274     $126,032      $ 96,572
                                                      ========      ========    =========   ==========     ========      ========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment Income)  $     --      $     --    $     126   $      230     $     51      $     65
                                                      ========      ========    =========   ==========     ========      ========

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
      * INCLUDES REALIZED GAINS ON INVESTMENTS AND REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 10).
      + SUBSCRIPTIONS INCLUDE A CAPITAL INFUSION OF $99,244 FROM THE ADVISER (SEE NOTE 3).
    (1) FOR SHARE TRANSACTIONS, SEE NOTE 12.
    (2) COMMENCED OPERATIONS ON APRIL 28, 2003.
    (3) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 28, 2003 FOR THE CORE EQUITY FUND.


        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

72                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


                                                            CORE EQUITY                BALANCED               SMALL CAP GROWTH
                                                               FUND                      FUND                       FUND
                                                      -----------------------   -----------------------   -----------------------
                                                        2004           2003       2004           2003       2004         2003 (2)
                                                      -----------------------   -----------------------   -----------------------
Investment Activities:
  Net Investment Income (Loss) ...................... $    460      $  1,007    $  1,709      $  3,705    $  (428)       $   (23)
  Net Realized Gain (Loss) on Investments ...........    4,005       (21,591)      9,876         1,657*       724            150
  Net Realized Gain on Option Contracts .............       --            --          --            --         --             --
  Net Realized Gain (Loss) on Foreign
    Currency Transactions ...........................       --            --          --            --         --             --
  Change in Unrealized Appreciation (Depreciation)
    on Investments and Options ......................    7,362        30,469      (1,341)        2,474     (1,690)           767
  Change in Unrealized Depreciation on
    Foreign Currency ................................       --            --          --            --         --             --
                                                      --------      --------    --------      --------    -------        -------
Net Increase (Decrease) in Net Assets Resulting
    From Operations .................................   11,827         9,885      10,244         7,836     (1,394)           894
                                                      --------      --------    --------      --------    -------        -------
Dividends, Distributions and Return of Capital
    to Shareholders:
  Net Investment Income:
    Fiduciary Shares ................................     (479)         (971)     (1,582)       (3,392)        --             --
    Class A Shares ..................................       (8)          (14)        (78)         (142)        --             --
    Class B Shares ..................................       (1)           (6)        (20)          (55)        --             --
    Class C Shares ..................................       --            --          (1)           (2)        --             --
  Capital Gains:
    Fiduciary Shares ................................       --            --          --            --       (343)            --
    Class A Shares ..................................       --            --          --            --        (80)            --
    Class B Shares ..................................       --            --          --            --         (5)            --
    Class C Shares ..................................       --            --          --            --        (13)            --
  Return of Capital:
    Fiduciary Shares ................................       --            --          --            --         --             --
    Class A Shares ..................................       --            --          --            --         --             --
                                                      --------      --------    --------      --------    -------        -------
      Total Dividends, Distributions and
          Return of Capital .........................     (488)         (991)     (1,681)       (3,591)      (441)            --
                                                      --------      --------    --------      --------    -------        -------
Change in Net Assets ................................   11,339         8,894       8,563         4,245     (1,835)           894
                                                      --------      --------    --------      --------    -------        -------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued .....................   19,620        32,049      25,365        33,318     25,907          6,931
    Reinvestment of Dividends, Distributions and
      Return of Capital .............................      131           336       1,538         3,300        319             --
    Cost of Shares Redeemed .........................  (32,197)      (40,563)    (31,206)     (105,475)*   (4,665)          (394)
    Redemption Fees .................................       --            --          --            --         --             --
                                                      --------      --------    --------      --------    -------        -------
      Total Fiduciary Share Transactions ............  (12,446)       (8,178)     (4,303)      (68,857)    21,561          6,537
                                                      --------      --------    --------      --------    -------        -------
  Class A Shares:
    Proceeds from Shares Issued .....................    1,390         2,177         966         1,951      2,364          3,911
    Reinvestment of Dividends, Distributions and
      Return of Capital .............................        8            13          76           136         75             --
    Cost of Shares Redeemed .........................   (1,305)       (1,007)     (1,633)       (2,380)    (2,978)            --
    Redemption Fees .................................       --            --          --            --         --             --
                                                      --------      --------    --------      --------    -------        -------
      Total Class A Share Transactions ..............       93         1,183        (591)         (293)      (539)         3,911
                                                      --------      --------    --------      --------    -------        -------
  Class B Shares:
    Proceeds from Shares Issued .....................      299           602         432           719        520             88
    Reinvestment of Dividends and Distributions .....        1             6          19            53          5             --
    Cost of Shares Redeemed .........................     (422)         (420)       (601)       (1,013)       (45)            --
    Redemption Fees .................................       --            --          --            --         --             --
                                                      --------      --------    --------      --------    -------        -------
      Total Class B Share Transactions ..............     (122)          188        (150)         (241)       480             88
                                                      --------      --------    --------      --------    -------        -------
  Class C Shares (3):
    Proceeds from Shares Issued .....................      283            --         210            54        572            451
    Reinvestment of Dividends and Distributions .....       --            --           1             2         12             --
    Cost of Shares Redeemed .........................       (1)           --         (31)          (76)       (55)            --
    Redemption Fees .................................       --            --          --            --         --             --
                                                      --------      --------    --------      --------    -------        -------
      Total Class C Share Transactions ..............      282            --         180           (20)       529            451
                                                      --------      --------    --------      --------    -------        -------
Net Increase (Decrease) in Net Assets From
          Share Transactions ........................  (12,193)       (6,807)     (4,864)      (69,411)    22,031         10,987
                                                      --------      --------    --------      --------    -------        -------
      Total Increase (Decrease) in Net Assets .......     (854)        2,087       3,699       (65,166)    20,196         11,881
                                                      --------      --------    --------      --------    -------        -------
Net Assets:
  Beginning of Period ...............................  121,371       119,284     126,719       191,885     11,881             --
                                                      --------      --------    --------      --------    -------        -------
  End of Period ..................................... $120,517      $121,371    $130,418      $126,719    $32,077        $11,881
                                                      ========      ========    ========      ========    =======        =======
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment Income)  $     (5)     $     23    $     46      $     16    $    --        $    --
                                                      ========      ========    ========      ========    =======        =======


                                                          SMALL CAP VALUE
                                                               FUND
                                                      -----------------------
                                                        2004           2003
                                                      -----------------------
Investment Activities:
  Net Investment Income (Loss) ...................... $     71      $    468
  Net Realized Gain (Loss) on Investments ...........   13,910          (411)
  Net Realized Gain on Option Contracts .............       --            --
  Net Realized Gain (Loss) on Foreign
    Currency Transactions ...........................       (2)            2
  Change in Unrealized Appreciation (Depreciation)
    on Investments and Options ......................   10,458        18,692
  Change in Unrealized Depreciation on
    Foreign Currency ................................       --            (1)
                                                      --------      --------
Net Increase (Decrease) in Net Assets Resulting
    From Operations .................................   24,437        18,750
                                                      --------      --------
Dividends, Distributions and Return of Capital
    to Shareholders:
  Net Investment Income:
    Fiduciary Shares ................................     (448)         (128)
    Class A Shares ..................................     (118)          (16)
    Class B Shares ..................................      (23)           --
    Class C Shares ..................................      (10)           --
  Capital Gains:
    Fiduciary Shares ................................   (1,235)           --
    Class A Shares ..................................     (403)           --
    Class B Shares ..................................     (194)           --
    Class C Shares ..................................      (71)           --
  Return of Capital:
    Fiduciary Shares ................................       --            --
    Class A Shares ..................................       --            --
                                                      --------      --------
      Total Dividends, Distributions and
          Return of Capital .........................   (2,502)         (144)
                                                      --------      --------
Change in Net Assets ................................   21,935        18,606
                                                      --------      --------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued .....................   31,292        34,941
    Reinvestment of Dividends, Distributions and
      Return of Capital .............................    1,367            64
    Cost of Shares Redeemed .........................  (25,050)      (32,062)
    Redemption Fees .................................       --            --
                                                      --------      --------
      Total Fiduciary Share Transactions ............    7,609         2,943
                                                      --------      --------
  Class A Shares:
    Proceeds from Shares Issued .....................   21,489        13,644
    Reinvestment of Dividends, Distributions and
      Return of Capital .............................      423            14
    Cost of Shares Redeemed .........................  (13,603)       (9,411)
    Redemption Fees .................................       --            --
                                                      --------      --------
      Total Class A Share Transactions ..............    8,309         4,247
                                                      --------      --------
  Class B Shares:
    Proceeds from Shares Issued .....................    2,612         2,600
    Reinvestment of Dividends and Distributions .....      197            --
    Cost of Shares Redeemed .........................   (2,273)       (1,993)
    Redemption Fees .................................       --            --
                                                      --------      --------
      Total Class B Share Transactions ..............      536           607
                                                      --------      --------
  Class C Shares (3):
    Proceeds from Shares Issued .....................    8,447         1,449
    Reinvestment of Dividends and Distributions .....       77            --
    Cost of Shares Redeemed .........................     (564)         (515)
    Redemption Fees .................................       --            --
                                                      --------      --------
      Total Class C Share Transactions ..............    7,960           934
                                                      --------      --------
Net Increase (Decrease) in Net Assets From
          Share Transactions ........................   24,414         8,731
                                                      --------      --------
      Total Increase (Decrease) in Net Assets .......   46,349        27,337
                                                      --------      --------
Net Assets:
  Beginning of Period ...............................  117,498        90,161
                                                      --------      --------
  End of Period ..................................... $163,847      $117,498
                                                      ========      ========
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment Income)  $     --      $    324
                                                      ========      ========



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           73

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE YEARS OR PERIOD ENDED JULY 31,

                                                                               CALIFORNIA INTERMEDIATE       NATIONAL INTERMEDIATE
                                                                                     TAX-FREE BOND                TAX-FREE BOND
                                                                                         FUND                         FUND
                                                                               -----------------------      -----------------------
                                                                                 2004           2003          2004         2003 (2)
                                                                               -----------------------      -----------------------
Investment Activities:
  Net Investment Income ................................................       $  7,831      $  8,515       $  4,348       $ 2,266
  Net Realized Gain (Loss) on Investments ..............................          2,002           123            740            10
  Change in Unrealized Appreciation (Depreciation)
    on Investments .....................................................         (1,701)       (3,441)        (2,268)          113
                                                                               --------      --------       --------       -------
Net Increase in Net Assets Resulting From Operations ...................          8,132         5,197          2,820         2,389
                                                                               --------      --------       --------       -------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ...................................................         (4,960)       (4,794)        (4,146)       (2,168)
    Class A Shares .....................................................         (2,670)       (3,472)          (127)          (42)
    Class B Shares .....................................................           (241)         (245)            --            --
    Class C Shares .....................................................             (4)           --             --            --
    Class S Shares .....................................................             --            --             --            --
  Capital Gains:
    Fiduciary Shares ...................................................           (252)         (144)           (10)           --
    Class A Shares .....................................................           (153)         (116)            --            --
    Class B Shares .....................................................            (17)          (10)            --            --
    Class C Shares .....................................................             --            --             --            --
                                                                               --------      --------       --------       -------
      Total Dividends and Distributions ................................         (8,297)       (8,781)        (4,283)       (2,210)
                                                                               --------      --------       --------       -------
Change in Net Assets ...................................................           (165)       (3,584)        (1,463)          179
                                                                               --------      --------       --------       -------
Share Transactions: (1)
  Fiduciary Shares:
    Conversion of the:
      UBOC Intermediate Municipal Bond Fund (3) ........................             --            --             --        70,645
      UBOC Municipal Bond Fund (3) .....................................             --            --         47,618            --
    Proceeds from Shares Issued ........................................         21,780        45,164          4,710        10,708
    Reinvestment of Dividends and Distributions ........................          1,036           600             23            --
    Cost of Shares Redeemed ............................................        (41,139)      (28,410)       (25,916)       (8,854)
                                                                               --------      --------       --------       -------
      Total Fiduciary Share Transactions                                        (18,323)       17,354         26,435        72,499
                                                                               --------      --------       --------       -------
  Class A Shares:
    Proceeds from Shares Issued ........................................          7,985        57,949          3,688         2,885
    Reinvestment of Dividends and Distributions ........................          2,059         2,900             72            25
    Cost of Shares Redeemed ............................................        (38,988)      (66,946)        (1,705)         (196)
                                                                               --------      --------       --------       --------
      Total Class A Share Transactions                                          (28,944)       (6,097)         2,055         2,714
                                                                               --------      --------       --------       -------
  Class B Shares:
    Proceeds from Shares Issued ........................................            464         3,468             --            --
    Reinvestment of Dividends and Distributions ........................            190           183             --            --
    Cost of Shares Redeemed ............................................         (2,852)       (1,276)            --            --
                                                                               --------      --------       --------       -------
      Total Class B Share Transactions .................................         (2,198)        2,375             --            --
                                                                               --------      --------       --------       -------
  Class C Shares (4):
    Proceeds from Shares Issued ........................................            543            --             --            --
    Reinvestment of Dividends ..........................................              4            --             --            --
    Cost of Shares Redeemed ............................................             --            --             --            --
                                                                               --------      --------       --------       -------
      Total Class C Share Transactions .................................            547            --             --            --
                                                                               --------      --------       --------       -------
  Class S Shares:
    Proceeds from Shares Issued ........................................             --            --             --            --
    Reinvestment of Dividends ..........................................             --            --             --            --
    Cost of Shares Redeemed ............................................             --            --             --            --
                                                                               --------      --------       --------       -------
      Total Class S Share Transactions .................................             --            --             --            --
                                                                               --------      --------       --------       -------
Net Increase (Decrease) in Net Assets From Share Transactions ..........        (48,918)       13,632         28,490        75,213
                                                                               --------      --------       --------       -------
      Total Increase (Decrease) in Net Assets ..........................        (49,083)       10,048         27,027        75,392
                                                                               --------      --------       --------       -------
Net Assets:
  Beginning of Period ..................................................        240,335       230,287         75,392            --
                                                                               --------      --------       --------       -------
  End of Period ........................................................       $191,252      $240,335       $102,419       $75,392
                                                                               ========      ========       ========       =======
Undistributed Net Investment Income (Distributions in Excess
    of Net Investment Income) ..........................................       $    188      $    232       $    169       $    56
                                                                               ========      ========       ========       =======

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
    (1) FOR SHARE TRANSACTIONS, SEE NOTE 12.
    (2) COMMENCED OPERATIONS ON OCTOBER 18, 2002.
    (3) SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS.
    (4) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 28, 2003 FOR THE CALIFORNIA INTERMEDIATE TAX-FREE BOND, THE NATIONAL
        INTERMEDIATE TAX-FREE BOND, AND THE BOND FUND.



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

74                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


                                                                                                      100% U.S. TREASURY
                                                                                 BOND                    MONEY MARKET
                                                                                 FUND                        FUND
                                                                        -----------------------   --------------------------
                                                                          2004           2003        2004           2003
                                                                        -----------------------   --------------------------
Investment Activities:
  Net Investment Income ............................................... $  24,458    $  29,295    $     2,810   $     7,685
  Net Realized Gain (Loss) on Investments .............................     2,539       (7,684)            21           (25)
  Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................................    (1,153)      13,167             --            --
                                                                        ---------    ---------    -----------   -----------
Net Increase in Net Assets Resulting From Operations ..................    25,844       34,778          2,831         7,660
                                                                        ---------    ---------    -----------   -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ..................................................   (22,544)     (26,249)        (2,379)       (4,230)
    Class A Shares ....................................................    (2,334)      (2,904)          (445)       (1,387)
    Class B Shares ....................................................      (418)        (453)            --            --
    Class C Shares ....................................................        --           --             --            --
    Class S Shares ....................................................        --           --           (250)       (2,118)
  Capital Gains:
    Fiduciary Shares ..................................................        --           --             --            --
    Class A Shares ....................................................        --           --             --            --
    Class B Shares ....................................................        --           --             --            --
    Class C Shares ....................................................        --           --             --            --
                                                                        ---------    ---------    -----------   -----------
      Total Dividends and Distributions ...............................   (25,296)     (29,606)        (3,074)       (7,735)
                                                                        ---------    ---------    -----------   -----------
Change in Net Assets ..................................................       548        5,172           (243)          (75)
                                                                        ---------    ---------    -----------   -----------
Share Transactions: (1)
  Fiduciary Shares:
    Conversion of the:
      UBOC Intermediate Municipal Bond Fund (3) .......................        --           --             --            --
      UBOC Municipal Bond Fund (3) ....................................        --           --             --            --
    Proceeds from Shares Issued .......................................    76,226      204,243      2,040,049     3,126,319
    Reinvestment of Dividends and Distributions .......................    11,296       13,035            105           190
    Cost of Shares Redeemed ...........................................  (142,334)    (201,385)    (2,153,114)   (3,083,299)
                                                                        ---------    ---------    -----------   -----------
      Total Fiduciary Share Transactions                                  (54,812)      15,893       (112,960)       43,210
                                                                        ---------    ---------    -----------   -----------
  Class A Shares:
    Proceeds from Shares Issued .......................................     7,568       24,728        457,861       236,962
    Reinvestment of Dividends and Distributions .......................     1,526        1,815            445         1,387
    Cost of Shares Redeemed ...........................................   (18,662)     (23,271)      (480,928)     (277,900)
                                                                        ---------    ---------    -----------   -----------
      Total Class A Share Transactions                                     (9,568)       3,272        (22,622)      (39,551)
                                                                        ---------    ---------    -----------   -----------
  Class B Shares:
    Proceeds from Shares Issued .......................................       714        4,909             --            --
    Reinvestment of Dividends and Distributions .......................       308          332             --            --
    Cost of Shares Redeemed ...........................................    (3,606)      (1,303)            --            --
                                                                        ---------    ---------    -----------   -----------
      Total Class B Share Transactions ................................    (2,584)       3,938             --            --
                                                                        ---------    ---------    -----------   -----------
  Class C Shares (4):
    Proceeds from Shares Issued .......................................        38           --             --            --
    Reinvestment of Dividends .........................................        --           --             --            --
    Cost of Shares Redeemed ...........................................       (24)          --             --            --
                                                                        ---------    ---------    -----------   -----------
      Total Class C Share Transactions ................................        14           --             --            --
                                                                        ---------    ---------    -----------   -----------
  Class S Shares:
    Proceeds from Shares Issued .......................................        --           --      1,047,322     1,557,644
    Reinvestment of Dividends .........................................        --           --            249         2,118
    Cost of Shares Redeemed ...........................................        --           --     (1,165,831)   (1,815,382)
                                                                        ---------    ---------    -----------   -----------
      Total Class S Share Transactions ................................        --           --       (118,260)     (255,620)
                                                                        ---------    ---------    -----------   -----------
Net Increase (Decrease) in Net Assets From Share Transactions .........   (66,950)      23,103       (253,842)     (251,961)
                                                                        ---------    ---------    -----------   -----------
      Total Increase (Decrease) in Net Assets .........................   (66,402)      28,275       (254,085)     (252,036)
                                                                        ---------    ---------    -----------   -----------
Net Assets:
  Beginning of Period .................................................   574,441      546,166      1,098,890     1,350,926
                                                                        ---------    ---------    -----------   -----------
  End of Period ....................................................... $ 508,039    $ 574,441    $   844,805   $ 1,098,890
                                                                        =========    =========    ===========   ===========
Undistributed Net Investment Income (Distributions in Excess
    of Net Investment Income) ......................................... $     556    $     386    $         1   $       264
                                                                        =========    =========    ===========   ===========


                                                                              U.S. GOVERNMENT                DIVERSIFIED
                                                                               MONEY MARKET                 MONEY MARKET
                                                                                   FUND                         FUND
                                                                        --------------------------   --------------------------
                                                                            2004           2003         2004            2003
                                                                        --------------------------   --------------------------
Investment Activities:
  Net Investment Income ............................................... $     2,736   $     4,950    $    15,770   $    31,415
  Net Realized Gain (Loss) on Investments .............................          --             6             13            (6)
  Change in Unrealized Appreciation (Depreciation)
    on Investments ....................................................          --            --             --            --
                                                                        -----------   -----------    -----------   -----------
Net Increase in Net Assets Resulting From Operations ..................       2,736         4,956         15,783        31,409
                                                                        -----------   -----------    -----------   -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ..................................................      (2,584)       (4,330)       (12,892)      (20,395)
    Class A Shares ....................................................        (123)         (272)        (2,283)       (5,158)
    Class B Shares ....................................................          (1)           (3)            --            --
    Class C Shares ....................................................          --            --             --            --
    Class S Shares ....................................................         (28)         (347)          (728)       (5,862)
  Capital Gains:
    Fiduciary Shares ..................................................          --            --             --            --
    Class A Shares ....................................................          --            --             --            --
    Class B Shares ....................................................          --            --             --            --
    Class C Shares ....................................................          --            --             --            --
                                                                        -----------   -----------    -----------   -----------
      Total Dividends and Distributions ...............................      (2,736)       (4,952)       (15,903)      (31,415)
                                                                        -----------   -----------    -----------   -----------
Change in Net Assets ..................................................          --             4           (120)           (6)
                                                                        -----------   -----------    -----------   -----------
Share Transactions: (1)
  Fiduciary Shares:
    Conversion of the:
      UBOC Intermediate Municipal Bond Fund (3) .......................          --            --             --            --
      UBOC Municipal Bond Fund (3) ....................................          --            --             --            --
    Proceeds from Shares Issued .......................................   2,781,841     2,964,455      4,737,665     4,148,527
    Reinvestment of Dividends and Distributions .......................          52            94          2,530         4,461
    Cost of Shares Redeemed ...........................................  (2,966,230)   (2,968,568)    (4,580,627)   (4,408,399)
                                                                        -----------   -----------    -----------   -----------
      Total Fiduciary Share Transactions                                   (184,337)       (4,019)       159,568      (255,411)
                                                                        -----------   -----------    -----------   -----------
  Class A Shares:
    Proceeds from Shares Issued .......................................      53,832        58,024        458,464       510,589
    Reinvestment of Dividends and Distributions .......................         123           271          2,263         5,095
    Cost of Shares Redeemed ...........................................     (46,334)      (67,483)      (551,831)     (606,223)
                                                                        -----------   -----------    -----------   -----------
      Total Class A Share Transactions                                        7,621        (9,188)       (91,104)      (90,539)
                                                                        -----------   -----------    -----------   -----------
  Class B Shares:
    Proceeds from Shares Issued .......................................         671         1,249             --            --
    Reinvestment of Dividends and Distributions .......................           1             3             --            --
    Cost of Shares Redeemed ...........................................      (1,243)       (1,016)            --            --
                                                                        -----------   -----------    -----------   -----------
      Total Class B Share Transactions ................................        (571)          236             --            --
                                                                        -----------   -----------    -----------   -----------
  Class C Shares (4):
    Proceeds from Shares Issued .......................................          --            --             --            --
    Reinvestment of Dividends .........................................          --            --             --            --
    Cost of Shares Redeemed ...........................................          --            --             --            --
                                                                        -----------   -----------    -----------   -----------
      Total Class C Share Transactions ................................          --            --             --            --
                                                                        -----------   -----------    -----------   -----------
  Class S Shares:
    Proceeds from Shares Issued .......................................     296,462       429,911      2,518,055     2,559,827
    Reinvestment of Dividends .........................................          28           347            728         5,862
    Cost of Shares Redeemed ...........................................    (324,807)     (470,212)    (2,753,599)   (2,917,699)
                                                                        -----------   -----------    -----------   -----------
      Total Class S Share Transactions ................................     (28,317)      (39,954)      (234,816)     (352,010)
                                                                        -----------   -----------    -----------   -----------
Net Increase (Decrease) in Net Assets From Share Transactions .........    (205,604)      (52,925)      (166,352)     (697,960)
                                                                        -----------   -----------    -----------   -----------
      Total Increase (Decrease) in Net Assets .........................    (205,604)      (52,921)      (166,472)     (697,966)
                                                                        -----------   -----------    -----------   -----------
Net Assets:
  Beginning of Period .................................................     669,006       721,927      3,500,009     4,197,975
                                                                        -----------   -----------    -----------   -----------
  End of Period ....................................................... $   463,402   $   669,006    $ 3,333,537   $ 3,500,009
                                                                        ===========   ===========    ===========   ===========
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income) .................................................. $        (1)  $        (1)   $        --   $       133
                                                                        ===========   ===========    ===========   ===========


                                                                           CALIFORNIA TAX-FREE
                                                                              MONEY MARKET
                                                                                  FUND
                                                                         -----------------------
                                                                           2004           2003
                                                                         -----------------------
Investment Activities:
  Net Investment Income ................................................ $   2,180    $   3,976
  Net Realized Gain (Loss) on Investments ..............................         2           17
  Change in Unrealized Appreciation (Depreciation)
    on Investments .....................................................        --           --
                                                                         ---------    ---------
Net Increase in Net Assets Resulting From Operations ...................     2,182        3,993
                                                                         ---------    ---------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ...................................................    (1,314)      (2,413)
    Class A Shares .....................................................      (834)      (1,405)
    Class B Shares .....................................................        --           --
    Class C Shares .....................................................        --           --
    Class S Shares .....................................................       (30)        (160)
  Capital Gains:
    Fiduciary Shares ...................................................        --           --
    Class A Shares .....................................................        --           --
    Class B Shares .....................................................        --           --
    Class C Shares .....................................................        --           --
                                                                         ---------    ---------
      Total Dividends and Distributions ................................    (2,178)      (3,978)
                                                                         ---------    ---------
Change in Net Assets ...................................................         4           15
                                                                         ---------    ---------
Share Transactions: (1)
  Fiduciary Shares:
    Conversion of the:
      UBOC Intermediate Municipal Bond Fund (3) ........................        --           --
      UBOC Municipal Bond Fund (3) .....................................        --           --
    Proceeds from Shares Issued ........................................   338,586      438,617
    Reinvestment of Dividends and Distributions ........................        --           --
    Cost of Shares Redeemed ............................................  (386,378)    (460,787)
                                                                         ---------    ---------
      Total Fiduciary Share Transactions                                   (47,792)     (22,170)
                                                                         ---------    ---------
  Class A Shares:
    Proceeds from Shares Issued ........................................   392,111      320,347
    Reinvestment of Dividends and Distributions ........................       833        1,404
    Cost of Shares Redeemed ............................................  (389,632)    (295,361)
                                                                         ---------    ---------
      Total Class A Share Transactions                                       3,312       26,390
                                                                         ---------    ---------
  Class B Shares:
    Proceeds from Shares Issued ........................................        --           --
    Reinvestment of Dividends and Distributions ........................        --           --
    Cost of Shares Redeemed ............................................        --           --
                                                                         ---------    ---------
      Total Class B Share Transactions .................................        --           --
                                                                         ---------    ---------
  Class C Shares (4):
    Proceeds from Shares Issued ........................................        --           --
    Reinvestment of Dividends ..........................................        --           --
    Cost of Shares Redeemed ............................................        --           --
                                                                         ---------    ---------
      Total Class C Share Transactions .................................        --           --
                                                                         ---------    ---------
  Class S Shares:
    Proceeds from Shares Issued ........................................   211,746      226,055
    Reinvestment of Dividends ..........................................        30          160
    Cost of Shares Redeemed ............................................  (222,556)    (247,707)
                                                                         ---------    ---------
      Total Class S Share Transactions .................................   (10,780)     (21,492)
                                                                         ---------    ---------
Net Increase (Decrease) in Net Assets From Share Transactions ..........   (55,260)     (17,272)
                                                                         ---------    ---------
      Total Increase (Decrease) in Net Assets ..........................   (55,256)     (17,257)
                                                                         ---------    ---------
Net Assets:
  Beginning of Period ..................................................   568,326      585,583
                                                                         ---------    ---------
  End of Period ........................................................ $ 513,070    $ 568,326
                                                                         =========    =========
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income) ................................................... $       2    $      (2)
                                                                         =========    =========



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           75

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                                 DIVIDENDS AND
                       INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                      -----------------------                  ------------------
              NET
             ASSET                  NET REALIZED                                     TOTAL
             VALUE,       NET      AND UNREALIZED   TOTAL       NET                  FROM
           BEGINNING  INVESTMENT   GAIN (LOSS) ON   FROM     INVESTMENT  CAPITAL  DIVIDENDS AND   REDEMPTION
           OF PERIOD INCOME (LOSS)  INVESTMENTS   OPERATIONS   INCOME     GAINS   DISTRIBUTIONS      FEES
-------------------------------------------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2004+     $ 7.25     $(0.012)       $ 0.236     $ 0.224    $    --    $    --     $    --         $0.026
  2003+       6.53       0.003          0.722       0.725     (0.005)++      --      (0.005)            --
  2002+       8.68      (0.004)        (2.146)     (2.150)        --         --          --             --
  2001       18.62      (0.061)        (7.684)     (7.745)        --     (2.195)     (2.195)            --
  2000       18.39          --          2.030       2.030         --     (1.800)     (1.800)            --

  CLASS A SHARES
  2004+     $ 7.15     $(0.031)       $ 0.243     $ 0.212    $    --    $    --     $    --         $0.028
  2003+       6.47      (0.014)         0.694       0.680         --++       --          --             --
  2002+       8.61      (0.022)        (2.118)     (2.140)        --         --          --             --
  2001       18.53      (0.093)        (7.632)     (7.725)        --     (2.195)     (2.195)            --
  2000       18.35          --          1.980       1.980         --     (1.800)     (1.800)            --

  CLASS B SHARES
  2004+     $ 6.86     $(0.077)       $ 0.231     $ 0.154    $    --    $    --     $    --         $0.026
  2003+       6.24      (0.053)         0.673       0.620         --         --          --             --
  2002+       8.36      (0.069)        (2.051)     (2.120)        --         --          --             --
  2001       18.19      (0.168)        (7.467)     (7.635)        --     (2.195)     (2.195)            --
  2000       18.15          --          1.840       1.840         --     (1.800)     (1.800)            --

  CLASS C SHARES
  2004+     $ 6.87     $(0.078)       $ 0.227     $ 0.149    $    --    $    --     $    --         $0.031
  2003+       6.24      (0.055)         0.685       0.630         --         --          --             --
  2002+       8.37      (0.069)        (2.061)     (2.130)        --         --          --             --
  2001       18.19      (0.160)        (7.465)     (7.625)        --     (2.195)     (2.195)            --
  2000 (1)   19.43          --          0.560       0.560         --     (1.800)     (1.800)            --

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2004+     $20.72     $ 0.277        $ 2.899     $ 3.176    $(0.284)   $(1.032)    $(1.316)        $   --
  2003+      20.05       0.273          1.583       1.856     (0.264)    (0.922)     (1.186)            --
  2002+      27.00       0.254         (5.404)     (5.150)    (0.247)    (1.553)     (1.800)            --
  2001       29.10       0.245         (0.411)     (0.166)    (0.252)    (1.682)     (1.934)            --
  2000       29.56       0.256          1.002       1.258     (0.255)    (1.463)     (1.718)            --

  CLASS A SHARES
  2004+     $20.71     $ 0.221        $ 2.890     $ 3.111    $(0.229)   $(1.032)    $(1.261)        $   --
  2003+      20.04       0.225          1.584       1.809     (0.217)    (0.922)     (1.139)            --
  2002+      26.99       0.195         (5.401)     (5.206)    (0.191)    (1.553)     (1.744)            --
  2001       29.09       0.160         (0.394)     (0.234)    (0.184)    (1.682)     (1.866)            --
  2000       29.55       0.196          0.993       1.189     (0.186)    (1.463)     (1.649)            --

  CLASS B SHARES
  2004+     $20.54     $ 0.076        $ 2.862     $ 2.938    $(0.096)   $(1.032)    $(1.128)        $   --
  2003+      19.90       0.101          1.565       1.666     (0.104)    (0.922)     (1.026)            --
  2002+      26.81       0.038         (5.341)     (5.303)    (0.054)    (1.553)     (1.607)            --
  2001       28.95      (0.013)        (0.411)     (0.424)    (0.034)    (1.682)     (1.716)            --
  2000       29.46       0.032          0.950       0.982     (0.029)    (1.463)     (1.492)            --

  CLASS C SHARES
  2004+     $20.51     $ 0.077        $ 2.862     $ 2.939    $(0.097)   $(1.032)    $(1.129)        $   --
  2003+      19.87       0.102          1.563       1.665     (0.103)    (0.922)     (1.025)            --
  2002+      26.80       0.037         (5.359)     (5.322)    (0.055)    (1.553)     (1.608)            --
  2001       28.94      (0.093)        (0.329)     (0.422)    (0.036)    (1.682)     (1.718)            --
  2000 (1)   29.50       0.128          0.819       0.947     (0.044)    (1.463)     (1.507)            --

                                                              RATIO
                                                           OF EXPENSES
                                                            TO AVERAGE    RATIO OF
               NET                   NET                    NET ASSETS       NET
              ASSET                ASSETS,       RATIO      EXCLUDING    INVESTMENT
              VALUE,                 END      OF EXPENSES  FEE WAIVERS INCOME (LOSS)  PORTFOLIO
               END       TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION  TO AVERAGE    TURNOVER
            OF PERIOD   RETURN**    (000)     NET ASSETS   OF EXPENSES   NET ASSETS      RATE
------------------------------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2004+      $  7.50       3.45%    $137,682      0.94%       1.13%        (0.15)%         93%
  2003+         7.25      11.11      161,181      0.94        1.12          0.05           57
  2002+         6.53     (24.77)     156,663      0.93        1.10         (0.05)         105
  2001          8.68     (45.71)     279,625      0.92        1.11         (0.46)          26
  2000         18.62      11.13      722,376      0.92        1.09         (0.32)          67

  CLASS A SHARES
  2004+      $  7.39       3.36%    $ 18,845      1.19%       1.38%        (0.40)%         93%
  2003+         7.15      10.51       18,858      1.20        1.37         (0.22)          57
  2002+         6.47     (24.85)      12,214      1.18        1.35         (0.28)         105
  2001          8.61     (45.83)      24,223      1.17        1.36         (0.71)          26
  2000         18.53      10.87       54,199      1.17        1.34         (0.60)          67

  CLASS B SHARES
  2004+      $  7.04       2.62%    $ 10,003      1.84%       1.88%        (1.05)%         93%
  2003+         6.86       9.94       10,558      1.85        1.87         (0.85)          57
  2002+         6.24     (25.36)      10,322      1.83        1.86         (0.94)         105
  2001          8.36     (46.23)      14,450      1.82        1.86         (1.35)          26
  2000         18.19      10.18       24,407      1.82        1.84         (1.26)          67

  CLASS C SHARES
  2004+      $  7.05       2.62%    $  1,543      1.84%       1.88%        (1.05)%         93%
  2003+         6.87      10.10        1,223      1.85        1.87         (0.87)          57
  2002+         6.24     (25.45)         736      1.83        1.86         (0.94)         105
  2001          8.37     (46.17)         817      1.82        1.86         (1.35)          26
  2000 (1)     18.19       2.92          817      1.82*       1.84*        (1.46)*         67

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2004+       $22.58      15.69%    $389,658      0.92%       1.11%         1.25%          20%
  2003+        20.72      10.00      350,151      0.94        1.11          1.44            6
  2002+        20.05     (20.06)     355,004      0.93        1.10          1.06           12
  2001         27.00      (0.55)     482,337      0.92        1.10          0.85            3
  2000         29.10       4.47      619,618      0.90        1.09          0.88            3

  CLASS A SHARES
  2004+       $22.56      15.36%    $ 28,461      1.17%       1.36%         1.00%          20%
  2003+        20.71       9.74       27,208      1.19        1.36          1.18            6
  2002+        20.04     (20.25)      26,595      1.18        1.35          0.81           12
  2001         26.99      (0.80)      42,466      1.17        1.35          0.59            3
  2000         29.09       4.23       40,930      1.15        1.34          0.62            3

  CLASS B SHARES
  2004+       $22.35      14.59%    $  9,208      1.82%       1.86%         0.35%          20%
  2003+        20.54       9.00        8,139      1.84        1.86          0.54            6
  2002+        19.90     (20.71)       8,427      1.83        1.85          0.16           12
  2001         26.81      (1.48)      10,292      1.82        1.85         (0.05)           3
  2000         28.95       3.50        8,336      1.82        1.84         (0.06)           3

  CLASS C SHARES
  2004+       $22.32      14.62%    $    788      1.82%       1.86%         0.35%          20%
  2003+        20.51       9.01          776      1.84        1.86          0.54            6
  2002+        19.87     (20.79)         845      1.83        1.85          0.15           12
  2001         26.80      (1.47)       1,038      1.82        1.85         (0.06)           3
  2000 (1)     28.94       3.37          568      1.82*       1.84*        (0.21)*          3



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

76                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


                                                                 DIVIDENDS AND
                       INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                      -----------------------                  -------------------
              NET
             ASSET                  NET REALIZED                                     TOTAL
             VALUE,       NET      AND UNREALIZED   TOTAL       NET                  FROM
           BEGINNING  INVESTMENT   GAIN (LOSS) ON   FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
           OF PERIOD INCOME (LOSS)  INVESTMENTS   OPERATIONS   INCOME     GAINS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2004+      $ 8.74    $ 0.100        $ 1.670     $ 1.770    $(0.100)   $    --     $(0.100)
  2003+        8.25      0.105          0.484       0.589     (0.099)        --      (0.099)
  2002+       11.04      0.123         (2.790)     (2.667)    (0.123)        --      (0.123)
  2001        12.35      0.129         (0.438)     (0.309)    (0.127)    (0.874)     (1.001)
  2000        17.78      0.227         (1.864)     (1.637)    (0.228)    (3.565)     (3.793)

  CLASS A SHARES
  2004+      $ 8.76    $ 0.075        $ 1.671     $ 1.746    $(0.076)   $    --     $(0.076)
  2003+        8.26      0.085          0.495       0.580     (0.080)        --      (0.080)
  2002+       11.06      0.096         (2.796)     (2.700)    (0.100)        --      (0.100)
  2001        12.38      0.097         (0.445)     (0.348)    (0.098)    (0.874)     (0.972)
  2000        17.81      0.210         (1.882)     (1.672)    (0.193)    (3.565)     (3.758)

  CLASS B SHARES
  2004+      $ 8.67    $ 0.010        $ 1.653     $ 1.663    $(0.023)   $    --     $(0.023)
  2003+        8.19      0.032          0.488       0.520     (0.040)        --      (0.040)
  2002+       10.97      0.032         (2.764)     (2.732)    (0.048)        --      (0.048)
  2001        12.30      0.020         (0.442)     (0.422)    (0.034)    (0.874)     (0.908)
  2000        17.74      0.101         (1.864)     (1.763)    (0.112)    (3.565)     (3.677)

  CLASS C SHARES
  2004+      $ 8.65    $ 0.010        $ 1.649     $ 1.659    $(0.029)   $    --     $(0.029)
  2003+        8.18      0.035          0.480       0.515     (0.045)        --      (0.045)
  2002+       10.96      0.028         (2.757)     (2.729)    (0.051)        --      (0.051)
  2001        12.29      0.004         (0.428)     (0.424)    (0.032)    (0.874)     (0.906)
  2000 (1)    16.51      0.062         (0.643)     (0.581)    (0.074)    (3.565)     (3.639)

----------------
CORE EQUITY FUND
----------------

  FIDUCIARY SHARES
  2004+      $ 6.73    $ 0.029        $ 0.630     $ 0.659    $(0.029)   $    --     $(0.029)
  2003+        6.22      0.055          0.508       0.563     (0.053)        --      (0.053)
  2002+        8.26      0.045         (2.042)     (1.997)    (0.043)        --      (0.043)
  2001         9.76      0.044         (1.495)     (1.451)    (0.047)    (0.002)     (0.049)
  2000 (2)    10.00      0.012         (0.243)     (0.231)    (0.009)        --      (0.009)

  CLASS A SHARES
  2004+      $ 6.72    $ 0.010        $ 0.626     $ 0.636    $(0.016)   $    --     $(0.016)
  2003+        6.21      0.037          0.512       0.549     (0.039)        --      (0.039)
  2002+        8.25      0.027         (2.041)     (2.014)    (0.026)        --      (0.026)
  2001         9.76      0.028         (1.507)     (1.479)    (0.029)    (0.002)     (0.031)
  2000 (3)     9.88      0.006         (0.119)     (0.113)    (0.007)        --      (0.007)

  CLASS B SHARES
  2004+      $ 6.66    $(0.037)       $ 0.609     $ 0.572    $(0.002)   $    --     $(0.002)
  2003+        6.17     (0.001)         0.505       0.504     (0.014)        --      (0.014)
  2002+        8.22     (0.021)        (2.028)     (2.049)    (0.001)        --      (0.001)
  2001         9.75     (0.013)        (1.513)     (1.526)    (0.002)    (0.002)     (0.004)
  2000 (3)     9.88      0.004         (0.127)     (0.123)    (0.007)        --      (0.007)

  CLASS C SHARES
  2004+ (4)  $ 7.16    $(0.030)       $ 0.112     $ 0.082    $(0.002)   $    --     $(0.002)

                                                                RATIO
                                                             OF EXPENSES
                                                              TO AVERAGE    RATIO OF
                   NET                   NET                  NET ASSETS       NET
                  ASSET                 ASSETS,     RATIO      EXCLUDING    INVESTMENT
                  VALUE,                 END     OF EXPENSES  FEE WAIVERS  INCOME (LOSS)  PORTFOLIO
                   END       TOTAL    OF PERIOD  TO AVERAGE  AND REDUCTION  TO AVERAGE    TURNOVER
                OF PERIOD   RETURN**    (000)    NET ASSETS   OF EXPENSES   NET ASSETS      RATE
---------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2004+          $10.41      20.32%    $ 87,181      0.93%       1.12%         1.00%         86%
  2003+            8.74       7.26       65,363      0.93        1.11          1.30         337
  2002+            8.25     (24.31)      78,479      0.92        1.09          1.24         226
  2001            11.04      (2.90)     189,327      0.91        1.06          1.08         138
  2000            12.35      (9.67)     290,327      0.89        1.10          1.61          97

  CLASS A SHARES
  2004+          $10.43      19.98%    $ 33,442      1.18%       1.37%         0.75%         86%
  2003+            8.76       7.12       29,036      1.18        1.36          1.05         337
  2002+            8.26     (24.55)      31,773      1.17        1.34          0.98         226
  2001            11.06      (3.22)      50,776      1.16        1.31          0.81         138
  2000            12.38      (9.86)      63,180      1.16        1.37          1.17          97

  CLASS B SHARES
  2004+          $10.31      19.20%    $  3,640      1.83%       1.87%         0.10%         86%
  2003+            8.67       6.41        2,005      1.83        1.86          0.40         337
  2002+            8.19     (24.97)       2,164      1.82        1.85          0.32         226
  2001            10.97      (3.84)       3,521      1.81        1.83          0.16         138
  2000            12.30     (10.50)       3,786      1.80        1.86          0.66          97

  CLASS C SHARES
  2004+          $10.28      19.20%    $  1,769      1.85%       1.90%         0.10%         86%
  2003+            8.65       6.36          168      1.83        1.86          0.43         337
  2002+            8.18     (24.97)          46      1.82        1.85          0.29         226
  2001            10.96      (3.86)          16      1.81        1.83          0.18         138
  2000 (1)        12.29      (4.10)          38      1.80*       1.86*         0.08*         97

----------------
CORE EQUITY FUND
----------------

  FIDUCIARY SHARES
  2004+          $ 7.36       9.80%    $113,334      0.92%       1.10%         0.38%        119%
  2003+            6.73       9.15      115,045      0.92        1.09          0.89          71
  2002+            6.22     (24.25)     114,854      0.93        1.10          0.61          11
  2001             8.26     (14.91)      96,112      0.92        1.12          0.49          14
  2000 (2)         9.76      (2.31)      34,210      0.92*       1.09*         1.21*          3

  CLASS A SHARES
  2004+          $ 7.34       9.47%    $  3,657      1.17%       1.35%         0.13%        119%
  2003+            6.72       8.91        3,233      1.16        1.34          0.61          71
  2002+            6.21     (24.46)       1,729      1.18        1.35          0.36          11
  2001             8.25     (15.19)       1,870      1.17        1.37          0.23          14
  2000 (3)         9.76      (1.14)          27      1.17*       1.34*         0.90*          3

  CLASS B SHARES
  2004+          $ 7.23       8.60%    $  3,249      1.82%       1.85%        (0.52)%       119%
  2003+            6.66       8.20        3,093      1.82        1.84         (0.01)         71
  2002+            6.17     (24.93)       2,701      1.83        1.85         (0.29)         11
  2001             8.22     (15.66)       1,883      1.82        1.87         (0.44)         14
  2000 (3)         9.75      (1.24)         140      1.82*       1.84*         0.72*          3

  CLASS C SHARES
  2004+ (4)      $ 7.24       1.14%    $    277      1.83%*      1.88%*       (0.60)%*      119%

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * ANNUALIZED.
 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE
    PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ FOR THE FIDUCIARY SHARES, REPRESENTS A $0.005 RETURN OF CAPITAL FOR TAX PURPOSES. FOR
    CLASS A, REPRESENTS A $0.0002 RETURN OF CAPITAL FOR TAX PURPOSES.
(1) COMMENCED OPERATIONS ON NOVEMBER 30, 1999.
(2) COMMENCED OPERATIONS ON MAY 31, 2000.
(3) COMMENCED OPERATIONS ON JUNE 30, 2000.
(4) COMMENCED OPERATIONS ON NOVEMBER 28, 2003.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           77

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                                  DIVIDENDS AND
                        INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                       -----------------------                  ------------------
               NET
              ASSET                  NET REALIZED                                     TOTAL
              VALUE,       NET      AND UNREALIZED   TOTAL       NET                  FROM
            BEGINNING  INVESTMENT   GAIN (LOSS) ON   FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
            OF PERIOD INCOME (LOSS)  INVESTMENTS  OPERATIONS   INCOME      GAINS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

  FIDUCIARY SHARES
  2004+       $12.10    $ 0.171        $ 0.796     $ 0.967    $(0.167)   $    --     $(0.167)
  2003+        11.53      0.262          0.563       0.825     (0.255)        --      (0.255)
  2002+        14.03      0.296         (2.237)     (1.941)    (0.301)    (0.258)     (0.559)
  2001         15.74      0.331         (1.224)     (0.893)    (0.346)    (0.471)     (0.817)
  2000         17.21      0.431         (0.077)      0.354     (0.426)    (1.398)     (1.824)

  CLASS A SHARES
  2004+       $12.09    $ 0.138        $ 0.787     $ 0.925    $(0.135)   $    --     $(0.135)
  2003+        11.51      0.227          0.581       0.808     (0.228)        --      (0.228)
  2002+        14.01      0.262         (2.234)     (1.972)    (0.270)    (0.258)     (0.528)
  2001         15.73      0.290         (1.229)     (0.939)    (0.310)    (0.471)     (0.781)
  2000         17.20      0.391         (0.077)      0.314     (0.386)    (1.398)     (1.784)

  CLASS B SHARES
  2004+       $12.06    $ 0.054        $ 0.791     $ 0.845    $(0.055)   $    --     $(0.055)
  2003+        11.49      0.152          0.573       0.725     (0.155)        --      (0.155)
  2002+        13.99      0.177         (2.229)     (2.052)    (0.190)    (0.258)     (0.448)
  2001         15.70      0.200         (1.222)     (1.022)    (0.217)    (0.471)     (0.688)
  2000         17.18      0.288         (0.086)      0.202     (0.284)    (1.398)     (1.682)

  CLASS C SHARES
  2004+       $12.06    $ 0.053        $ 0.789     $ 0.842    $(0.062)   $    --     $(0.062)
  2003+        11.49      0.154          0.571       0.725     (0.155)        --      (0.155)
  2002+        13.99      0.175         (2.224)     (2.049)    (0.193)    (0.258)     (0.451)
  2001         15.71      0.210         (1.238)     (1.028)    (0.221)    (0.471)     (0.692)
  2000 (1)     17.07      0.153          0.042       0.195     (0.157)    (1.398)     (1.555)

---------------------
SMALL CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2004+       $11.74    $(0.177)       $ 0.439     $ 0.262    $    --    $(0.192)    $(0.192)
  2003+ (2)    10.00     (0.034)         1.774       1.740         --         --          --

  CLASS A SHARES
  2004+       $11.74    $(0.209)       $ 0.441     $ 0.232    $    --    $(0.192)    $(0.192)
  2003+ (2)    10.00     (0.040)         1.780       1.740         --         --          --

  CLASS B SHARES
  2004+       $11.73    $(0.294)       $ 0.446     $ 0.152    $    --    $(0.192)    $(0.192)
  2003+ (2)    10.00     (0.056)         1.786       1.730         --         --          --

  CLASS C SHARES
  2004+       $11.73    $(0.292)       $ 0.444     $ 0.152    $    --    $(0.192)    $(0.192)
  2003+ (2)    10.00     (0.058)         1.788       1.730         --         --          --

                                                            RATIO
                                                         OF EXPENSES
                                                          TO AVERAGE    RATIO OF
                NET                   NET                  NET ASSETS      NET
               ASSET                ASSETS,     RATIO      EXCLUDING    INVESTMENT
              VALUE,                  END     OF EXPENSES  FEE WAIVERS  INCOME (LOSS) PORTFOLIO
                END       TOTAL    OF PERIOD  TO AVERAGE  AND REDUCTION  TO AVERAGE    TURNOVER
             OF PERIOD   RETURN**    (000)    NET ASSETS   OF EXPENSES   NET ASSETS      RATE
-----------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

  FIDUCIARY SHARES
  2004+       $12.90       8.01%    $118,555      0.94%       1.12%         1.32%         97%
  2003+        12.10       7.30      115,067      0.94        1.12          2.29          55
  2002+        11.53     (14.24)     180,217      0.93        1.10          2.27          12
  2001         14.03      (5.85)     321,263      0.92        1.10          2.24          11
  2000         15.74       2.28      401,742      0.92        1.09          2.65          25

  CLASS A SHARES
  2004+       $12.88       7.66%    $  7,172      1.19%       1.37%         1.07%         97%
  2003+        12.09       7.15        7,280      1.20        1.37          1.98          55
  2002+        11.51     (14.47)       7,222      1.18        1.35          2.02          12
  2001         14.01      (6.15)       9,106      1.17        1.35          1.99          11
  2000         15.73       2.03       10,588      1.17        1.34          2.39          25

  CLASS B SHARES
  2004+       $12.85       7.02%    $  4,364      1.84%       1.87%         0.42%         97%
  2003+        12.06       6.39        4,235      1.85        1.87          1.33          55
  2002+        11.49     (15.02)       4,295      1.83        1.85          1.37          12
  2001         13.99      (6.69)       5,218      1.82        1.85          1.34          11
  2000         15.70       1.33        4,681      1.82        1.84          1.72          25

  CLASS C SHARES
  2004+       $12.84       6.99%    $    327      1.84%       1.87%         0.42%         97%
  2003+        12.06       6.39          137      1.85        1.87          1.35          55
  2002+        11.49     (15.00)         151      1.83        1.85          1.36          12
  2001         13.99      (6.72)         103      1.82        1.85          1.33          11
  2000 (1)     15.71       1.29           46      1.82*       1.84*         1.39*         25

---------------------
SMALL CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2004+       $11.81       2.08%    $ 26,971      1.47%       1.66%        (1.35)%       125%
  2003+ (2)    11.74      17.40        7,238      1.49*       1.67*        (1.15)*        25

  CLASS A SHARES
  2004+       $11.78       1.82%    $  3,647      1.72%       1.91%        (1.60)%       125%
  2003+ (2)    11.74      17.40        4,097      1.75*       1.93*        (1.33)*        25

  CLASS B SHARES
  2004+       $11.69       1.13%    $    518      2.37%       2.41%        (2.25)%       125%
  2003+ (2)    11.73      17.30           90      2.40*       2.43*        (1.81)*        25

  CLASS C SHARES
  2004+       $11.69       1.13%    $    941      2.37%       2.41%        (2.25)%       125%
  2003+ (2)    11.73      17.30          456      2.40*       2.43*        (1.90)*        25



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

78                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


                                                                  DIVIDENDS AND
                        INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                       -----------------------                  ------------------
               NET
              ASSET                  NET REALIZED                                     TOTAL
              VALUE,       NET      AND UNREALIZED   TOTAL       NET                  FROM
            BEGINNING  INVESTMENT   GAIN (LOSS) ON   FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
            OF PERIOD INCOME (LOSS)  INVESTMENTS  OPERATIONS   INCOME      GAINS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2004+       $13.53    $ 0.037        $ 2.758     $ 2.795    $(0.072)   $(0.203)    $(0.275)
  2003+        11.25      0.074          2.227       2.301     (0.021)        --      (0.021)
  2002+        11.85      0.006         (0.022)     (0.016)        --     (0.584)     (0.584)
  2001         13.61      0.063         (0.536)     (0.473)    (0.047)    (1.240)     (1.287)
  2000         12.55      0.202          1.746       1.948     (0.251)++  (0.637)     (0.888)

  CLASS A SHARES
  2004+       $13.36    $(0.005)       $ 2.726     $ 2.721    $(0.058)   $(0.203)    $(0.261)
  2003+        11.13      0.047          2.194       2.241     (0.011)        --      (0.011)
  2002+        11.76     (0.023)        (0.023)     (0.046)        --     (0.584)     (0.584)
  2001         13.53      0.138         (0.645)     (0.507)    (0.023)    (1.240)     (1.263)
  2000         12.52      0.222          1.677       1.899     (0.252)++  (0.637)     (0.889)

  CLASS B SHARES
  2004+       $13.03    $(0.101)       $ 2.658     $ 2.557    $(0.024)   $(0.203)    $(0.227)
  2003+        10.93     (0.027)         2.127       2.100         --         --          --
  2002+        11.63     (0.095)        (0.021)     (0.116)        --     (0.584)     (0.584)
  2001         13.45      0.091         (0.671)     (0.580)        --     (1.240)     (1.240)
  2000         12.46      0.169          1.672       1.841     (0.214)++  (0.637)     (0.851)

  CLASS C SHARES
  2004+       $12.99    $(0.111)       $ 2.662     $ 2.551    $(0.028)   $(0.203)    $(0.231)
  2003+        10.90     (0.026)         2.116       2.090         --         --          --
  2002+        11.60     (0.087)        (0.029)     (0.116)        --     (0.584)     (0.584)
  2001         13.43      0.043         (0.625)     (0.582)    (0.008)    (1.240)     (1.248)
  2000 (1)     12.48      0.325          1.516       1.841     (0.254)++  (0.637)     (0.891)

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

  FIDUCIARY SHARES
  2004+       $10.35    $ 0.386        $(0.006)    $ 0.380    $(0.390)   $(0.020)    $(0.410)
  2003+        10.48      0.387         (0.119)      0.268     (0.386)    (0.012)     (0.398)
  2002+        10.32      0.402          0.192       0.594     (0.400)    (0.034)     (0.434)
  2001          9.97      0.429          0.345       0.774     (0.424)        --      (0.424)
  2000          9.96      0.441          0.008       0.449     (0.439)        --      (0.439)

  CLASS A SHARES
  2004+       $10.31    $ 0.358        $(0.004)    $ 0.354    $(0.364)   $(0.020)    $(0.384)
  2003+        10.44      0.371         (0.118)      0.253     (0.371)    (0.012)     (0.383)
  2002+        10.28      0.401          0.193       0.594     (0.400)    (0.034)     (0.434)
  2001          9.94      0.422          0.342       0.764     (0.424)        --      (0.424)
  2000          9.93      0.426          0.023       0.449     (0.439)        --      (0.439)

  CLASS B SHARES
  2004+       $10.31    $ 0.280        $(0.004)    $ 0.276    $(0.286)   $(0.020)    $(0.306)
  2003+        10.44      0.280         (0.113)      0.167     (0.285)    (0.012)     (0.297)
  2002+        10.29      0.297          0.192       0.489     (0.305)    (0.034)     (0.339)
  2001          9.95      0.338          0.335       0.673     (0.333)        --      (0.333)
  2000 (1)      9.84      0.225          0.128       0.353     (0.243)        --      (0.243)

  CLASS C SHARES
  2004+ (3)   $10.50    $ 0.209        $(0.201)    $ 0.008    $(0.218)   $(0.020)    $(0.238)

                                                            RATIO
                                                         OF EXPENSES
                                                          TO AVERAGE    RATIO OF
                NET                   NET                  NET ASSETS      NET
               ASSET                ASSETS,     RATIO      EXCLUDING    INVESTMENT
              VALUE,                  END     OF EXPENSES  FEE WAIVERS  INCOME (LOSS) PORTFOLIO
                END       TOTAL    OF PERIOD  TO AVERAGE  AND REDUCTION  TO AVERAGE    TURNOVER
             OF PERIOD   RETURN**    (000)    NET ASSETS   OF EXPENSES   NET ASSETS      RATE
-----------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2004+       $16.05      20.72%    $101,687      1.32%       1.50%         0.23%         20%
  2003+        13.53      20.49       79,222      1.25        1.43          0.64          24
  2002+        11.25       0.10       63,399      1.35        1.52          0.05          99
  2001         11.85      (2.80)      78,869      1.44        1.55          0.27         215
  2000         13.61      16.43      134,616      1.34        1.51          0.69          57

  CLASS A SHARES
  2004+       $15.82      20.43%    $ 36,155      1.57%       1.75%        (0.02)%        20%
  2003+        13.36      20.16       23,436      1.48        1.66          0.41          24
  2002+        11.13      (0.16)      15,708      1.60        1.77         (0.19)         99
  2001         11.76      (3.10)       9,496      1.69        1.80         (0.06)        215
  2000         13.53      16.06        8,280      1.55        1.71          0.53          57

  CLASS B SHARES
  2004+       $15.36      19.68%    $ 14,079      2.22%       2.25%        (0.67)%        20%
  2003+        13.03      19.21       11,367      2.15        2.18         (0.24)         24
  2002+        10.93      (0.79)       9,047      2.25        2.27         (0.82)         99
  2001         11.63      (3.71)       6,081      2.29        2.31         (0.55)        215
  2000         13.45      15.63        4,477      2.22        2.24         (0.15)         57

  CLASS C SHARES
  2004+       $15.31      19.70%    $ 11,926      2.26%       2.30%        (0.73)%        20%
  2003+        12.99      19.17        3,473      2.13        2.16         (0.23)         24
  2002+        10.90      (0.79)       2,007      2.25        2.23         (0.76)         99
  2001         11.60      (3.71)         671      2.29        2.31         (0.66)        215
  2000 (1)     13.43      15.64          362      2.22*       2.24*         0.07*         57

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

  FIDUCIARY SHARES
  2004+       $10.32       3.68%    $120,494      0.50%       1.02%         3.68%          1%
  2003+        10.35       2.55      139,051      0.49        1.02          3.65           3
  2002+        10.48       5.89      123,702      0.47        0.99          3.88           2
  2001         10.32       7.92      123,568      0.46        0.97          4.20          12
  2000          9.97       4.68      139,098      0.44        1.01          4.45          10

  CLASS A SHARES
  2004+       $10.28       3.44%    $ 62,762      0.75%       1.27%         3.43%          1%
  2003+        10.31       2.41       91,632      0.64        1.27          3.51           3
  2002+        10.44       5.91       99,166      0.47        1.25          3.88           2
  2001         10.28       7.85       68,797      0.46        1.22          4.20          12
  2000          9.94       4.69       31,261      0.44        1.26          4.46          10

  CLASS B SHARES
  2004+       $10.28       2.67%    $  7,448      1.50%       1.77%         2.68%          1%
  2003+        10.31       1.58        9,652      1.49        1.77          2.65           3
  2002+        10.44       4.84        7,419      1.47        1.76          2.88           2
  2001         10.29       6.87        3,349      1.46        1.73          3.20          12
  2000 (1)      9.95       3.65          425      1.44*       1.76*         3.50*         10

  CLASS C SHARES
  2004+ (3)   $10.27       0.07%    $    548      1.25%*      1.53%*        3.00%*        1%

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * ANNUALIZED.
 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE
    PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ INCLUDES A $0.037 DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME.
(1) COMMENCED OPERATIONS ON NOVEMBER 30, 1999.
(2) COMMENCED OPERATIONS ON APRIL 28, 2003.
(3) COMMENCED OPERATIONS ON NOVEMBER 28, 2003.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           79

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                                  DIVIDENDS AND
                        INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                       -----------------------                  ------------------
               NET
              ASSET                  NET REALIZED                                     TOTAL
              VALUE,       NET      AND UNREALIZED   TOTAL       NET                  FROM
            BEGINNING  INVESTMENT   GAIN (LOSS) ON   FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
            OF PERIOD    INCOME      INVESTMENTS  OPERATIONS   INCOME      GAINS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

  FIDUCIARY SHARES
  2004+       $11.61    $0.474         $(0.106)    $0.368     $(0.457)   $(0.001)    $(0.458)
  2003+ (2)    11.56     0.357           0.040      0.397      (0.347)        --      (0.347)

  CLASS A SHARES
  2004+       $11.61    $0.444         $(0.104)    $0.340     $(0.429)   $(0.001)    $(0.430)
  2003+ (2)    11.56     0.334           0.037      0.371      (0.321)        --      (0.321)

  CLASS C SHARES
  2004+ (4)   $11.78    $0.343         $(0.315)    $0.028     $(0.267)   $(0.001)    $(0.268)

---------
BOND FUND
---------

  FIDUCIARY SHARES
  2004+       $10.80    $0.492         $ 0.009     $0.501     $(0.511)   $    --     $(0.511)
  2003+        10.68     0.566           0.124      0.690      (0.570)        --      (0.570)
  2002+        10.88     0.638          (0.204)     0.434      (0.634)        --      (0.634)
  2001         10.25     0.641           0.629      1.270      (0.640)        --      (0.640)
  2000         10.39     0.625          (0.139)     0.486      (0.626)        --      (0.626)

  CLASS A SHARES
  2004+       $10.68    $0.459         $ 0.015     $0.474     $(0.484)   $    --     $(0.484)
  2003+        10.57     0.541           0.122      0.663      (0.553)        --      (0.553)
  2002+        10.78     0.626          (0.202)     0.424      (0.634)        --      (0.634)
  2001         10.16     0.639           0.621      1.260      (0.640)        --      (0.640)
  2000         10.30     0.630          (0.144)     0.486      (0.626)        --      (0.626)

  CLASS B SHARES
  2004+       $10.65    $0.379         $ 0.015     $0.394     $(0.404)   $    --     $(0.404)
  2003+        10.54     0.449           0.127      0.576      (0.466)        --      (0.466)
  2002+        10.76     0.528          (0.209)     0.319      (0.539)        --      (0.539)
  2001 (1)     10.39     0.361           0.389      0.750      (0.380)        --      (0.380)

  CLASS C SHARES
  2004+ (4)   $10.80    $0.288         $(0.158)    $0.130     $(0.310)   $    --     $(0.310)

                                                            RATIO
                                                         OF EXPENSES
                                                          TO AVERAGE    RATIO OF
                NET                   NET                  NET ASSETS      NET
               ASSET                ASSETS,     RATIO      EXCLUDING    INVESTMENT
              VALUE,                  END     OF EXPENSES  FEE WAIVERS    INCOME        PORTFOLIO
                END       TOTAL    OF PERIOD  TO AVERAGE  AND REDUCTION  TO AVERAGE     TURNOVER
             OF PERIOD   RETURN**    (000)    NET ASSETS   OF EXPENSES   NET ASSETS       RATE
--------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

  FIDUCIARY SHARES
  2004+       $11.52       3.18%    $ 97,721      0.28%       1.02%         4.04%          2%
  2003+ (2)    11.61       3.42       72,718      0.28*       1.01*         3.85*          4

  CLASS A SHARES
  2004+       $11.52       2.93%    $  4,698      0.53%       1.27%         3.79%          2%
  2003+ (2)    11.61       3.20        2,674      0.53*       1.26*         3.59*          4

  CLASS C SHARES
  2004+ (4)   $11.54       0.23%    $     --++    0.67%*      0.67%*        4.30%*         2%

---------
BOND FUND
---------

  FIDUCIARY SHARES
  2004+       $10.79       4.68%    $451,384      0.75%       1.01%         4.49%         45%
  2003+        10.80       6.51      505,755      0.74        0.99          5.15          58
  2002+        10.68       4.09      485,274      0.75        1.00          5.89          18
  2001         10.88      12.73      533,310      0.75        0.98          6.05          19
  2000         10.25       4.86      342,388      0.75        1.01          6.06          27

  CLASS A SHARES
  2004+       $10.67       4.47%    $ 47,039      1.00%       1.26%         4.24%         45%
  2003+        10.68       6.32       56,529      0.91        1.24          4.98          58
  2002+        10.57       4.03       52,683      0.75        1.25          5.86          18
  2001         10.78      12.75       15,316      0.75        1.23          5.98          19
  2000         10.16       4.90        6,183      0.75        1.26          6.11          27

  CLASS B SHARES
  2004+       $10.64       3.71%    $  9,603      1.73%       1.76%         3.51%         45%
  2003+        10.65       5.49       12,157      1.72        1.74          4.14          58
  2002+        10.54       3.03        8,209      1.73        1.75          4.95          18
  2001 (1)     10.76       7.32        2,278      1.73*       1.75*         4.29*         19

  CLASS C SHARES
  2004+ (4)   $10.62       1.21%    $     13      1.53%*      1.58%*        3.99%*        45%



        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

80                               1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


                                                                  DIVIDENDS AND
                        INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                        ---------------------                  -------------------
               NET
              ASSET                  NET REALIZED                                     TOTAL
              VALUE,       NET      AND UNREALIZED   TOTAL       NET                  FROM
            BEGINNING  INVESTMENT      GAIN ON       FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
            OF PERIOD    INCOME      INVESTMENTS  OPERATIONS   INCOME      GAINS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

  FIDUCIARY SHARES
  2004+       $1.00     $0.005         $  --       $0.005     $(0.005)     $  --     $(0.005)
  2003+        1.00      0.009            --        0.009      (0.009)        --      (0.009)
  2002+        1.00      0.019            --        0.019      (0.019)        --      (0.019)
  2001         1.00      0.050            --        0.050      (0.050)        --      (0.050)
  2000         1.00      0.049            --        0.049      (0.049)        --      (0.049)

  CLASS A SHARES
  2004+       $1.00     $0.002         $  --       $0.002     $(0.002)     $  --     $(0.002)
  2003+        1.00      0.006            --        0.006      (0.006)        --      (0.006)
  2002+        1.00      0.017            --        0.017      (0.017)        --      (0.017)
  2001         1.00      0.047            --        0.047      (0.047)        --      (0.047)
  2000         1.00      0.047            --        0.047      (0.047)        --      (0.047)

  CLASS S SHARES
  2004+       $1.00     $0.001         $  --       $0.001     $(0.001)     $  --     $(0.001)
  2003+        1.00      0.004            --        0.004      (0.004)        --      (0.004)
  2002+        1.00      0.014            --        0.014      (0.014)        --      (0.014)
  2001         1.00      0.044            --        0.044      (0.044)        --      (0.044)
  2000 (3)     1.00      0.037            --        0.037      (0.037)        --      (0.037)

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

  FIDUCIARY SHARES
  2004+       $1.00     $0.006         $  --       $0.006     $(0.006)     $  --     $(0.006)
  2003+        1.00      0.009            --        0.009      (0.009)        --      (0.009)
  2002+        1.00      0.019            --        0.019      (0.019)        --      (0.019)
  2001         1.00      0.051            --        0.051      (0.051)        --      (0.051)
  2000         1.00      0.053            --        0.053      (0.053)        --      (0.053)

  CLASS A SHARES
  2004+       $1.00     $0.003         $  --       $0.003     $(0.003)     $  --     $(0.003)
  2003+        1.00      0.007            --        0.007      (0.007)        --      (0.007)
  2002+        1.00      0.017            --        0.017      (0.017)        --      (0.017)
  2001         1.00      0.049            --        0.049      (0.049)        --      (0.049)
  2000         1.00      0.050            --        0.050      (0.050)        --      (0.050)

  CLASS B SHARES
  2004+       $1.00     $0.001         $  --       $0.001     $(0.001)     $  --     $(0.001)
  2003+        1.00      0.001            --        0.001      (0.001)        --      (0.001)
  2002+        1.00      0.009            --        0.009      (0.009)        --      (0.009)
  2001         1.00      0.041            --        0.041      (0.041)        --      (0.041)
  2000         1.00      0.043            --        0.043      (0.043)        --      (0.043)

  CLASS S SHARES
  2004+       $1.00     $0.001         $  --       $0.001     $(0.001)     $  --     $(0.001)
  2003+        1.00      0.004            --        0.004      (0.004)        --      (0.004)
  2002+        1.00      0.014            --        0.014      (0.014)        --      (0.014)
  2001         1.00      0.046            --        0.046      (0.046)        --      (0.046)
  2000 (3)     1.00      0.040            --        0.040      (0.040)        --      (0.040)

                                                            RATIO
                                                         OF EXPENSES
                                                          TO AVERAGE    RATIO OF
                NET                   NET                  NET ASSETS      NET
               ASSET                ASSETS,     RATIO      EXCLUDING    INVESTMENT
              VALUE,                  END     OF EXPENSES  FEE WAIVERS    INCOME
                END       TOTAL    OF PERIOD  TO AVERAGE  AND REDUCTION  TO AVERAGE
             OF PERIOD   RETURN**    (000)    NET ASSETS   OF EXPENSES   NET ASSETS
------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

  FIDUCIARY SHARES
  2004+       $1.00       0.50%     $415,385      0.52%       0.81%         0.47%
  2003+        1.00       0.89       528,462      0.53        0.80          0.88
  2002+        1.00       1.92       485,283      0.49        0.80          1.89
  2001         1.00       5.09       366,161      0.47        0.79          4.94
  2000         1.00       5.05       380,496      0.47        0.79          4.95

  CLASS A SHARES
  2004+       $1.00       0.25%     $164,225      0.77%       1.06%         0.22%
  2003+        1.00       0.64       186,891      0.78        1.05          0.65
  2002+        1.00       1.67       226,456      0.74        1.05          1.69
  2001         1.00       4.83       252,535      0.72        1.04          4.70
  2000         1.00       4.79       275,433      0.72        1.04          4.49

  CLASS S SHARES
  2004+       $1.00       0.08%     $265,195      0.94%       1.11%         0.05%
  2003+        1.00       0.36       383,537      1.06        1.10          0.40
  2002+        1.00       1.36       639,187      1.04        1.09          1.37
  2001         1.00       4.52       810,796      1.02        1.09          4.42
  2000 (3)     1.00       3.81       693,771      1.02*       1.09*         4.55*

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

  FIDUCIARY SHARES
  2004+       $1.00       0.57%     $386,661      0.53%       0.82%         0.57%
  2003+        1.00       0.92       570,998      0.53        0.80          0.91
  2002+        1.00       1.93       575,014      0.52        0.80          1.89
  2001         1.00       5.24       403,244      0.52        0.80          4.99
  2000         1.00       5.38       329,922      0.52        0.79          5.22

  CLASS A SHARES
  2004+       $1.00       0.32%     $ 42,134      0.78%       1.07%         0.32%
  2003+        1.00       0.67        34,513      0.78        1.05          0.68
  2002+        1.00       1.67        43,701      0.77        1.05          1.68
  2001         1.00       4.97        47,058      0.77        1.05          4.79
  2000         1.00       5.12        48,138      0.77        1.04          4.74

  CLASS B SHARES
  2004+       $1.00       0.05%     $  1,684      1.05%       1.57%         0.05%
  2003+        1.00       0.12         2,255      1.32        1.55          0.11
  2002+        1.00       0.92         2,020      1.52        1.55          0.84
  2001         1.00       4.20           963      1.52        1.55          3.72
  2000         1.00       4.34           391      1.52        1.54          4.31

  CLASS S SHARES
  2004+       $1.00       0.06%     $ 32,923      1.04%       1.12%         0.06%
  2003+        1.00       0.38        61,240      1.07        1.10          0.42
  2002+        1.00       1.37       101,192      1.07        1.09          1.44
  2001         1.00       4.66       161,498      1.07        1.10          4.54
  2000 (3)     1.00       4.09       120,125      1.07*       1.09*         4.85*

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * ANNUALIZED.
 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE
    PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ AMOUNT REPRESENTS LESS THAN $1,000.
(1) COMMENCED OPERATIONS ON NOVEMBER 30, 2000.
(2) COMMENCED OPERATIONS ON OCTOBER 18, 2002.
(3) COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.
(4) COMMENCED OPERATIONS ON NOVEMBER 28, 2003.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           81

--------------------------------------------------------------------------------

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                                  DIVIDENDS AND
                        INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                        ---------------------                  -------------------
               NET
              ASSET                  NET REALIZED                                     TOTAL
              VALUE,       NET      AND UNREALIZED   TOTAL       NET                  FROM
            BEGINNING  INVESTMENT      GAIN ON       FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
            OF PERIOD    INCOME      INVESTMENTS  OPERATIONS   INCOME      GAINS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

  FIDUCIARY SHARES
  2004+       $1.00     $0.006         $  --       $0.006     $(0.006)     $  --     $(0.006)
  2003+        1.00      0.010            --        0.010      (0.010)        --      (0.010)
  2002+        1.00      0.021            --        0.021      (0.021)        --      (0.021)
  2001         1.00      0.053            --        0.053      (0.053)        --      (0.053)
  2000         1.00      0.054            --        0.054      (0.054)        --      (0.054)

  CLASS A SHARES
  2004+       $1.00     $0.004         $  --       $0.004     $(0.004)     $  --     $(0.004)
  2003+        1.00      0.007            --        0.007      (0.007)        --      (0.007)
  2002+        1.00      0.018            --        0.018      (0.018)        --      (0.018)
  2001         1.00      0.051            --        0.051      (0.051)        --      (0.051)
  2000         1.00      0.051            --        0.051      (0.051)        --      (0.051)

  CLASS S SHARES
  2004+       $1.00     $0.001         $  --       $0.001     $(0.001)     $  --     $(0.001)
  2003+        1.00      0.004            --        0.004      (0.004)        --      (0.004)
  2002+        1.00      0.015            --        0.015      (0.015)        --      (0.015)
  2001         1.00      0.048            --        0.048      (0.048)        --      (0.048)
  2000 (1)     1.00      0.041            --        0.041      (0.041)        --      (0.041)

-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

  FIDUCIARY SHARES
  2004+       $1.00     $0.006         $  --       $0.006     $(0.006)     $  --     $(0.006)
  2003+        1.00      0.008            --        0.008      (0.008)        --      (0.008)
  2002+        1.00      0.013            --        0.013      (0.013)        --      (0.013)
  2001         1.00      0.029            --        0.029      (0.029)        --      (0.029)
  2000         1.00      0.030            --        0.030      (0.030)        --      (0.030)

  CLASS A SHARES
  2004+       $1.00     $0.003         $  --       $0.003     $(0.003)     $  --     $(0.003)
  2003+        1.00      0.006            --        0.006      (0.006)        --      (0.006)
  2002+        1.00      0.010            --        0.010      (0.010)        --      (0.010)
  2001         1.00      0.027            --        0.027      (0.027)        --      (0.027)
  2000         1.00      0.027            --        0.027      (0.027)        --      (0.027)

  CLASS S SHARES
  2004+       $1.00     $0.001         $  --       $0.001     $(0.001)     $  --     $(0.001)
  2003+        1.00      0.003            --        0.003      (0.003)        --      (0.003)
  2002+        1.00      0.007            --        0.007      (0.007)        --      (0.007)
  2001         1.00      0.024            --        0.024      (0.024)        --      (0.024)
  2000 (1)     1.00      0.021            --        0.021      (0.021)        --      (0.021)

                                                            RATIO
                                                         OF EXPENSES
                                                          TO AVERAGE    RATIO OF
                NET                   NET                  NET ASSETS      NET
               ASSET                ASSETS,     RATIO      EXCLUDING    INVESTMENT
              VALUE,                  END     OF EXPENSES  FEE WAIVERS    INCOME
                END       TOTAL    OF PERIOD  TO AVERAGE  AND REDUCTION  TO AVERAGE
             OF PERIOD   RETURN**    (000)    NET ASSETS   OF EXPENSES   NET ASSETS
------------------------------------------------------------------------------------
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

  FIDUCIARY SHARES
  2004+       $1.00       0.64%     $2,039,495    0.52%       0.81%         0.63%
  2003+        1.00       1.00       1,880,002    0.53        0.80          1.01
  2002+        1.00       2.08       2,135,421    0.52        0.80          2.07
  2001         1.00       5.45       2,058,393    0.52        0.80          5.26
  2000         1.00       5.51       1,728,388    0.52        0.79          5.39

  CLASS A SHARES
  2004+       $1.00       0.39%     $  543,320    0.77%       1.06%         0.38%
  2003+        1.00       0.75         634,443    0.78        1.05          0.76
  2002+        1.00       1.83         724,983    0.77        1.05          1.85
  2001         1.00       5.19         863,773    0.77        1.05          4.98
  2000         1.00       5.24         626,011    0.77        1.04          4.92

  CLASS S SHARES
  2004+       $1.00       0.09%     $  750,722    1.07%       1.11%         0.08%
  2003+        1.00       0.45         985,564    1.08        1.10          0.47
  2002+        1.00       1.52       1,337,571    1.07        1.10          1.55
  2001         1.00       4.88       1,584,325    1.07        1.10          4.78
  2000 (1)     1.00       4.21       1,575,659    1.07*       1.09*         5.02*

-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

  FIDUCIARY SHARES
  2004+       $1.00       0.58%     $  205,576    0.42%       0.81%         0.57%
  2003+        1.00       0.81         253,367    0.42        0.79          0.80
  2002+        1.00       1.27         275,530    0.42        0.79          1.28
  2001         1.00       2.95         313,573    0.42        0.80          2.89
  2000         1.00       3.00         269,121    0.40        0.79          2.96

  CLASS A SHARES
  2004+       $1.00       0.33%     $  274,403    0.67%       1.06%         0.32%
  2003+        1.00       0.56         271,089    0.67        1.04          0.55
  2002+        1.00       1.02         244,693    0.67        1.04          1.01
  2001         1.00       2.70         257,735    0.67        1.05          2.65
  2000         1.00       2.74         206,252    0.65        1.04          2.61

  CLASS S SHARES
  2004+       $1.00       0.07%     $   33,091    0.92%       1.11%         0.07%
  2003+        1.00       0.29          43,870    0.94        1.09          0.29
  2002+        1.00       0.72          65,360    0.97        1.09          0.75
  2001         1.00       2.39         122,194    0.97        1.10          2.38
  2000 (1)     1.00       2.09          88,098    0.96*       1.09*         2.48*

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * ANNUALIZED.
 ** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1) COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

82                                     1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]


NOTES TO FINANCIAL STATEMENTS
JULY 31, 2004

1. ORGANIZATION

HighMark Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company with eighteen funds: the Large Cap Growth Fund, the Value Momentum Fund, the Large Cap Value Fund, the Core Equity Fund, the Balanced Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Bond Fund, (collectively the "Non-Money Market Funds") and the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund and the California Tax-Free Money Market Fund (collectively the "Money Market Funds") (the Non-Money Market Funds and Money Market Funds are collectively the "Funds" and each is a "Fund"). The Short Term Bond Fund, the Income Plus Allocation Fund, the Growth and Income Allocation Fund and the Capital Growth Allocation Fund are not yet operational. However, the Funds' Board of Trustees (the "Board") has approved the filing of registration statements with the Securities and Exchange Commission (the "SEC") to open these funds and the anticipated operational date is before the end of 2004. Pursuant to HighMark's multiclass plan, the Funds are registered to offer six classes of shares, Class A, Class B and Class C shares (collectively called the "Retail Shares"), Fiduciary Shares, Class I Shares and Class S Shares. Class I Shares are not currently being offered. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

On January 31, 2004, the Class B Shares of the HighMark Funds were closed to purchases by new and existing investors. Existing investors, however, may still exchange Shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from estimates.

SECURITY VALUATION -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available," of which there were none as of July 31, 2004, are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.



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[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2004

The closing prices of securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser"), a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, SEI Investments Global Funds Services (the "Administrator") monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser or sub-adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation."

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In order to produce incremental earnings and protect gains, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that the Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments. The risk in purchasing options is limited to the premium paid.

The Fund realizes a gain upon the expiration of a written call option. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased put option is closed prior to expiration by being exercised, the cost of investments sold is increased by the amount of original premium paid.

The Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation when the underlying securities market price falls (in case of a purchased put) to the extent sufficient to cover the option premium and transaction costs (see note
8).

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses, realized/unrealized gains and losses and redemption fees are allocated to the respective classes on the basis of the relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Non-Money Market Funds, except the Small Cap Value Fund, declare and make dividend distributions from net investment income monthly. The Small Cap Value Fund declares and makes dividend distributions from net investment income periodically. Any net realized capital gains will be distributed at least annually by all Funds.



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REDEMPTION FEES -- The Large Cap Growth Fund imposes a 2.00% redemption fee on the value of Class A shares redeemed less than thirty days from the date of purchase. The redemption fee will not apply to shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans or shares redeemed through designated systematic withdrawal plans. The redemption fee is recorded as an increase to paid-in-capital. The Large Cap Growth Fund imposed redemption fees of $674,848 for the year ended July 31, 2004.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Advisory Agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, that is calculated daily and paid monthly, based on the average daily net assets of each Fund, at an annual rate of 0.60% for the Large Cap Growth Fund, the Value Momentum Fund, the Large Cap Value Fund, the Core Equity Fund, and the Balanced Fund; 1.15% for the Small Cap Growth Fund; 1.00% for the Small Cap Value Fund; 0.50% for the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, and the Bond Fund; and 0.30% for the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund, and the California Tax-Free Money Market Fund. The Adviser has contractually agreed to reduce its fees throughout the year ended July 31, 2004 and for the period ending November 29, 2004, and to the extent necessary, reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                                             FIDUCIARY     CLASS A     CLASS B
                                              SHARES       SHARES      SHARES
                                            -----------   ----------  ---------
Large Cap Growth ........................      0.97%         1.22%       n/a
Value Momentum ..........................      0.97          1.22        n/a
Large Cap Value .........................      0.95          1.20        n/a
Core Equity .............................      0.95          1.20        n/a
Balanced ................................      0.97          1.22        n/a
Small Cap Growth ........................      1.52          1.77        n/a
Small Cap Value .........................      1.37          1.62        n/a
California Intermediate
   Tax-Free Bond ........................      0.52          0.77       1.52%
National Intermediate
   Tax-Free Bond ........................      0.30          0.55        n/a
Bond ....................................      0.77          1.02        n/a
100% U.S. Treasury Money Market .........      0.55          0.80        n/a
U.S. Government Money Market ............      0.55          0.80        n/a
Diversified Money Market ................      0.55          0.80        n/a
California Tax-Free Money Market ........      0.54          0.79        n/a

Effective October 1, 2001, the Adviser and Waddell & Reed Investment Management Company ("Waddell & Reed") entered into an investment sub-advisory agreement relating to the Large Cap Growth Fund. Waddell & Reed is entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Growth Fund. Waddell & Reed is paid by the Adviser.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $50 million, 0.55% of the average daily net assets on the next $50 million and 0.50% on the average daily net assets over $100 million of the Small Cap Value Fund. LSV is paid by the Adviser.

Effective March 31, 2003, the Adviser and Aronson+Johnson+Ortiz, L.P. ("AJO") entered into an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO is entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Value Fund. AJO is paid by the Adviser.

Effective April 29, 2003, the Adviser and Chartwell Investment Partners L.P. ("Chartwell") entered into an investment sub-advisory agreement relating to the Small Cap Growth Fund. Chartwell is entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $100 million and 0.60% on the average daily net assets over $100 million of the Small Cap Growth Fund. Chartwell is paid by the Adviser.

The Administrator and HighMark are parties to an Administration Agreement (the "Agreement") dated February 15, 1997, under which the Administrator provides the Funds with management and administrative services for an annual fee of 0.20% of the average daily net assets of each of the Funds. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. For the year ended July 31, 2004, the Administrator voluntarily waived 0.025% of its fee for all the Funds.

The Administrator has agreed to absorb certain transfer agency related and legal expenses on behalf of the Funds. For any new Funds or classes of shares which commence operations after September 17, 2003, such new Funds or classes of shares will be charged all transfer agency related expenses. These expenses are reflected on the statements of operations as "Reduction of Expenses".

Certain officers of HighMark are also officers of the Adviser, the Administrator, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by HighMark for serving as officers of HighMark.



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[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2004

The independent Trustees of HighMark receive quarterly retainer fees and fees and expenses for each meeting of the Board attended. Compensation of independent Trustees is paid by the Funds.

Pursuant to a separate agreement with the Administrator, the Adviser performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.10% of the average daily net assets of the Funds. For the year ended July 31, 2004, the Adviser received sub-administration fees in the amount of $5,699,551.

State Street Bank and Trust Company ("State Street") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for HighMark. State Street has sub-contracted such services to its affiliate, Boston Financial Data Services.

The Distributor and HighMark are parties to a distribution agreement dated February 15, 1997. No compensation is paid to the Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees. The Distributor, as compensation for its services under the Plans, receives a distribution fee, computed daily and payable monthly, at the annual rate of 0.25% of the average daily net assets attributable to each Fund's Class A Shares, 0.75% of the average daily net assets attributable to each Fund's Class B Shares, 1.00% of the average daily net assets attributable to each Fund's Class C Shares (0.75% of the average daily net assets of the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, and the Bond Fund) and 0.55% of the average daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. The Distributor has voluntarily agreed to waive up to 0.55% for the Class S shares of the 100% U.S. Treasury Money Market Fund, up to 0.75% for the Class B shares of the U.S. Government Money Market Fund, up to 0.55% for the Class S shares of the U.S. Government Money Market Fund, up to 0.55% for the Class S shares of the Diversified Money Market Fund, and up to 0.55% of the Class S shares of the California Tax-Free Money Market Fund beginning April 17, 2003, November 8, 2002, June 20, 2003, July 2, 2003, and December 6, 2002, respectively. Each waiver is voluntary and may be terminated at any time. Prior to January 1, 2003 and December 1, 2002, the California Intermediate Tax-Free Bond Fund and Bond Fund waived all Class A distribution fees, respectively.

HighMark has also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Class A, Class B or Fiduciary Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds listed below. The service providers voluntarily agreed to waive a portion of their fees for all Funds for the year ended July 31, 2004. Any such waiver is voluntary and may be terminated at any time. For the fiscal year ended July 31, 2004, Union Bank of California, N.A. or its affiliates received shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $1,400,000.

The HighMark Large Cap Growth Fund failed to impose $674,248 in redemption fees at the time of the shareholders transactions. During the reporting period, the Fund's Administrator contributed the full amount of the uncollected redemption fees to the Fund. Additionally, the Adviser has made a contribution of $99,244 to the Fund to account for potential lost performance while the redemption fees were uncollected. The Fund has taken steps to reimburse shareholders that received materially understated redemption proceeds as a result of the failure to impose the redemption fee.



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The following fees were payable as of July 31, 2004:

                          INVESTMENT  ADMINIS-  SHAREHOLDER
                            ADVISER   TRATIVE    SERVICING   CUSTODIAN  TRUSTEES
                          ----------  --------  -----------  ---------  --------
Large Cap Growth ........  $ 88,574   $ 25,834    $15,946     $ 1,479    $ 1,846
Value Momentum ..........   219,049     63,892     37,618       3,657      4,423
Large Cap Value .........    63,566     18,543     10,901       1,060      1,255
Core Equity .............    61,674     17,992     10,666       1,030        456
Balanced ................    66,478     19,397     11,620       1,112      1,338
Small Cap Growth ........    31,920      4,902      2,757         280        358
Small Cap Value .........   140,107     24,504     14,773       1,229      1,723
California Intermediate
   Tax-Free Bond ........    48,435     28,549      1,576       1,635      1,943
National Intermediate
   Tax-Free Bond ........     1,648     15,825         --         904      1,052
Bond ....................   217,396     76,182     10,517       4,162      5,179
100% U.S. Treasury
   Money Market .........   236,311    137,819         --       7,886      9,890
U.S. Government
   Money Market .........   104,003     68,939        358       3,951      5,311
Diversified Money
   Market ...............   862,317    503,156         --      28,814     37,165
California Tax-Free
   Money Market .........    90,249     79,039         --       5,525      5,402

HighMark has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services the Distributor received $18,806 for the year ended July 31, 2004. Such amount is included as a reduction of interest income on the statements of operations. Effective October 24, 2003, this agreement was discontinued.

A sales charge is imposed on purchases of Class A Shares and Class C Shares at the following rates:
                                              CLASS A      CLASS C
                                              SHARES       SHARES
                                            -----------  -----------
Large Cap Growth ..........................    5.50%        1.00%
Value Momentum ............................    5.50         1.00
Large Cap Value ...........................    5.50         1.00
Core Equity ...............................    5.50         1.00
Balanced ..................................    5.50         1.00
Small Cap Growth ..........................    5.50         1.00
Small Cap Value ...........................    5.50         1.00
California Intermediate Tax-Free Bond .....    2.25          n/a
National Intermediate Tax-Free Bond .......    2.25          n/a
Bond ......................................    3.25          n/a

Effective February 25, 2004 the sales charge on Class C Shares of the Large Cap Growth, Value Momentum, Large Cap Value, Core Equity, Balanced, Small Cap Growth and Small Cap Value Funds was discontinued.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

         YEARS SINCE              CONTINGENT DEFERRED
        PURCHASE MADE                SALES CHARGE
        ---------------------------------------------
            First .....................   5%
            Second ....................   4%
            Third .....................   3%
            Fourth ....................   3%
            Fifth .....................   2%
            Sixth .....................   1%
            Seventh and Following .....  None

A contingent deferred sales charge (CDSC) of 1% is imposed when Class C Shares are sold within the first year of purchase.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.01% of each Fund's average daily net assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Non-Money Market Funds, excluding short-term investments and U.S. government securities, for the year ended July 31, 2004 are as follows:
                                                         INVESTMENT SECURITIES
                                                        -----------------------
                                                        PURCHASES       SALES
                                                          (000)         (000)
                                                        ---------     ---------
Large Cap Growth .....................................  $ 176,884     $ 209,420
Value Momentum .......................................     79,904        95,627
Large Cap Value ......................................    105,538        97,830
Core Equity ..........................................    147,581       166,577
Balanced .............................................    115,188       127,962
Small Cap Growth .....................................     56,349        35,195
Small Cap Value ......................................     50,407        29,141
California Intermediate Tax-Free Bond ................      2,054        52,312
National Intermediate Tax-Free Bond ..................      2,198        16,877
Bond .................................................     25,145        64,014

The purchases and sales (including maturities) of U.S. government securities by the Non-Money Market Funds for the year ended July 31, 2004 are as follows:

                                                        PURCHASES       SALES
                                                          (000)         (000)
                                                        ---------     ---------
Balanced .............................................  $   5,107     $   7,496
Bond .................................................    216,641       247,668



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[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2004


5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Certain Funds may be subject to taxes imposed by countries in which it invests with respect to investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. These Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:
                                   ACCUMULATED   UNDISTRIBUTED    UNDISTRIBUTED
                                    PAID-IN-     NET REALIZED    NET INVESTMENT
                                    CAPITAL          GAIN            INCOME
                                     (000)           (000)            (000)
                                   -----------   -------------   --------------
Large Cap Growth ...............     $(465)          $  --           $  465
Value Momentum .................        --             (25)              25
Balanced .......................        --              (2)               2
Small Cap Growth ...............        --            (428)             428
Small Cap Value ................        --            (204)             204
National Intermediate Tax
  Free Bond ....................        --             (38)              38
Bond ...........................      (800)           (208)           1,008
100% U.S. Treasury
  Money Market .................        (1)             --                1
California Tax-Free
  Money Market .................        (5)              3                2

These reclassifications have no effect on net assets or net asset value per share.

The tax character of dividends and distributions paid on a tax basis during the years ended July 31, 2004 and July 31, 2003 are as follows:
                   TAX-EXEMPT   ORDINARY     LONG-TERM      RETURN
                     INCOME      INCOME    CAPITAL GAIN   OF CAPITAL    TOTAL
                      (000)       (000)        (000)        (000)       (000)
                   ----------   --------   ------------   ----------   -------
Large Cap Growth
 2004 .............  $   --      $    --      $    --        $ --      $    --
 2003 .............      --           --           --         116          116
Value Momentum
 2004 .............      --        5,355       18,925          --       24,280
 2003 .............      --        5,208       17,129          --       22,337
Large Cap Value
 2004 .............      --        1,053           --          --        1,053
 2003 .............      --        1,109           --          --        1,109
Core Equity
 2004 .............      --          488           --          --          488
 2003 .............      --          991           --          --          991
Balanced
 2004 .............      --        1,681           --          --        1,681
 2003 .............      --        3,591           --          --        3,591
Small Cap Growth
 2004 .............      --          413           28          --          441
 2003 .............      --           --           --          --           --
Small Cap Value
 2004 .............      --          423        2,079          --        2,502
 2003 .............      --          144           --          --          144
California
  Intermediate
  Tax-Free Bond
 2004 .............   7,849           26          422          --        8,297
 2003 .............   8,510            1          270          --        8,781
National
  Intermediate
  Tax-Free Bond
 2004 .............   4,223           50           10          --        4,283
 2003 .............   2,210           --           --          --        2,210
Bond
 2004 .............      --       25,296           --          --       25,296
 2003 .............      --       29,606           --          --       29,606
100% U.S. Treasury
  Money Market
 2004 .............      --        3,051           --          --        3,051
 2003 .............      --        8,649           --          --        8,649
U.S. Government
  Money Market
 2004 .............      --        2,740           --          --        2,740
 2003 .............      --        5,391           --          --        5,391
Diversified Money
  Market
 2004 .............      --       15,271           --          --       15,271
 2003 .............      --       34,642           --          --       34,642
California Tax-Free
  Money Market
 2004 .............   2,116           --           --          --        2,116
 2003 .............   4,194           --           --          --        4,194



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As of July 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

                               UNDISTRIBUTED        UNDISTRIBUTED         UNDISTRIBUTED            CAPITAL               POST-
                                 ORDINARY            TAX-EXEMPT             LONG-TERM               LOSS                OCTOBER
                                  INCOME               INCOME             CAPITAL GAIN          CARRYFORWARD            LOSSES
                                   (000)                (000)                 (000)                 (000)                (000)
                               -------------        -------------         -------------         ------------           --------
Large Cap Growth .............    $   --                $ --                 $    --             $(166,694)              $--
Value Momentum ...............       367                  --                  32,953                    --                --
Large Cap Value ..............        53                  --                      --               (50,526)               --
Core Equity ..................         3                  --                      --               (30,816)               --
Balanced .....................        50                  --                      --                (3,891)               --
Small Cap Growth .............        --                  --                      48                    --                --
Small Cap Value ..............        --                  --                  10,861                    --                --
California Intermediate
 Tax-Free Bond ...............        --                 154                   1,666                    --                --
National Intermediate
 Tax-Free Bond ...............        --                 129                     702                    --                --
Bond .........................       521                  --                      --               (12,919)               --
100% U.S. Treasury
 Money Market ................       306                  --                      --                  (199)               --
U.S. Government
 Money Market ................       261                  --                      --                   (33)               (1)
Diversified Money Market .....     1,906                  --                      --                  (131)               --
California Tax-Free
 Money Market ................        --                 221                      --                   (10)               --

                                                                                    TOTAL
                                                                                DISTRIBUTABLE
                                       UNREALIZED              OTHER              EARNINGS
                                      APPRECIATION           TEMPORARY          (ACCUMULATED
                                     (DEPRECIATION)         DIFFERENCES            LOSSES)
                                          (000)                (000)                (000)
                                     -------------          -----------         -------------
Large Cap Growth .............          $  9,528             $    --              $(157,166)
Value Momentum ...............           122,743                (106)               155,957
Large Cap Value ..............            16,867                  --                (33,606)
Core Equity ..................             5,474                  --                (25,339)
Balanced .....................             4,385                  --                    544
Small Cap Growth .............              (989)                 --                   (941)
Small Cap Value ..............            29,303                  --                 40,164
California Intermediate
 Tax-Free Bond ...............             8,593                  --                 10,413
National Intermediate
 Tax-Free Bond ...............             5,249                  --                  6,080
Bond .........................            20,366                  33                  8,001
100% U.S. Treasury
 Money Market ................                (1)               (305)                  (199)
U.S. Government
 Money Market ................                --                (262)                   (35)
Diversified Money Market .....                --              (1,907)                  (132)
California Tax-Free
 Money Market ................                --                (218)                    (7)

Post-October losses represent losses realized on investment transactions from November 1, 2003 through July 31, 2004, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

At July 31, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                           EXPIRING JULY 31,
                                          ------------------------------------------------------------------------------------
                                           2005      2006      2007      2008     2009      2010     2011      2012      TOTAL
                                           (000)     (000)     (000)     (000)    (000)     (000)    (000)     (000)     (000)
                                          ------    ------    ------    ------   ------   --------  -------   -------  --------
Large Cap Growth ......................   $   --      $--      $ --     $   --    $ --    $127,669  $39,025   $    --  $166,694
Large Cap Value .......................       --       --        --         --      --      17,712   32,814        --    50,526
Core Equity ...........................       --       --        --         --      --       4,038   11,151    15,627    30,816
Balanced ..............................       --       --        --         --      --          --    3,891        --     3,891
Bond ..................................    2,394       --        --      2,585     137          --    1,692     6,111    12,919
100% U.S. Treasury Money Market .......       --       --        --         --      --          --      199        --       199
U.S. Government Money Market ..........       --       --        --         --      --          18       15        --        33
Diversified Money Market ..............       --       --       122         --       8          --        1        --       131
California Tax-Free Money Market ......       --        9        --         --      --          --       --         1        10



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[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2004

During the year ended July 31, 2004, capital loss carryforwards that were utilized to offset gains are as follows:

                                                      (000)
                                                    --------
Large Cap Growth ...............................     $2,798
Large Cap Value ................................      3,303
Balanced .......................................      9,090
Small Cap Value ................................        400
100% U.S. Treasury Money Market ................         20
U.S. Government Money Market ...................          1
Diversified Money Market .......................          7

The Bond Fund had a permanent book/tax difference due to the expiration of a capital loss carryforward. The Bond Fund had $800,387 of capital losses which have expired as of July 31, 2004.

At July 31, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds were as follows:

                           FEDERAL TAX
                              COST       APPRECIATION   DEPRECIATION     TOTAL
                              (000)         (000)          (000)         (000)
                           -----------   ------------   ------------   --------
Large Cap Growth .........  $191,919       $ 15,994       $ (6,466)    $  9,528
Value Momentum ...........   358,651        136,484        (13,741)     122,743
Large Cap Value ..........   127,260         19,377         (2,510)      16,867
Core Equity ..............   125,170          9,362         (3,888)       5,474
Balanced .................   139,859          8,664         (4,279)       4,385
Small Cap Growth .........    33,029          2,400         (3,389)        (989)
Small Cap Value ..........   179,802         37,356         (8,053)      29,303
California Intermediate
   Tax-Free Bond .........   179,889          9,245           (652)       8,593
National Intermediate
   Tax-Free Bond .........    95,927          5,352           (103)       5,249
Bond .....................   541,142         24,192         (3,826)      20,366
100% U.S. Treasury
   Money Market Fund .....   843,640             --             (1)          (1)

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the year ended July 31, 2004 these fees totaled $409,321. Such fees and the rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is shown as securities lending income in the statement of operations. Collateral is maintained at not less than 100% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statement of net assets. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at July 31, 2004, and the income generated from the program during the year ended July 31, 2004, with respect to such loans are as follows:

                           MARKET VALUE OF      MARKET        INCOME RECEIVED
                             SECURITIES        VALUE OF       FROM SECURITIES
                               LOANED         COLLATERAL          LENDING
                               (000)            (000)              (000)
                           ---------------   ------------    -----------------
Large Cap Growth ........     $29,392           $30,316            $ 66
Value Momentum ..........      50,933            52,589             126
Large Cap Value .........      18,920            19,457              47
Core Equity .............       9,694             9,980              27
Balanced ................      13,827            14,302              23
Small Cap Value .........      43,278            45,440              68
Bond ....................      56,940            58,634              53

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities in the State of California. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in that state.

8. OPTION CONTRACTS

Transactions in written covered call options and purchased put options during the year ended July 31, 2004 are summarized as follows:

                                                VALUE MOMENTUM
                                           -------------------------
                                           NUMBER OF
  WRITTEN OPTION TRANSACTIONS              CONTRACTS       PREMIUM
-------------------------------            ----------    -----------
Option written and outstanding at
  beginning of year ....................       435        $ 193,776
Call option written during year ........     1,375          233,798
Call option exercised during year ......      (700)         (51,092)
Call option expired during year ........    (1,110)        (376,482)
Call option closed during year .........        --               --
                                            ------        ---------
Options written and outstanding at
  end of year ..........................        --        $      --
                                            ======        =========


        The accompanying notes are an integral part of the financial statements.

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[Graphic of Mountain Range Omitted]

                                                VALUE MOMENTUM
                                           -------------------------
                                           NUMBER OF
 PURCHASE OPTION TRANSACTIONS              CONTRACTS       PREMIUM
-------------------------------            ----------    -----------
Purchased put option outstanding at
  beginning of year ....................       642        $ 165,192
Put option purchased during year .......     1,785          262,170
Put option sold during year ............        --               --
Put option expired during year .........    (1,342)        (240,797)
Put option exercised during year .......    (1,085)        (186,565)
                                            ------        ---------
Purchased put option outstanding at
  end of year ..........................        --        $      --
                                            ======        =========

9. FUND MERGERS

On October 18, 2002 the UBOC Intermediate Municipal Bond Fund, an unregistered common trust fund of Union Bank of California, was converted into the HighMark National Intermediate Tax-Free Bond Fund. The assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The HighMark National Intermediate Tax-Free Bond Fund issued 6,110,723 Fiduciary Shares valued at $70,644,819 (including $3,496,494 of unrealized appreciation) immediately before the conversion. The HighMark National Intermediate Tax-Free Bond Fund commenced operations on October 18, 2002 as a result of this conversion. One share of the Fiduciary Class was issued for each share of the UBOC Intermediate Municipal Bond Fund.

On September 19, 2003 the UBOCMunicipal Bond Fund, an unregistered common trust fund of Union Bank of California, was converted into the HighMark National Intermediate Tax-Free Bond Fund. The assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The HighMark National Intermediate Tax-Free Bond Fund issued 4,027,945 Fiduciary Shares valued at $47,618,371 (including $3,868,594 of unrealized appreciation) immediately before the conversion. One share of the UBOC Municipal Bond Fund was exchanged for 0.6392 shares of the HighMark National Intermediate Tax-Free Bond Fund.

10. IN-KIND TRANSACTIONS

During the year ended July 31, 2003, the Balanced Fund primarily distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the Fund's holdings. The value of the redemptions are as follows:

FIDUCIARY SHARES:
                                                      REALIZED
                             SECURITIES                 GAIN        SHARES
               REDEMPTION     AT VALUE       CASH      BY FUND     REDEEMED
              ------------  ------------  ---------- ----------  -----------
Balanced
 03/20/03      $50,915,212   $47,042,351  $3,872,861 $2,739,924   4,525,797

Since these transactions were nontaxable events, these gains will have no impact on the Funds' capital gain distributions. These transactions were completed pursuant to procedures adopted by the Board of Trustees.

11. OTHER

At July 31, 2004, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:
                                           NO. OF            %
                                        SHAREHOLDERS     OWNERSHIP
Large Cap Growth .....................       3              79%
Value Momentum .......................       2              80
Large Cap Value ......................       3              65
Core Equity ..........................       2              82
Balanced .............................       1              82
Small Cap Growth .....................       2              71
Small Cap Value ......................       2              43
California Intermediate
   Tax-Free Bond .....................       1              48
National Intermediate
   Tax-Free Bond .....................       1              90
Bond .................................       3              83
100% U.S. Treasury Money Market ......       3              98
U.S. Government Money Market .........       1              82
Diversified Money Market .............       4             100
California Tax-Free Money Market .....       2              93



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

[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JULY 31, 2004


12. SHARES ISSUED AND REDEEMED (000):
Transactions in Fund Shares are as follows for the years or period ended
July 31:

                                                   LARGE CAP GROWTH              VALUE MOMENTUM               LARGE CAP VALUE
                                                         FUND                         FUND                         FUND
                                               -------------------------      ----------------------      ------------------------
                                                 2004             2003          2004          2003          2004            2003
                                               -------------------------      ----------------------      ------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued................................        3,691           5,291           3,380       3,957           2,418         2,691
    Issued in Lieu of Cash Distributions..           --              12             917         968              47            52
    Redeemed..............................       (7,584)         (7,045)         (3,934)     (5,731)         (1,566)       (4,785)
                                               --------        --------        --------    --------        --------      --------
      Total Fiduciary Share Transactions..       (3,893)         (1,742)            363        (806)            899        (2,042)
                                               --------        --------        --------    --------        --------      --------
  Class A Shares:
    Issued................................          690           6,584             231         987             433            75
    Issued in Lieu of Cash Distributions..           --              --              68          70              24            35
    Redeemed..............................         (776)         (5,837)           (351)     (1,070)           (565)         (641)
                                               --------        --------        --------    --------        --------      --------
      Total Class A Share Transactions....          (86)            747             (52)        (13)           (108)         (531)
                                               --------        --------        --------    --------        --------      --------
  Class B Shares:
    Issued................................          169             268              51          40             148            22
    Issued in Lieu of Cash Distributions..           --              --              20          22               1             1
    Redeemed..............................         (287)           (384)            (55)        (89)            (27)          (56)
                                               --------        --------        --------    --------        --------      --------
      Total Class B Share Transactions....         (118)           (116)             16         (27)            122           (33)
                                                --------        --------        --------    --------        --------      --------
 Class C Shares (3):
    Issued................................           86              87               9           5             154            20
    Issued in Lieu of Cash Distributions..           --              --               1           1              --            --
    Redeemed..............................          (45)            (27)            (13)        (11)             (1)           (6)
                                               --------        --------        --------    --------        --------      --------
      Total Class C Share Transactions....           41              60              (3)         (5)            153            14
                                               --------        --------        --------    --------        --------      --------
    Net Increase (Decrease) in
      Share Transactions .................       (4,056)         (1,051)            324        (851)          1,066        (2,592)
                                               ========        ========        ========    ========        ========      ========

                                                                         CALIFORNIA INTERMEDIATE             NATIONAL INTERMEDIATE
                                                                              TAX-FREE BOND                      TAX-FREE BOND
                                                                                  FUND                               FUND
                                                                        -------------------------          -------------------------
                                                                          2004             2003              2004         2003 (2)
                                                                        -------------------------          -------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued from the conversion of the UBOC Intermediate
      Municipal Bond Fund (4) ....................................            --              --                 --         6,111
    Issued from the conversion of the UBOC Municipal
      Bond Fund (5) ..............................................            --              --              4,028            --
    Issued........................................................         2,075           4,260                401           902
    Issued in Lieu of Cash Distributions..........................            99              56                  2            --
    Redeemed......................................................        (3,939)         (2,681)            (2,216)         (749)
                                                                        --------        --------           --------       -------
      Total Fiduciary Share Transactions..........................        (1,765)          1,635              2,215         6,264
                                                                        --------        --------           --------       -------
  Class A Shares:
    Issued........................................................           765           5,482                318           245
    Issued in Lieu of Cash Distributions..........................           198             275                  6             2
    Redeemed......................................................        (3,747)         (6,365)              (146)          (17)
                                                                        --------        --------           --------       -------
      Total Class A Share Transactions............................        (2,784)           (608)               178           230
                                                                        --------        --------           --------       -------
  Class B Shares:
    Issued........................................................            44             329                 --            --
    Issued in Lieu of Cash Distributions..........................            18              17                 --            --
    Redeemed......................................................          (274)           (120)                --            --
                                                                        --------        --------           --------       -------
      Total Class B Share Transactions............................          (212)            226                 --            --
                                                                        --------        --------           --------       -------
  Class C Shares (3):
    Issued........................................................            53              --                 --            --
    Issued in Lieu of Cash Distributions..........................            --              --                 --            --
    Redeemed......................................................            --              --                 --            --
                                                                        --------        --------           --------       -------
      Total Class C Share Transactions............................            53              --                 --            --
                                                                        --------        --------           --------       -------
  Class S Shares:
    Issued........................................................            --              --                 --            --
    Issued in Lieu of Cash Distributions..........................            --              --                 --            --
    Redeemed......................................................            --              --                 --            --
                                                                        --------        --------           --------       -------
      Total Class S Share Transactions............................            --              --                 --            --
                                                                        --------        --------           --------       -------
    Net Increase (Decrease) in Share Transactions.................        (4,708)          1,253              2,393         6,494
                                                                        ========        ========           ========       =======

    AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.
      * INCLUDES REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).
    (1) COMMENCED OPERATIONS ON APRIL 28, 2003.
    (2) COMMENCED OPERATIONS ON OCTOBER 18, 2002.
    (3) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 28, 2003 FOR THE CORE EQUITY, CALIFORNIA INTERMEDIATE TAX-FREE BOND,
        NATIONAL INTERMEDIATE TAX FREE BOND AND BOND FUNDS.
    (4) CONVERTED ON OCTOBER 18, 2002.
    (5) CONVERTED ON SEPTEMBER 19, 2003.



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
                                                       CORE EQUITY                       BALANCED
                                                          FUND                             FUND
                                               -------------------------        -------------------------
                                                 2004             2003            2004             2003
                                               -------------------------        -------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued................................        2,660           5,240            1,965           2,896
    Issued in Lieu of Cash Distributions..           18              55              120             289
    Redeemed..............................       (4,362)         (6,677)          (2,402)         (9,311)*
                                               --------        --------         --------        --------
      Total Fiduciary Share Transactions..       (1,684)         (1,382)            (317)         (6,126)
                                               --------        --------         --------        --------
  Class A Shares:
    Issued................................          192             366               76             172
    Issued in Lieu of Cash Distributions..            1               2                6              12
    Redeemed..............................         (175)           (165)            (128)           (209)
                                               --------        --------         --------        --------
      Total Class A Share Transactions....           18             203              (46)            (25)
                                               --------        --------         --------        --------
  Class B Shares:
    Issued................................           42              97               33              63
    Issued in Lieu of Cash Distributions..           --               1                2               4
    Redeemed..............................          (58)            (71)             (46)            (90)
                                               --------        --------         --------        --------
      Total Class B Share Transactions....          (16)             27              (11)            (23)
                                               --------        --------         --------        --------
  Class C Shares (3):
    Issued................................           38              --               16               5
    Issued in Lieu of Cash Distributions..           --              --               --              --
    Redeemed..............................           --              --               (2)             (7)
                                               --------        --------         --------        --------
      Total Class C Share Transactions....           38              --               14              (2)
                                               --------        --------         --------        --------
    Net Increase (Decrease) in
      Share Transactions .................       (1,644)         (1,152)            (360)         (6,176)
                                               ========        ========         ========        ========

                                                   SMALL CAP GROWTH                  SMALL CAP VALUE
                                                         FUND                              FUND
                                               -------------------------        -------------------------
                                                 2004          2003 (1)           2004             2003
                                               -------------------------        -------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued................................        2,001             650            1,983           3,057
    Issued in Lieu of Cash Distributions..           24              --               88               6
    Redeemed..............................         (358)            (33)          (1,593)         (2,843)
                                               --------        --------         --------        --------
      Total Fiduciary Share Transactions..        1,667             617              478             220
                                               --------        --------         --------        --------
  Class A Shares:
    Issued................................          181             349            1,386           1,198
    Issued in Lieu of Cash Distributions..            6              --               28               1
    Redeemed..............................         (226)             --             (883)           (856)
                                               --------        --------         --------        --------
      Total Class A Share Transactions....          (39)            349              531             343
                                               --------        --------         --------        --------
  Class B Shares:
    Issued................................           40               8              178             228
    Issued in Lieu of Cash Distributions..           --              --               13              --
    Redeemed..............................           (4)             --             (147)           (184)
                                               --------        --------         --------        --------
      Total Class B Share Transactions....           36               8               44              44
                                               --------        --------         --------        --------
  Class C Shares (3):
    Issued................................           45              39              544             130
    Issued in Lieu of Cash Distributions..            1              --                5              --
    Redeemed..............................           (4)             --              (37)            (47)
                                               --------        --------         --------        --------
      Total Class C Share Transactions....           42              39              512              83
                                               --------        --------         --------        --------
    Net Increase (Decrease) in
      Share Transactions .................        1,706           1,013            1,565             690
                                               ========        ========         ========        ========

                                                                                                              100% U.S. TREASURY
                                                                                 BOND                            MONEY MARKET
                                                                                 FUND                                FUND
                                                                        -------------------------          -------------------------
                                                                          2004             2003               2004           2003
                                                                        -------------------------          -------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued from the conversion of the UBOC Intermediate
      Municipal Bond Fund (4) ....................................            --              --                   --            --
    Issued from the conversion of the UBOC Municipal
      Bond Fund (5) ..............................................            --              --                   --            --
    Issued........................................................         6,951          18,693            2,040,049     3,126,319
    Issued in Lieu of Cash Distributions..........................         1,034           1,191                  105           190
    Redeemed......................................................       (13,010)        (18,471)          (2,153,114)   (3,083,299)
                                                                        --------        --------           ----------    ----------
      Total Fiduciary Share Transactions..........................        (5,025)          1,413             (112,960)       43,210
                                                                        --------        --------           ----------    ----------
  Class A Shares:
    Issued........................................................           703           2,287              457,861       236,962
    Issued in Lieu of Cash Distributions..........................           141             167                  445         1,387
    Redeemed......................................................        (1,729)         (2,144)            (480,928)     (277,900)
                                                                        --------        --------           ----------    ----------
      Total Class A Share Transactions............................          (885)            310              (22,622)      (39,551)
                                                                        --------        --------           ----------    ----------
  Class B Shares:
    Issued........................................................            66             452                   --            --
    Issued in Lieu of Cash Distributions..........................            29              31                   --            --
    Redeemed......................................................          (334)           (120)                  --            --
                                                                        --------        --------           ----------    ----------
      Total Class B Share Transactions............................          (239)            363                   --            --
                                                                        --------        --------           ----------    ----------
  Class C Shares (3):
    Issued........................................................             3              --                   --            --
    Issued in Lieu of Cash Distributions..........................            --              --                   --            --
    Redeemed......................................................            (2)             --                   --            --
                                                                        --------        --------           ----------    ----------
      Total Class C Share Transactions............................             1              --                   --            --
                                                                        --------        --------           ----------    ----------
  Class S Shares:
    Issued........................................................            --              --            1,047,322     1,557,644
    Issued in Lieu of Cash Distributions..........................            --              --                  249         2,118
    Redeemed......................................................            --              --           (1,165,831)   (1,815,382)
                                                                        --------        --------           ----------    ----------
      Total Class S Share Transactions............................            --              --             (118,260)     (255,620)
                                                                        --------        --------           ----------    ----------
    Net Increase (Decrease) in Share Transactions.................        (6,148)          2,086             (253,842)     (251,961)
                                                                        ========        ========           ==========    ==========

                                                                                                                 DIVERSIFIED
                                                                             U.S. GOVERNMENT                     MONEY MARKET
                                                                            MONEY MARKET FUND                        FUND
                                                                        -------------------------          -------------------------
                                                                            2004           2003                2004          2003
                                                                        -------------------------          -------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued from the conversion of the UBOC Intermediate
      Municipal Bond Fund (4) ....................................              --            --                   --            --
    Issued from the conversion of the UBOC Municipal
      Bond Fund (5) ..............................................              --            --                   --            --
    Issued........................................................       2,781,841     2,964,455            4,737,665     4,148,527
    Issued in Lieu of Cash Distributions..........................              52            94                2,530         4,461
    Redeemed......................................................      (2,966,230)   (2,968,568)          (4,580,627)   (4,408,399)
                                                                        ----------    ----------           ----------    ----------
      Total Fiduciary Share Transactions..........................        (184,337)       (4,019)             159,568      (255,411)
                                                                        ----------    ----------           ----------    ----------
  Class A Shares:
    Issued........................................................          53,832        58,024              458,464       510,589
    Issued in Lieu of Cash Distributions..........................             123           271                2,263         5,095
    Redeemed......................................................         (46,334)      (67,483)            (551,831)     (606,223)
                                                                        ----------    ----------           ----------    ----------
      Total Class A Share Transactions............................           7,621        (9,188)             (91,104)      (90,539)
                                                                        ----------    ----------           ----------    ----------
  Class B Shares:
    Issued........................................................             671         1,249                   --            --
    Issued in Lieu of Cash Distributions..........................               1             3                   --            --
    Redeemed......................................................          (1,243)       (1,016)                  --            --
                                                                        ----------    ----------           ----------    ----------
      Total Class B Share Transactions............................            (571)          236                   --            --
                                                                        ----------    ----------           ----------    ----------
  Class C Shares (3):
    Issued........................................................              --            --                   --            --
    Issued in Lieu of Cash Distributions..........................              --            --                   --            --
    Redeemed......................................................              --            --                   --            --
                                                                        ----------    ----------           ----------    ----------
      Total Class C Share Transactions............................              --            --                   --            --
                                                                        ----------    ----------           ----------    ----------
  Class S Shares:
    Issued........................................................         296,462       429,911            2,518,055     2,559,827
    Issued in Lieu of Cash Distributions..........................              28           347                  728         5,862
    Redeemed......................................................        (324,807)     (470,212)          (2,753,599)   (2,917,699)
                                                                        ----------    ----------           ----------    ----------
      Total Class S Share Transactions............................         (28,317)      (39,954)            (234,816)     (352,010)
                                                                        ----------    ----------           ----------    ----------
    Net Increase (Decrease) in Share Transactions.................        (205,604)      (52,925)            (166,352)     (697,960)
                                                                        ==========    ==========           ==========    ==========

                                                                           CALIFORNIA TAX-FREE
                                                                              MONEY MARKET
                                                                                  FUND
                                                                        -------------------------
                                                                          2004             2003
                                                                        -------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued from the conversion of the UBOC Intermediate
      Municipal Bond Fund (4) ....................................              --            --
    Issued from the conversion of the UBOC Municipal
      Bond Fund (5) ..............................................              --            --
    Issued........................................................         338,586       438,617
    Issued in Lieu of Cash Distributions..........................              --            --
    Redeemed......................................................        (386,378)     (460,787)
                                                                        ----------    ----------
      Total Fiduciary Share Transactions..........................         (47,792)      (22,170)
                                                                        ----------    ----------
  Class A Shares:
    Issued........................................................         392,111       320,347
    Issued in Lieu of Cash Distributions..........................             833         1,404
    Redeemed......................................................        (389,632)     (295,361)
                                                                        ----------    ----------
      Total Class A Share Transactions............................           3,312        26,390
                                                                        ----------    ----------
  Class B Shares:
    Issued........................................................              --            --
    Issued in Lieu of Cash Distributions..........................              --            --
    Redeemed......................................................              --            --
                                                                        ----------    ----------
      Total Class B Share Transactions............................              --            --
                                                                        ----------    ----------
  Class C Shares (3):
    Issued........................................................              --            --
    Issued in Lieu of Cash Distributions..........................              --            --
    Redeemed......................................................              --            --
                                                                        ----------    ----------
      Total Class C Share Transactions............................              --            --
                                                                        ----------    ----------
  Class S Shares:
    Issued........................................................         211,746       226,054
    Issued in Lieu of Cash Distributions..........................              30           161
    Redeemed......................................................        (222,556)     (247,707)
                                                                        ----------    ----------
      Total Class S Share Transactions............................         (10,780)      (21,492)
                                                                        ----------    ----------
    Net Increase (Decrease) in Share Transactions.................         (55,260)      (17,272)
                                                                        ==========    ==========



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[HIGHMARK FUNDS Logo Omitted]
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REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
HIGHMARK FUNDS:

We have audited the accompanying statements of net assets of HighMark Funds (the "Funds"), including Large Cap Growth Fund, Value Momentum Fund, Large Cap Value Fund, Core Equity Fund, Balanced Fund, Small Cap Growth Fund, Small Cap Value Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Bond Fund, 100% U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Diversified Money Market Fund and California Tax-Free Money Market Fund as of July 31, 2004, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2004, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Los Angeles, CA
September 27, 2004



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NOTICE TO SHAREHOLDERS OF THE
HIGHMARK FUNDS (UNAUDITED)



For shareholders that do not have a July 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2004 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2004, each Fund is designating the following items with regard to distributions paid during the year.

                                                                                                        QUALIFIED
                                                                                                        DIVIDENDS       QUALIFYING
                                                                                                      AND CORPORATE      DIVIDEND
                                              15% RATE        ORDINARY                                  DIVIDENDS         INCOME
                                              LONG-TERM        INCOME       TAX EXEMPT                  RECEIVED         (15% TAX
                                            CAPITAL GAIN    DISTRIBUTIONS     INCOME                    DEDUCTION        RATE FOR
FUND                                        DISTRIBUTION     (TAX BASIS)   DISTRIBUTIONS      TOTAL        (1)           QDI) (2)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth ..........................      0.00%            0.00%          0.00%         0.00%        0.00%            0.00%
Value Momentum ............................     77.94%           22.06%          0.00%       100.00%      100.00%          100.00%
Large Cap Value ...........................      0.00%          100.00%          0.00%       100.00%      100.00%          100.00%
Core Equity ...............................      0.00%          100.00%          0.00%       100.00%      100.00%          100.00%
Balanced ..................................      0.00%          100.00%          0.00%       100.00%       57.70%           57.22%
Small Cap Growth ..........................      0.00%          100.00%          0.00%       100.00%        7.48%            7.42%
Small Cap Value ...........................     83.09%           16.91%          0.00%       100.00%      100.00%          100.00%
California Intermediate Tax-Free Bond (4) .      5.08%            0.32%         94.60%       100.00%        0.00%            0.00%
National Intermediate Tax-Free Bond .......      0.24%            1.16%         98.60%       100.00%        0.00%            0.00%
Bond ......................................      0.00%          100.00%          0.00%       100.00%        0.00%            0.00%
100% U.S. Treasury Money Market (3) .......      0.00%          100.00%          0.00%       100.00%        0.00%            0.00%
U.S. Government Money Market ..............      0.00%          100.00%          0.00%       100.00%        0.00%            0.00%
Diversified Money Market ..................      0.00%          100.00%          0.00%       100.00%        0.00%            0.00%
California Tax-Free Money Market (4) ......      0.00%            0.02%         99.98%       100.00%        0.00%            0.00%

---------------------------------

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF
    RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS". IT IS THE INTENTION OF EACH OF
    THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.
(3) FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK: THE 100% U.S. TREASURY MONEY MARKET FUND MET THE QUARTERLY
    DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED DURING JULY 31, 2004. ALL INCOME EARNED BY 100% U.S. TREASURY MONEY MARKET FUND
    IS DESIGNATED TAX EXEMPT INCOME FOR STATE INCOME TAX PURPOSES.
(4) FOR RESIDENTS OF CALIFORNIA, THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND THE CALIFORNIA TAX-FREE MONEY MARKET FUND MET
    THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2004.



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[HIGHMARK FUNDS Logo Omitted]
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TRUSTEES AND OFFICERS (UNAUDITED)

Information pertaining to the trustees and officers of HighMark Funds (the "Trust") is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended, are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." Currently, the Trust does not have any Interested Board Members. The SAI includes additional information about Fund directors. The SAI is available upon request, by calling 1-800-433-6884.

-----------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                               NUMBER OF PORTFOLIOS
                                        OFFICE                                                     IN HIGHMARK
                                          AND                    PRINCIPAL                            FUNDS             OTHER
                      POSITION(S)      LENGTH OF               OCCUPATION(S)                         COMPLEX        DIRECTORSHIPS
    NAME,              HELD WITH         TIME                   DURING PAST                         OVERSEEN           HELD BY
ADDRESS AND AGE(1)     THE TRUST        SERVED                    5 YEARS                       BY BOARD MEMBER(3)  BOARD MEMBER(4)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS
-------------------------
David Benkert          Trustee        Since 03/04      From April 1, 1992 to present, Principal,       18                None
47                                                     Navigant Consulting, Inc. (Financial
                                                       Consulting -- Healthcare).

Thomas L. Braje        Trustee        Since 06/87      Prior to retirement in October 1996,            18                None
61                                                     Vice President and Chief Financial
                                                       Officer of Bio Rad Laboratories, Inc.

David A. Goldfarb      Trustee, Vice  Since 06/87      Partner, Goldfarb & Simens, Certified           18                None
61                     Chairman                        Public Accountants.

Joseph C. Jaeger       Trustee,       Since 06/87      Prior to retirement in June 1998,               18                None
68                     Chairman                        Senior Vice President and Chief Financial
                                                       Officer, Delta Dental Plan of California.

Michael L. Noel        Trustee        Since 12/98      President, Noel Consulting Company              18             Avista Corp.
63                                                     since 1998. Senior Advisor, Saber Partners                         (AVA)
                                                       (financial advisory firm) since 2002. Member,
                                                       Board of Directors, Avista Corp. (utility
                                                       company), since January 2004. Member,
                                                       Board of Directors, SCAN Health Plan, since
                                                       1997. From April 1997 to December 1998,
                                                       Member of HighMark Funds Advisory Board.

Robert M. Whitler      Trustee        Since 12/98      Prior to retirement in 1996, Executive Vice     18                None
65                                                     President and Chief Trust Officer of Union
                                                       Bank of California, N.A. From April 1997 to
                                                       December 1998, Member of HighMark Funds
                                                       Advisory Board. From April 1997 to April 2002,
                                                       Director, Current Income Shares, Inc.
                                                       (closed-end investment company).

OFFICERS
--------
James F. Volk          President      Since 11/03      Senior Operations Officer, SEI Investments,     N/A                N/A
One Freedom                                            Fund Accounting and Administration since
Valley Drive                                           1996. From 1993 until 1996, Assistant Chief
Oaks, PA  19456                                        Accountant for the U.S. Securities and
41                                                     Exchange Commission.

Peter Golden           Controller     Since 09/01      Director of SEI Investments Global Funds        N/A                N/A
One Freedom            and Chief                       Services, employee of the Administrator
Valley Drive           Financial                       since June 2001. From March 2000 to 2001,
Oaks, PA  19456        Officer                         Vice President of Funds Administration for
40                                                     J.P. Morgan Chase & Co. From 1997 to 2000,
                                                       Vice President of Pension and Mutual Fund
                                                       Accounting for Chase Manhattan Bank.



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
-----------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                               NUMBER OF PORTFOLIOS
                                        OFFICE                                                     IN HIGHMARK
                                          AND                    PRINCIPAL                            FUNDS             OTHER
                        POSITION(S)     LENGTH OF               OCCUPATION(S)                         COMPLEX        DIRECTORSHIPS
    NAME,               HELD WITH        TIME                   DURING PAST                         OVERSEEN           HELD BY
ADDRESS AND AGE(1)      THE TRUST       SERVED                    5 YEARS                       BY BOARD MEMBER(3)  BOARD MEMBER(4)
-----------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis        Vice President Since 06/98     Vice President and Assistant Secretary of the   N/A                N/A
One Freedom             and Assistant                  Administrator since 1998. Vice President and
Valley Drive            Secretary                      Assistant Secretary of the Distributor from
Oaks, PA  19456                                        1998 to 2004.
40

Timothy D. Barto        Vice President Since 03/00     Vice President and Assistant Secretary of       N/A                N/A
One Freedom             and Assistant                  the Administrator since December 1999.
Valley Drive            Secretary                      Vice President and Assistant Secretary of the
Oaks, PA  19456                                        Distributor from 1999 to 2004. Associate at
36                                                     Dechert, Price & Rhoads  (1997-1999).

Christine McCullough    Vice President Since 03/00     Vice President and Assistant Secretary of the   N/A                N/A
One Freedom             and Assistant                  Administrator since November 1999. Vice
Valley Drive            Secretary                      President and Assistant Secretary of the
Oaks, PA  19456                                        Distributor from 1999 to 2004. Associate
43                                                     at White and Williams LLP (1991-1999).

William E. Zitelli, Jr. Vice President Since 09/00     Vice President and Assistant Secretary of the   N/A                N/A
One Freedom             and Assistant                  Administrator since September 2000. Vice
Valley Drive            Secretary                      President and Assistant Secretary of the
Oaks, PA  19456                                        Distributor from 2000 to 2004. From 1998 to
36                                                     2000, Vice President, Merrill Lynch & Co. Asset
                                                       Management Group.

John Munera             Vice President Since 09/02     AML Compliance Officer of the Administrator     N/A                N/A
One Freedom             and Assistant                  and Distributor since 2000. Supervising
Valley Drive            Secretary                      examiner at Federal Reserve Bank of
Oaks, PA  19456                                        Philadelphia from 1998 to 2000.
41

Teresita Ching          Vice President Since 09/02     Vice President, Chief Compliance Officer and    N/A                N/A
475 Sansome Street      and Assistant                  Assistant Secretary of the Adviser since 2002.
San Francisco,          Secretary                      From June 2000 to December 2002,
CA  94111                                              Vice President and Senior Compliance Officer
60                                                     of the Adviser. From March 1999 to February
                                                       2000, Senior Examiner, Federal Reserve Bank,
                                                       San Francisco.


Lynn A. Sullivan        Vice President Since 06/04     Vice President and Compliance Coordinator for   N/A                N/A
475 Sansome Street      and Assistant                  Union Bank of California since November 2003.
San Francisco,          Secretary                      From August 2000 to November 2003, Compliance
CA  94111                                              Officer III with Providian Financial
35                                                     Corporation. From May 1996 to June 2000,
                                                       senior paralegal with Rouse & Bahlert.

-------------------------------------------

1  Each trustee may be contacted by writing to the Trustee c/o HighMark Funds, One Freedom Valley Drive, Oaks, PA 19456.
2  Each trustee shall hold office during the lifetime of the Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns is removed, or becomes disqualified in accordance with the Trust's by-laws.
3  The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser. As of July 31, 2004, the HighMark Funds Complex consisted of 18 Funds.
4  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the 1940 Act.



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[HIGHMARK FUNDS Logo Omitted]

SHAREHOLDER VOTING RESULTS (UNAUDITED)


At a special meeting held on March 5, 2004, the shareholders of the HighMark funds voted on the proposals listed below. The results of the voting were as follows:

PROPOSAL 1        ELECTION OF TRUSTEES

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
David Benkert
Affirmative    3,161,034,073.657          57.452%           99.555%
Withhold          14,127,467.481           0.256%            0.445%
               -----------------          -------          --------
TOTAL          3,175,161,541.138          57.708%          100.000%

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Thomas L. Braje
Affirmative    3,160,967,595.205          57,450%           99.553%
Withhold          14,193,945.933           0.258%            0.447%
               -----------------          -------          --------
TOTAL          3,175,161,541.138          57.708%          100.000%

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
David A. Goldfarb
Affirmative    3,160,986,607.198          57.451%           99.554%
Withhold          14,174,933.940           0.257%            0.446%
               -----------------          -------          --------
TOTAL          3,175,161,541.138          57.708%          100.000%

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Joseph C. Jaeger
Affirmative    3,160,926,308.865          57.450%           99.552%
Withhold          14,235,232.273           0.258%            0.448%
               -----------------          -------          --------
TOTAL          3,175,161,541.138          57.708%          100.000%

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Michael L. Noel
Affirmative    3,160,936,018.865          57.450%           99.552%
Withhold          14,225,522.273           0.258%            0.448%
               -----------------          -------          --------
TOTAL          3,175,161,541.138          57.708%          100.000%

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Robert M. Whitler
Affirmative    3,160,966,049.205          57.450%           99.553%
Withhold          14,195,491.933           0.258%            0.447%
               -----------------          -------          --------
TOTAL          3,175,161,541.138          57.708%          100.000%

**FUND TOTALS
                      SHARES
                      ------
RECORD TOTAL   5,502,073,110.242
VOTED SHARES   3,175,161,541.138

PERCENT PRESENT          57.708%


                   CALIFORNIA INTERMEDIATE TAX FREE BOND FUND
                                 MARCH 05, 2004

PROPOSAL 2  Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative       12,074,697.215          57.255%           61.815%
Against              121,957.000           0.578%            0.624%
Abstain              263,065.826           1.248%            1.347%
Broker Non-
 votes             7,073,938.000          33.543%           36.214%
                  --------------          -------          --------
TOTAL             19,533,658.041          92.623%          100.000%

            (2C) Amendment of restrictions regarding diversification on investment

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative       12,080,847.215          57.284%           61.846%
Against              106,447.000           0.505%            0.545%
Abstain              272,425.826           1.292%            1.395%
Broker Non-
 votes             7,073,938.000          33.543%           36.214%
                  --------------          -------          --------
TOTAL             19,533,658.041          92.623%          100.000%


            (2D) Amendment of restrictions on concentration of investment in a particular industry

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative       12,040,541.215          57.093%           61.640%
Against              139,937.000           0.664%            0.716%
Abstain              279,241.826           1.324%            1.430%
Broker Non-
 votes             7,073,938.000          33.543%           36.214%
                  --------------          -------          --------
TOTAL             19,533,658.041          92.623%          100.000%

**FUND TOTALS
                     SHARES
                     -------
RECORD TOTAL      21,089,315.204
VOTED SHARES      19,533,658.041

PERCENT PRESENT          92.623%


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                              SMALL CAP GROWTH FUND
                                 MARCH 05, 2004

PROPOSAL 2  Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        1,908,415.577          75.795%           90.012%
Against                7,407.000           0.294%            0.350%
Abstain                7,624.600           0.303%            0.359%
Broker Non-
 votes               196,722.000           7.813%            9.279%
                   -------------          -------          --------
TOTAL              2,120,169.177          84.205%          100.000%

            (2D) Amendment of restrictions on concentration of investment in a particular industry

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        1,904,036.841          75.621%           89.806%
Against                7,774.736           0.309%            0.367%
Abstain               11,635.600           0.462%            0.549%
Broker Non-
 votes               196,722.000           7.813%            9.279%
                   -------------          -------          --------
TOTAL              2,120,169.177          84.205%          100.000%

**FUND TOTALS
                      SHARES
                    -----------
RECORD TOTAL       2,517,861.772
VOTED SHARES       2,120,169.177

PERCENT PRESENT          84.205%


                    NATIONAL INTERMEDIATE TAX FREE BOND FUND
                                 MARCH 05, 2004

PROPOSAL 2  Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        8,298,398.031          83.654%           95.199%
Against              221,477.561           2.232%            2.541%
Abstain               24,978.000           0.252%            0.286%
Broker Non-
 votes               172,062.000           1.735%            1.974%
                   -------------          -------           --------
TOTAL              8,716,915.592          87.873%          100.000%

            (2D) Amendment of restrictions on concentration of investment in a particular industry



                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative       8, 298,398.031          83.654%           95.199%
Against              221,477.561           2.232%            2.541%
Abstain               24,978.000           0.252%            0.286%
Broker Non-
 votes               172,062.000           1.735%            1.974%
                   -------------          -------          --------
TOTAL              8,716,915.592          87.873%          100.000%

**FUND TOTALS
                      SHARES
                   -------------
RECORD TOTAL       9,919,941.628
VOTED SHARES       8,716,915.592

PERCENT PRESENT          87.873%


                                CORE EQUITY FUND
                                 MARCH 05, 2004

PROPOSAL 2  Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative       15,176,589.520          85.259%           94.770%
Against               17,060.000           0.096%            0.106%
Abstain               49,284.053           0.276%            0.308%
Broker Non-
 votes               771,211.000           4.332%            4.816%
                  --------------          -------          --------
TOTAL             16,014,144.573          89.964%          100.000%

            (2C) Amendment of restrictions regarding diversification on investment

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative       15,189,655.520          85.332%           94.851%
Against                3,994.000           0.023%            0.025%
Abstain               49,284.053           0.276%            0.308%
Broker Non-
 votes               771,211.000           4.332%            4.816%
                  --------------          -------          --------
TOTAL             16,014,144.573          89.964%          100.000%

            (2D) Amendment of restrictions on concentration of investment in a particular industry

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative       15,185,951.520          85.311%           94.828%
Against                7,698.000           0.044%            0.048%
Abstain               49,284.053           0.276%            0.308%
Broker Non-
 votes               771,211.000           4.332%            4.816%
                  --------------          -------          --------
TOTAL             16,014,144.573          89.964%          100.000%

**FUND TOTALS
                      SHARES
                     ---------
RECORD TOTAL      17,800,633.332
VOTED SHARES      16,014,144.573

PERCENT PRESENT          89.964%

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             99

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


[Graphic of Mountain Range Omitted]

[HIGHMARK FUNDS Logo Omitted]

SHAREHOLDER VOTING RESULTS (UNAUDITED)
(CONTINUED)

                              SMALL CAP VALUE FUND
                                 MARCH 05, 2004

PROPOSAL 2  Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        6,011,794.639          62.360%          71.181%
Against              133,409.000           1.384%           1.580%
Abstain               37,477.373           0.389%           0.443%
Broker Non-
 votes             2,263,055.000          23.475%           26.795%
                   -------------          -------          --------
TOTAL              8,445,736.012          87.607%          100.000%

            (2C) Amendment of restrictions regarding diversification on investment

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        6,022,728.639          62.473%           71.311%
Against              129,516.000           1.344%            1.533%
Abstain               30,436.373           0.316%            0.361%
Broker Non-
 votes             2,263,055.000          23.475%           26.795%
                   -------------          -------          --------
TOTAL              8,445,736.012          87. 607%         100.000%

            (2D) Amendment of restrictions on concentration of investment in a particular industry

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        6,019,445.483          62.439%           71.272%
Against              130,171.156           1.351%            1.541%
Abstain               33,064.373           0.343%            0.392%
Broker Non-
 votes             2,263,055.000          23.475%           26.795%
                   -------------          -------          --------
TOTAL              8,445,736.012          87.607%          100.000%

**FUND TOTALS
                      SHARES
                     --------
RECORD TOTAL       9,640,476.681
VOTED SHARES       8,445,736.012

PERCENT PRESENT          87.607%


                              LARGE CAP VALUE FUNDS
                                 MARCH 05, 2004

PROPOSAL 2  Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2A) Amendment and reclassification of restrictions on investment in commodities, oil, gas and mineral investments, and real estate

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        8,733,856.783          74.470%           95.145%
Against               15,752.000           0.134%            0.171%
Abstain               12,879.000           0.110%            0.141%
Broker Non-
 votes               417,080.000           3.556%            4.544%
                   -------------          -------          --------
TOTAL              9,179,567.783          78.270%          100.000%

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        8,640,046.783          73.670%           94.123%
Against               60,563.000           0.516%            0.659%
Abstain               61,878.000           0.528%            0.675%
Broker Non-
 votes               417,080.000           3.556%            4.544%
                   -------------          -------          --------
TOTAL              9,179,567.783          78.270%          100.000%

            (2C) Amendment of restrictions regarding diversification of investment

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        8,646,192.531          73. 722%          94.190%
Against               55,746.252           0.476%            0.607%
Abstain               60,549.000           0.516%            0.660%
Broker Non-
 votes               417,080.000           3.556%            4.544%
                   -------------          ------           --------
TOTAL              9,179,567.783          78.270%          100.000%

            (2D) Amendment of restrictions on concentration of investment in a particular industry

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        8,648,220.783          73.740%           94.212%
Against               53,718.000           0.458%            0.585%
Abstain               60,549.000           0.516%            0.660%
Broker Non-
 votes               417,080.000           3.556%            4.544%
                   -------------          -------          --------
TOTAL              9,179,567.783          78.270%          100.000%

            (2E) Amendment of the fundamental investment objective of the Large
                 Cap Value fund

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        8,684,758.783          74.051%           94.610%
Against               56,030.000           0.478%            0.610%
Abstain               21,699.000           0.185%            0.237%
Broker Non-
 votes               417,080.000           3.556%            4.544%
                   -------------          -------          --------
TOTAL              9,179,567.783          78.270%          100.000%

            (2H) Elimination of restrictions on investing for purposes of exercising control or management

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        8,641,156.531          73.679%           94.135%
Against               99,632.252           0.850%            1.085%
Abstain               21,699.000           0.185%            0.237%
Broker Non-
 votes               417,080.000           3.556%            4.544%
                   -------------          -------          --------
TOTAL              9,179,567.783          78.270%          100.000%

            (2I) Elimination of restrictions on purchasing securities in which certain affiliated persons also invest

--------------------------------------------------------------------------------

100                              1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        8,636,603.783          73.641%           94.085%
Against              113,651.000           0.969%            1.238%
Abstain               12,233.000           0.104%            0.133%
Broker Non-
 votes               417,080.000           3.556%            4.544%
                   -------------          -------          --------
TOTAL              9,179,567.783          78.270%          100.000%

**FUND TOTALS
                      SHARES
                     --------
RECORD TOTAL      11,728,033.853
VOTED SHARES       9,179,567.783

PERCENT PRESENT          78.270%


                               VALUE MOMENTUM FUND
                                 MARCH 05, 2004

PROPOSAL 2  Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        7,764,350.312          40.681%           86.365%
Against               31,337.259           0.164%            0.348%
Abstain               31,773.381           0.167%            0.354%
Broker Non-
 votes             1,162,748.000           6.092%           12.933%
                   -------------          -------          --------
TOTAL              8,990,208.952          47.104%          100.000%

            (2C) Amendment of restrictions regarding diversification on investment

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        7,755,124.312          40.633%           86.262%
Against               40,897.259           0.214%            0.455%
Abstain               31,439.381           0.165%            0.350%
Broker Non-
 votes             1,162,748.000           6.092%           12.933%
                   -------------          -------          --------
TOTAL              8,990,208.952          47.104%          100.000%

            (2D) Amendment of restrictions on concentration of investment in a particular industry

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        7,752,869.571          40.621%           86.237%
Against               37,665.000           0.197%            0.419%
Abstain               36,926.381           0.194%            0.411%
Broker Non-
 votes             1,162,748.000           6.092%           12.933%
                   -------------          -------          --------
TOTAL              8,990,208.952          47.104%          100.000%

**FUND TOTALS
                      SHARES
                     ---------
RECORD TOTAL    19,085,973.487
VOTED SHARES     8,990,208.952

PERCENT PRESENT        47.104%



                        U.S. GOVERNMENT MONEY MARKET FUND
                                 MARCH 05, 2004

PROPOSAL 2 Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2A) Amendment and reclassification of restrictions on investment in commodities, oil, gas and mineral investments, and real estate

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      205,556,263.130          37.811%           73.713%
Against           10,060,573.000           1.851%            3.608%
Abstain           13,160,744.000           2.421%            4.719%
Broker Non-
 votes            50,083,178.000           9.213%           17.960%
                 ---------------          -------          --------
TOTAL            278,860,758.130          51.295%          100.000%

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      205,449,426.130          37.792%           73.675%
Against           10,167,410.000           1.870%            3.646%
Abstain           13,160,744.000           2.421%            4.720%
Broker Non-
 votes            50,083,178.000           9.213%           17.960%
                 ---------------          -------          --------
TOTAL            278,860,758.130          51.295%          100.000%

            (2C) Amendment of restrictions regarding diversification of investment

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      210,176,660.130          38.661%           75.370%
Against            5,616,629.000           1.033%            2.014%
Abstain           12,984,291.000           2.389%            4.656%
Broker Non-
 votes            50,083,178.000           9.213%           17.960%
                 ---------------          -------          --------
TOTAL            278,860,758.130          51.295%          100.000%

            (2D) Amendment of restrictions on concentration of investment in a particular industry

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      208,732,419.130          38.396%           74.852%
Against            7,019,750.000           1.291%            2.517%
Abstain           13,025,411.000           2.396%            4.671%
Broker Non-
 votes            50,083,178.000           9.213%           17.960%
                 ---------------          -------          --------
TOTAL            278,860,758.130          51.295%          100.000%

            (2G) Reclassification of restrictions on investments of the U.S.
                 Government Money Market Fund

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      209,214,151.130          38.484%           75.025%
Against            6,579,138.000           1.210%            2.359%
Abstain           12,984,291.000           2.389%            4.656%
Broker Non-
 votes            50,083,178.000           9.213%           17.960%
                 ---------------          -------          --------
TOTAL            278,860,758.130          51.295%          100.000%


--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]

[HIGHMARK FUNDS Logo Omitted]

SHAREHOLDER VOTING RESULTS (UNAUDITED)
(CONTINUED)


            (2H) Elimination of restrictions on investing for purposes of exercising control or management

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      207,819,175.130          38.228%           74.524%
Against            7,756,387.000           1.426%            2.782%
Abstain           13,202,018.000           2.429%            4.734%
Broker Non-
 votes            50,083,178.000           9.213%           17.960%
                 ---------------          -------          --------
TOTAL            278,860,758.130          51.295%          100.000%

            (2I) Elimination of restrictions on purchasing securities in which certain affiliated persons also invest

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      206,359,685.130          37.959%           74.001%
Against            9,392,484.000           1.728%            3.368%
Abstain           13,025,411.000           2.396%            4.671%
Broker Non-
 votes            50,083,178.000           9.213%           17.960%
                 --------------           -------          --------
TOTAL            278,860,758.130          51.295%          100.000%

            (2J) Elimination of restrictions on writing, buying, or selling options

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      204,799,978.130          37.672%           73.442%
Against           10,952,191.000           2.015%            3.927%
Abstain           13,025,411.000           2.396%            4.671%
Broker Non-
 votes            50,083,178.000           9.213%           17.960%
                 ---------------          -------          --------
TOTAL            278,860,758.130          51.295%          100.000%

            (2K) Elimination of restrictions on buying certain stocks and bonds

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      204,851,218.130          37.682%           73.460%
Against           10,941,748.000           2.012%            3.924%
Abstain           12,984,614.000           2.389%            4.656%
Broker Non-
 votes            50,083,178.000           9.213%           17.960%
                 ---------------          -------          --------
TOTAL            278,860,758.130          51.295%          100.000%

**FUND TOTALS
                      SHARES
                     --------
RECORD TOTAL     543,637,598.850
VOTED SHARES     278,860,758.130

PERCENT PRESENT          51.295%


                              LARGE CAP GROWTH FUND
                                 MARCH 05, 2004

PROPOSAL 2  Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2A) Amendment and reclassification of restrictions on investment in commodities, oil, gas and mineral investments, and real estate

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        2,092,745.567           7.894%            38.640%
Against              148,077.855           0.558%             2.734%
Abstain               97,558.247           0.368%            1.801%
Broker Non-
 votes             3,077,576.000          11.609%           56.824%
                  --------------          -------          --------
TOTAL              5,415,957.669          20.429%          100.000%

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        2,081,208.567           7.850%           38.427%
Against              155,254.855           0.586%            2.867%
Abstain              101,918.247           0.384%            1.881%
Broker Non-
 votes             3,077,576.000          11.609%           56.824%
                  --------------          -------          --------
TOTAL              5,415,957.669          20.429%          100.000%

            (2C) Amendment of restrictions regarding diversification of investment

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        2,095,412.993           7.904%           38.690%
Against              141,430.429           0.533%            2.611%
Abstain              101,538.247           0.383%            1.875%
Broker Non-
 votes             3,077,576.000          11.609%           56.824%
                   -------------          -------          --------
TOTAL              5,415,957.669          20.429%          100.000%

            (2D) Amendment of restrictions on concentration of investment in a particular industry

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        2,094,262.567           7.900%           38.668%
Against              136,478.855           0.514%            2.520%
Abstain              107,640.247           0.406%            1.987%
Broker Non-
 votes             3,077,576.000          11.609%           56.824%
                  --------------          -------          --------
TOTAL              5,415,957.669          20.429%          100.000%

            (2H) Elimination of restrictions on investing for purposes of exercising control or management

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        2,070,741.993           7.811%           38.234%
Against              158,958.429           0.599%            2.935%
Abstain              108,681.247           0.410%            2.007%
Broker Non-
 votes             3,077,576.000          11.609%           56.824%
                  --------------          -------          --------
TOTAL              5,415,957.669          20.429%          100.000%

            (2I) Elimination of restrictions on purchasing securities in which certain affiliated persons also invest

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        2,077,078.195           7.835%           38.351%
Against              155,348.227           0.586%            2.868%
Abstain              105,955.247           0.399%            1.957%
Broker Non-
 votes             3,077,576.000          11.609%           56.824%
                  --------------          -------          --------
TOTAL              5,415,957.669          20.429%          100.000%

**FUND TOTALS
                      SHARES
                     --------
RECORD TOTAL      26,510,960.443
VOTED SHARES       5,415,957.669

PERCENT PRESENT          20.429%


--------------------------------------------------------------------------------

102                              1.800.433.6884

--------------------------------------------------------------------------------

[Graphic of Mountain Range Omitted]

                         DIVERSIFIED MONEY MARKET FUND
                                 MARCH 05, 2004

PROPOSAL 2  Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2A) Amendment and reclassification of restrictions on investment in commodities, oil, gas and mineral investments, and real estate

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative     1,201,069,487.240         36.631%          60.923%
Against            29,841,178.000          0.910%           1.514%
Abstain            11,037,245.000          0.337%           0.560%
Broker Non-votes  729,507,718.000         22.249%          37.004%
                -----------------         -------          -------
TOTAL           1,971,455,628.240         60.126%         100.000%

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative     1,207,227,891.000         36.819%          61.235%
Against            22,868,283.240          0.697%           1.160%
Abstain            11,851,736.000          0.362%           0.601%
Broker Non-votes  729,507,718.000         22.249%          37.004%
                -----------------         -------         --------
TOTAL           1,971,455,628.240         60.126%         100.000%

            (2C) Amendment of restrictions regarding diversification of investment

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative     1,208,879,605.240         36.869%          61.319%
Against            21,728,212.000          0.663%           1.102%
Abstain            11,340,093.000          0.346%           0.575%
Broker Non-votes  729,507,718.000         22.249%          37.004%
                -----------------         -------         --------
TOTAL           1,971,455,628.240         60.126%         100.000%

            (2D) Amendment of restrictions on concentration of investment in a particular industry

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative     1,207,499,804.240         36.827%          61.249%
Against            22,611,560.000          0.690%           1.147%
Abstain            11,836,546.000          0.361%           0.600%
Broker Non-votes  729,507,718.000         22.249%          37.004%
                -----------------         -------         --------
TOTAL           1,971,455,628.240         60.126%         100.000%

            (2H) Elimination of restrictions on investing for purposes of exercising control or management

                      NO. OF          % OF OUTSTANDING   % OF SHARES
                      SHARES              SHARES           PRESENT
                     --------         ----------------    -----------
Affirmative     1,206,218,793.000         36.788%          61.184%
Against            23,729,271.240          0.724%           1.204%
Abstain            11,999,846.000          0.366%           0.608%
Broker Non-votes  729,507,718.000         22.249%          37.004%
                -----------------         -------         --------
TOTAL           1,971,455,628.240         60.126%         100.000%


            (2I) Elimination of restrictions on purchasing securities in which certain affiliated persons also invest

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative    1,196, 984,644.150         36.506%          60.716%
Against            33,102,636.000          1.010%           1.679%
Abstain            11,860,630.090          0.362%           0.602%
Broker Non-votes  729,507,718.000         22.249%          37.004%
              -------------------         -------         --------
TOTAL           1,971,455,628.240         60.126%         100.000%

            (2J) Elimination of restrictions on writing, buying, or selling options

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative     1,197,707,151.240         36.528%          60.752%
Against            32,537,774.000          0.993%           1.651%
Abstain            11,702,985.000          0.357%           0.593%
Broker Non-votes  729,507,718.000         22.249%          37.004%
                -----------------         -------         --------
TOTAL           1,971,455,628.240         60.126%         100.000%

            (2K) Elimination of restrictions on buying certain stocks and bonds

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative     1,198,012,311.090         36.538%          60.768%
Against            31,799,770.150          0.969%           1.613%
Abstain            12,135,829.000          0.371%           0.616%
Broker Non-votes  729,507,718.000         22.249%          37.004%
                -----------------         -------         ---------
TOTAL           1,971,455,628.240         60.126%         100.000%

**FUND TOTALS
                      SHARES
                     ----------------
RECORD TOTAL    3,278,848,029.930
VOTED SHARES    1,971,455,628.240

PERCENT PRESENT           60.126%


                                   BOND FUND
                                 MARCH 05, 2004


PROPOSAL 2  Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2A) Amendment and reclassification of restrictions on investment in commodities, oil, gas and mineral investments, and real estate

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        3,898,705.726           7.729%           54.769%
Against              142,320.772           0.282%            2.000%
Abstain              149,081.347           0.296%            2.094%
Broker Non-votes   2,928,286.000           5.805%           41.137%
                   -------------          -------          --------
TOTAL              7,118,393.845          14.112%          100.000%

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities




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

[Graphic of Mountain Range Omitted]

[HIGHMARK FUNDS Logo Omitted]

SHAREHOLDER VOTING RESULTS (UNAUDITED)
(CONTINUED)


                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        3,867,803.162           7.668%           54.335%
Against              156,820.873           0.311%            2.203%
Abstain              165,483.810           0.328%            2.325%
Broker Non-votes   2,928,286.000           5.805%           41.137%
                   -------------          -------          --------
TOTAL              7,118,393.845          14.112%          100.000%

            (2C) Amendment of restrictions regarding diversification of investment

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        3,886,023.177           7.704%           54.591%
Against              118,553.936           0.235%            1.666%
Abstain              185,530.732           0.368%            2.606%
Broker Non-votes   2,928,286.000           5.805%           41.137%
                   -------------          -------          --------
TOTAL              7,118,393.845          14.112%          100.000%

            (2D) Amendment of restrictions on concentration of investment in a particular industry

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        3,883,094.059           7.698%           54.550%
Against              130,941.688           0.260%            1.840%
Abstain              176,072.098           0.349%            2.473%
Broker Non-votes   2,928,286.000           5.805%           41.137%
                   -------------          -------          --------
TOTAL              7,118,393.845          14.112%          100.000%

            (2H) Elimination of restrictions on investing for purposes of exercising control or management

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        3,823,072.578           7.579%           53.707%
Against              206,572.181           0.410%            2.902%
Abstain              160,463.086           0.318%            2.254%
Broker Non-votes   2,928,286.000           5.805%           41.137%
                   -------------          -------          --------
TOTAL              7,118,393.845          14.112%          100.000%

            (2I) Elimination of restrictions on purchasing securities in which certain affiliated persons also invest

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        3,852,526.515           7.638%           54.121%
Against              173,431.215           0.344%            2.436%
Abstain              164,150.115           0.325%            2.306%
Broker Non-votes   2,928,286.000           5.805%           41.137%
                   -------------          -------          --------
TOTAL              7,118.393.845          14.112%          100.000%

**FUND TOTALS
                     SHARES
                    --------
RECORD TOTAL      50,440,656.885
VOTED SHARES       7,118,393.845

PERCENT PRESENT          14.112%


                      100% U.S. TREASURY MONEY MARKET FUND
                                 MARCH 05, 2004

PROPOSAL 2  Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2A) Amendment and reclassification of restrictions on investment in commodities, oil, gas and mineral investments, and real estate

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      312,931,931.510          31.261%           54.092%
Against           13,080,791.000           1.306%            2.261%
Abstain           79,978,993.000           7.990%           13.825%
Broker Non-votes 172,525,753.000          17.235%           29.822%
                 ---------------          -------         ---------
TOTAL            578,517,468.510          57.792%         100.000%

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      311,990,702.510          31.167 %          53.929%
Against           13,569,145.000           1.355 %           2.346%
Abstain           80,431,868.000           8.035 %          13.903%
Broker Non-votes 172,525,753.000          17.235 %          29.822%
                 ---------------         ------- -        ---------
TOTAL            578,517,468.510          57.792 %         100.000%

            (2C) Amendment of restrictions regarding diversification of investment

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      391,174,671.510          39.077%           67.617%
Against            6,045,317.000           0.604%            1.045%
Abstain            8,771,727.000           0.876%            1.516%
Broker Non-votes 172,525,753.000          17.235%           29.822%
                 ---------------          -------          --------
TOTAL            578,517,468.510          57.792%          100.000%

            (2D) Amendment of restrictions on concentration of investment in a particular industry

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      391,389,200.510          39.098%          67.654%
Against            5,830,788.000           0.583%           1.008%
Abstain            8,771,727.000           0.876%           1.516%
Broker Non-votes 172,525,753.000          17.235%          29.822%
                 ---------------          -------         --------
TOTAL            578,517,468.510          57.792%         100.000%

            (2F) Reclassification of restrictions on investments of the 100%
                 U.S. Treasury Money Market Fund

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      312,928,827.510          31.260%          54.092%
Against           84,252,769.000           8.417%          14.563%
Abstain            8,810,119.000           0.880%           1.523%
Broker Non-votes 172,525,753.000          17.235%          29.822%
                 ---------------          -------         --------
TOTAL            578,517,468.510          57.792%         100.000%


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104                              1.800.433.6884

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


[Graphic of Mountain Range Omitted]


            (2H) Elimination of restrictions on investing for purposes of exercising control or management

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      312,416,515.510          31.209%          54.003%
Against           13,005,656.000           1.299%           2.248%
Abstain           80,569,544.000           8.049%          13.927%
Broker Non-votes 172,525,753.000          17.235%          29.822%
                 ---------------          -------         --------
TOTAL            578,517,468.510          57.792%         100.000%

            (2I) Elimination of restrictions on purchasing securities in which certain affiliated persons also invest

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      384,049,317.510          38.365%          66.385%
Against           13,170,671.000           1.316%           2.277%
Abstain            8,771,727.000           0.876%           1.516%
Broker Non-votes 172,525,753.000          17.235%          29.822%
                 ---------------          -------         --------
TOTAL            578,517,468.510          57.792%         100.000%

            (2J) Elimination of restrictions on writing, buying, or selling options

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      311,696,139.510          31.137%          53.878%
Against           85,458,305.000           8.537%          14.772%
Abstain            8,837,271.000           0.883%           1.528%
Broker Non-votes 172,525,753.000          17.235%          29.822%
                 ---------------          -------         --------
TOTAL            578,517,468.510          57.792%         100.000%

            (2K) Elimination of restrictions on buying certain stocks and bonds

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      312,410,405.510          31.209%          54.002%
Against           84,754,819.000           8.466%          14.650%
Abstain            8,826,491.000           0.822%           1.526%
Broker Non-votes 172,525,753.000          17.235%          29.822%
                 ---------------          -------         --------
TOTAL            578,517,468.510          57.792%         100.000%

**FUND TOTALS
                      SHARES
                     --------
RECORD TOTAL   1,001,040,444.730
VOTED SHARES     578,517,468.510

PERCENT PRESENT          57.792%


                                 BALANCED FUND
                                 MARCH 05, 2004

PROPOSAL 2  Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2A) Amendment and reclassification of restrictions on investment in commodities, oil, gas and mineral investments, and real estate

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        1,158,797.154          11.283%           62.383%
Against               36,154.000           0.352%            1.947%
Abstain               26,267.000           0.256%            1.413%
Broker Non-votes     636,327.000           6.196%           34.256%
                   -------------          -------          --------
TOTAL              1,857,545.154          18.087%          100.000%

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        1,154,659.154          11.243%           62.160%
Against               40,292.000           0.392%            2.170%
Abstain               26,267.000           0.256%            1.413%
Broker Non-votes     636,327.000           6.196%           34.256%
                   -------------          -------          --------
TOTAL              1,857,545.154          18.087%          100.000%

            (2C) Amendment of restrictions regarding diversification of investment

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        1,151,391.154          11.211%           61.985%
Against               43,560.000           0.424%            2.345%
Abstain               26,267.000           0.256%            1.414%
Broker Non-votes     636,327.000           6.196%           34.256%
                   -------------          -------          --------
TOTAL              1,857,545.154          18.087%          100.000%

            (2D) Amendment of restrictions on concentration of investment in a particular industry

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        1,156,064.154          11.256%           62.236%
Against               38,887.000           0.379%            2.094%
Abstain               26,267.000           0.256%            1.414%
Broker Non-votes     636,327.000           6.196%           34.256%
                   -------------          -------          --------
TOTAL              1,857,545.154          18.087%          100.000%

            (2H) Elimination of restrictions on investing for purposes of exercising control or management

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        1,150,464.154          11.202%           61.935%
Against               44,487.000           0.433%            2.395%
Abstain               26,267.000           0.256%            1.414%
Broker Non-votes     636,327.000           6.196%           34.256%
                   -------------          -------          --------
TOTAL              1,857,545.154          18.087%          100.000%

            (2I) Elimination of restrictions on purchasing securities in which certain affiliated persons also invest

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative        1,168,305.154          11.376%           62.895%
Against               41,233.000           0.401%            2.220%
Abstain               11,680.000           0.114%            0.629%
Broker Non-votes     636,327.000           6.196%           34.256%
                   -------------          -------          --------
TOTAL              1,857,545.154          18.087%          100.000%

**FUND TOTALS
                      SHARES
                     --------
RECORD TOTAL      10,270,246.347
VOTED SHARES       1,857,545.154

PERCENT PRESENT          18.087%


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[Graphic of Mountain Range Omitted]

[HIGHMARK FUNDS Logo Omitted]

SHAREHOLDER VOTING RESULTS (UNAUDITED)
(CONTINUED)


                     CALIFORNIA TAX FREE MONEY MARKET FUND
                                 MARCH 05, 2004

PROPOSAL 2  Amendment, reclassification or elimination of certain fundamental investment policies of the Funds

            (2A) Amendment and reclassification of restrictions on investment in commodities, oil, gas and mineral investments, and real estate

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      237,502,534.460          47.544%          91.723%
Against            4,843,667.000           0.970%           1.870%
Abstain            2,568,213.000           0.514%           0.992%
Broker Non-votes  14,020,975.000           2.807%           5.415%
                 ---------------          -------         --------
TOTAL            258,935,389.460          51.834%         100.000%

            (2B) Amendment and reclassification of restrictions on borrowing and lending money, issuing senior securities, pledging, mortgaging or hypothecating assets, margin transactions, short sales, joint participation in securities trading accounts, and underwriting securities

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      237,670,473.460          47.578%           91.788%
Against            4,332,502.000           0.867%            1.673%
Abstain            2,911,439.000           0.583%            1.125%
Broker Non-votes  14,020,975.000           2.807%            5.415%
                 ---------------          -------          --------
TOTAL            258,935,389.460          51.834%          100.000%

            (2C) Amendment of restrictions regarding diversification of investment

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      241,392,939.460          48.323%           93.225%
Against              816,830.000           0.163%            0.316%
Abstain            2,704,645.000           0.542%            1.044%
Broker Non-votes  14,020,975.000           2.807%            5.415%
                 ---------------          -------          --------
TOTAL            258,935,389.460          51.834%          100.000%

            (2D) Amendment of restrictions on concentration of investment in a particular industry

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      239,270,122.460          47.898%           92.405%
Against            2,781,141.000           0.557%            1.074%
Abstain            2,863,151.000           0.573%            1.106%
Broker Non-votes  14,020,975.000           2.807%            5.415%
                 ---------------          -------          --------
TOTAL            258,935,389.460          51.834%          100.000%


            (2H) Elimination of restrictions on investing for purposes of exercising control or management

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative     237, 495,059.460          47.542%           91.720%
Against            4,542,859.000           0.910%            1.754%
Abstain            2,876,496.000           0.576%            1.111%
Broker Non-votes  14,020,975.000           2.807%            5.415%
                 ---------------          -------          --------
TOTAL            258,935,389.460          51.834%          100.000%


            (2J) Elimination of restrictions on writing, buying, or selling options

                     NO. OF           % OF OUTSTANDING   % OF SHARES
                     SHARES                SHARES          PRESENT
                    --------          ----------------   -----------
Affirmative      236,829,634.460          47.409%           91.463%
Against            5,264,198.000           1.054%            2.033%
Abstain            2,820,582.000           0.565%            1.089%
Broker Non-votes  14,020,975.000           2.807%            5.415%
                 ---------------          -------          --------
TOTAL            258,935,389.460          51.834%          100.000%

**FUND TOTALS
                      SHARES
                     --------
RECORD TOTAL     499,542,937.100
VOTED SHARES     258,935,389.460

PERCENT PRESENT          51.834%


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[Graphic of Mountain Range Omitted]

HIGHMARK FUND INFORMATION

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities, is available, (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; and (ii) on the SEC's website at http://www.sec.gov. Beginning on the fiscal quarter ended October 31, 2004, the Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                      FIDUCIARY SHARES INFORMATION

FUND                                                CUSIP                               TICKER                      FUND #
LARGE CAP GROWTH                                    431114818                           HMGRX                        492
VALUE MOMENTUM                                      431114677                           HMVMX                        871
LARGE CAP VALUE                                     431114206                           HMIEX                        490
CORE EQUITY                                         431112788                           HMCFX                       1627
BALANCED                                            431114792                           HMBAX                        491
SMALL CAP GROWTH                                    431112739                           HSRFX                       1204
SMALL CAP VALUE                                     431112101                           HMSCX                        148
CA INTERMEDIATE TAX-FREEBOND                        431114644                           HMITX                        847
NATIONAL INTERMEDIATE TAX-FREE BOND                 431112655                           HMNTX                       1600
BOND                                                431114305                           HMBDX                        489
100% U.S. TREASURY MONEY MARKET                     431114503                           HMTXX                        486
U.S. GOVERNMENT MONEY MARKET                        431114701                           HMGXX                        485
DIVERSIFIED MONEY MARKET                            431114883                           HMDXX                        484
CA TAX-FREE MONEY MARKET                            431114842                           HMCXX                        487

                                                        RETAIL SHARES INFORMATION
LARGE CAP GROWTH
     CLASS A SHARES                                 431114768                           HMRGX                        481
     CLASS B SHARES                                 431114511                           HMGBX                        455
     CLASS C SHARES                                 431112879                           HGRCX                       1755

VALUE MOMENTUM
     CLASS A SHARES                                 431114628                           HMVLX                        870
     CLASS B SHARES                                 431114529                           HVMBX                        456
     CLASS C SHARES                                 431112812                           HVMCX                       1753

LARGE CAP VALUE
     CLASS A SHARES                                 431114784                           HMERX                        479
     CLASS B SHARES                                 431114537                           HIEBX                        457
     CLASS C SHARES                                 431112861                           HIECX                       1754


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[Graphic of Mountain Range Omitted]

[HIGHMARK FUNDS Logo Omitted]

                                                 RETAIL SHARES INFORMATION (CONTINUED)

FUND                                                CUSIP                               TICKER                      FUND #
CORE EQUITY
     CLASS A SHARES                                 431112770                           HCEAX                       1626
     CLASS B SHARES                                 431112762                           HCEBX                       1628
     CLASS C SHARES                                 431112754                           HCECX                       1632
BALANCED
     CLASS A SHARES                                 431114776                           HMBRX                        480
     CLASS B SHARES                                 431114545                           HMBBX                        452
     CLASS C SHARES                                 431112887                           HMBCX                       1760
SMALL CAP GROWTH
     CLASS A SHARES                                 431112713                           HSRAX                       1201
     CLASS B SHARES                                 431112697                           HSRBX                       1202
     CLASS C SHARES                                 431112689                           HSRCX                       1203
SMALL CAP VALUE
     CLASS A SHARES                                 431112200                           HASVX                         41
     CLASS B SHARES                                 431112309                           HBSVX                        123
     CLASS C SHARES                                 431112820                           HSVCX                       1756
CA INTERMEDIATE TAX-FREE BOND
     CLASS A SHARES                                 431114578                           HMCIX                        846
     CLASS B SHARES                                 431112796                           HCABX                       1761
     CLASS C SHARES                                 431112630                           HCTCX                       1491
NATIONAL INTERMEDIATE TAX-FREE BOND
     CLASS A SHARES                                 431112663                           HMNFX                       1598
     CLASS C SHARES                                 431112622                           HNTCX                       1490
BOND
     CLASS A SHARES                                 431114743                           HMRBX                        478
     CLASS B SHARES                                 431112747                           HBDBX                       1090
     CLASS C SHARES                                 431112648                           HBDCX                       1492
100% U.S. TREASURY MONEY MARKET
     CLASS A SHARES                                 431114404                           HMRXX                        475
U.S. GOVERNMENT MONEY MARKET
     CLASS ASHARES                                  431114602                           HMUXX                        474
     CLASS B SHARES                                 431114495                           HGBXX                        450
DIVERSIFIED MONEY MARKET
     CLASS A SHARES                                 431114800                           HMVXX                        473
CA TAX-FREE MONEY MARKET
     CLASS A SHARES                                 431114859                           HMAXX                        476

                                                       CLASS S SHARES INFORMATION
100% U.S. TREASURY MONEY MARKET
     CLASS S SHARES                                 431112606                           HUSXX                       1730
U.S. GOVERNMENT MONEY MARKET
     CLASS S SHARES                                 431112507                           HGSXX                       1729
DIVERSIFIED MONEY MARKET
     CLASS S SHARES                                 431112408                           HDSXX                       1728
CA TAX-FREE MONEY MARKET
     CLASS S SHARES                                 431112705                           HCSXX                       1727


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NOTES



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[HIGHMARK FUNDS Logo Omitted]

NOTES




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NOTES



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[HIGHMARK FUNDS Logo Omitted]
[Graphic of Mountain Range Omitted]

SERVICE PROVIDERS &
BOARD OF TRUSTEES

INVESTMENT ADVISER
HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA 94111

SUB-ADVISERS
Large Cap Growth Fund:
Waddell &Reed Investment Management Co.
6300 Lamar Avenue
Shawnee Mission, KS 66202

Large Cap Value Fund:
Aronson+Johnson+Ortiz, L.P.
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Small Cap Growth Fund:
Chartwell Investment Partner, L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

Small Cap Value Fund:
LSVAsset Management
One North Wacker Drive, Suite 4000
Chicago, IL 60606


CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, CA 94111

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Global Funds Services
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray LLP
One California Street, Suite 2200
San Francisco, CA 94111

AUDITORS
Deloitte & Touche LLP
350 South Grand Avenue, Suite 200
Los Angeles, CA 90071

TRANSFER AGENT
State Street Bank & Trust Co.
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
Joseph C. Jaeger, Chairman
David A. Goldfarb, Vice Chairman
David Benkert
Thomas L. Braje
Michael L. Noel
Robert M. Whitler





--------------------------------------------------------------------------------

112                              1.800.433.6884

--------------------------------------------------------------------------------

                        To learn more about HighMark, visit us at www.highmarkfunds.com or call:

                        INVESTOR SERVICES DESK
                        1.800.433.6884

                        INVESTMENT PROFESSIONAL SUPPORT DESK
                        1.800.455.5609




                        THANK YOU
                        FOR YOUR INVESTMENT.

                        [HIGHMARK FUNDS LOGO OMITTED]










                        ------------------------------
                          Mutual Funds:
                          o are not FDIC insured
                          o have no bank guarantee
                          o may lose value
                        ------------------------------

[HIGHMARK FUNDS LOGO OMITTED]

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071




WWW.HIGHMARKFUNDS.COM

HMK-AR-002-0200
84806 (07/04)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are David A. Goldfarb and Robert M. Whitler and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Deloitte & Touche LLP Related to the Trust

Deloitte & Touche LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:



------------------------------------------------------------------------------------------------------------------------------
                                           2004                                                  2003
------ ---------- ----------------------------------------------------- ------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------ ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
  (a)   Audit
        Fees(1)    $231,200          N/A               N/A               $215,400          N/A               N/A
------ ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
  (b)   Audit-
        Related
        Fees (2)    18,000           N/A               N/A                18,000           N/A               N/A
------ ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
  (c)   Tax
        Fees (3)    13,800           N/A               N/A                11,600           N/A               N/A
------ ---------- ----------------- ----------------- ----------------- ----------------- ----------------- ------------------
  (d)   All
        Other
        Fees (4)    5,000            N/A               N/A                5,000            N/A               N/A
------------------------------------------------------------------------------------------------------------------------------

Notes:
    (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
    (2) The above "Audit-Related Fees" were billed for three security count verifications for the Funds as required under section (f) of Rule 17f-2 of the Investment Company Act of 1940 (the "Act").
    (3) The above "Tax Fees" were billed in connection with the review of the Funds' procedures to monitor compliance with certain provisions of the Internal Revenue Code. This review focused on quarterly diversification tests, which enable the Fund to maintain their status as a registered investment company and to comply with distribution requirements.
    (4) The "Other Fees" were billed for the review of the text in the Post-Effective Amendment Registration Statements (Form N-1A) and the financial statement included therein to determine whether the information is consistent with the information presented in the audited financial statements sent to shareholders. These "Other Fees" also relate to the rendering of our consent for the use of our Independent Auditors' Report in the Registration Statement.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------------------------------------------
                                                   2004             2003
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%

                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------------------------------------------


(f)

(g) The aggregate non-audit fees and services billed by Deloitte & Touche LLP for the last two fiscal years were $36,800 and $26,600 for 2004 and 2003, respectively.

(h)     Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      HighMark Funds


By (Signature and Title)*                         /s/ James F. Volk
                                                  -----------------
                                                  James F. Volk, President

Date 09/27/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ James F. Volk
                                                  -----------------
                                                  James F. Volk, President

Date 09/27/04


By (Signature and Title)*                         /s/ Peter Golden
                                                  ----------------
                                                  Peter Golden, Controller & CFO

Date 09/27/04
* Print the name and title of each signing officer under his or her signature.